                                 June 30, 2000
                         Annual Report to Shareholders
                                       of


                               [FIRST FUNDS LOGO]



                      Discipline, Consistency, Patience (R)



                [GRAPHIC ARM STRENGTH CONTEST - 3 GENERATIONS]



                             [FIRST TENNESSEE LOGO]
                               Investment Adviser

LETTER FROM THE CHAIRMAN

Dear Shareholder:

This report for First Funds covers the 12-month period that ended June 30, 2000. It includes commentary from our portfolio managers on fund performance, the financial market outlook and the strategies employed. The portfolio holdings, financial highlights and performance results are also reported.

Over the last year, a variety of publications have recognized the success of First Funds. One feature article about the FIRST FUNDS GROWTH & INCOME PORTFOLIO with co-managers Edward Goldstein and David Thompson, appeared in Barron's. The mutual fund rating agencies of Morningstar, ValueLine, Lipper, Inc., and Standard & Poor's also recognized the portfolio and its management team during the year. In addition, nationally syndicated radio show interviews with David Thompson were aired to audiences from coast to coast.

For two of our fixed income portfolios, the INTERMEDIATE BOND PORTFOLIO and the TENNESSEE TAX-FREE PORTFOLIO, local press coverage in the Knoxville area featured an interview with Ralph Herbert and Ted Flickinger, Jr., co-managers of these funds. On a national level, recognition for the TENNESSEE TAX-FREE PORTFOLIO was received from Lipper, Inc. and Morningstar.

Other exciting news for the fund family happened at the end of the fiscal year. On June 1, 2000, a change was made in the day-to-day management of the FIRST FUNDS CAPITAL APPRECIATION PORTFOLIO that was approved by, and for the benefit of the shareholders. At a special meeting of the shareholders on May 17, 2000, Delaware Management Company was approved as the new co-adviser to the portfolio.

THE FIRST FUNDS CAPITAL APPRECIATION MANAGEMENT TEAM

- Eight small cap growth analysts-portfolio managers including senior portfolio manager Gerald Frey are "prepared to invest in the stocks they endorse"

       - The analysts-managers cover four market segments enabling a broad perspective for comparison

                         - Consumer and retail                   - Technology

                         - Financial and business services       - Healthcare

       - The analysts-managers bring 115 years of combined investment management experience to the portfolio

- Delaware was founded in 1929 and currently manages about $47 billion for 200 institutions, large private trusts and mutual funds

LETTER FROM THE CHAIRMAN CONTINUED

In contrast to many investment management organizations that have a team of analysts that present ideas before a decision-maker portfolio manager, the team members managing the CAPITAL APPRECIATION PORTFOLIO both analyze and pick stocks. We found with this team that there is no "disconnect" between the person who reviews a stock and the person who chooses it for the portfolio. They get the analysts' best recommendations, and they're expected to be prepared to invest in the stocks they endorse. The role of the analyst-managers allows the team to act quickly when markets change course. With the volatility that can be experienced in the small cap sector, this flexibility and decisive action is a key factor for success.

For the small cap team, the universe of investment possibilities generally includes companies with market capitalizations between $200 million and $2 billion at the time of purchase. The average market cap of the portfolio is intended not to exceed $1.5 billion. At this size, many growth stock opportunities exist.

Read the Annual Report for more information on the FIRST FUNDS CAPITAL APPRECIATION PORTFOLIO as well as the other stock, bond and money market portfolios. You can access additional information through our website www.firstfunds.com or by calling 1-800-442-1941, option 1.

First Funds will continue to commit to Discipline, Consistency, Patience (R) while managing portfolios on behalf of our shareholders. And, we look forward to your additional investments with us.

Sincerely,

/s/ Richard Rantzow
Richard C. Rantzow

Chairman, Board of Trustees


FIRST FUNDS

            -  Are NOT insured by the FDIC or any other governmental agency.

            - Are NOT bank deposits or other obligations of or guaranteed by First Tennessee Bank National Association or any of its affiliates.

            - Involve investment risks, including the possible loss of the principal amount invested.

FIRST FUNDS GROWTH & INCOME PORTFOLIO

[PHOTO]

   GROWTH & INCOME PORTFOLIO MANAGERS
   EDWARD GOLDSTEIN AND DAVID THOMPSON, CFA

   Mr. Goldstein is Executive Vice President of Memphis, Tennessee-based Highland Capital Management Corp., sub-adviser to the Portfolio. After graduating from Boston University in 1971, he went on to receive his MBA from Columbia University in 1976. Joining Goldman, Sachs & Company in New York in 1976, he became a vice president in the international department with responsibility for Japan, the Middle East and Latin America. Mr. Goldstein joined Highland Capital in 1989, and has been a portfolio manager for the portfolio since 1994.

   Mr. Thompson is Senior Managing Director with Highland Capital Management Corp. and is a Chartered Financial Analyst. After graduating from the University of Mississippi in 1981, he worked as an analyst for Gulf Oil for three years, then went on to receive his MBA from the University of North Carolina in 1986. With nine years of experience managing both individual and institutional investment portfolios at major regional banks, Mr. Thompson joined Highland Capital's equity team in 1995.

YEAR IN REVIEW

   PERFORMANCE REVIEW

   For the year ended June 30, 2000, the First Funds Growth & Income Portfolio Class I, II, and III returned 8.15%, 1.62%, and 6.02% respectively, net of fees and sales charges, versus a return of 7.25% for the S&P 500.

   MARKET REVIEW

   The market again provided equity investors with a positive rate of return for the past twelve months ended June 30, 2000. However, the magnitude of gains has begun to approach the more normalized 9 - 10% gains that the market has traditionally delivered over time, versus the outsized gains many have come to expect over the past five years.

   The trailing twelve month period exhibited a heightened period of market volatility, as we experienced two quarters with positive returns (the first quarter of 2000 and the fourth quarter of 1999), and two quarters of negative return (the second



   COMPARISON OF CHANGE IN VALUE OF A $750,000 INVESTMENT IN THE FIRST FUNDS GROWTH & INCOME PORTFOLIO (CLASS I) AND THE S&P 500.



                                    [GRAPH]

                Growth & Income Portfolio (Class I)                 S&P 500
                -----------------------------------                 -------
 8/2/93                       750,000                               750,000
                              780,000                               774,750
                              776,256                               768,784
                              783,786                               784,698
                              783,786                               777,244
                              804,164                               786,648
                              839,789                               813,394
                              824,588                               791,351
                              797,130                               756,848
                              810,123                               766,536
                              823,085                               779,107
6/30/94                       805,553                               760,019
                              830,042                               784,948
                              872,208                               817,131
                              854,589                               797,111
                              867,408                               815,046
                              835,314                               785,378
                              846,591                               797,002
                              872,497                               817,644
                              896,839                               849,532
                              922,040                               874,594
                              945,645                               900,394
                              974,203                               936,410
6/30/95                     1,000,410                               958,134
                            1,036,420                               989,945
                            1,036,420                               992,419
                            1,052,070                             1,034,300
                            1,033,980                             1,030,580
                            1,080,090                             1,075,820
                            1,096,400                             1,096,580
                            1,140,810                             1,133,860
                            1,158,260                             1,144,410
                            1,190,580                             1,155,400
                            1,202,840                             1,172,380
                            1,237,720                             1,202,630
6/30/96                     1,235,990                             1,207,200
                            1,187,910                             1,153,840
                            1,216,780                             1,178,190
                            1,272,990                             1,244,520
                            1,307,230                             1,278,870
                            1,400,440                             1,375,550
                            1,380,690                             1,348,310
                            1,467,260                             1,432,580
                            1,454,200                             1,443,760
                            1,424,390                             1,384,420
                            1,467,270                             1,467,070
                            1,555,890                             1,556,410
6/30/97                     1,592,300                             1,626,140
                            1,728,760                             1,755,580
                            1,669,810                             1,657,270
                            1,786,030                             1,748,090
                            1,742,800                             1,689,700
                            1,834,820                             1,767,930
                            1,879,780                             1,798,340
                            1,895,380                             1,818,300
                            2,007,590                             1,949,400
                            2,117,000                             2,049,210
                            2,114,040                             2,069,910
                            2,053,360                             2,034,310
6/30/98                     2,110,240                             2,116,900
                            2,069,090                             2,094,250
                            1,783,970                             1,791,420
                            1,913,310                             1,906,250
                            2,065,230                             2,061,230
                            2,179,020                             2,186,140
                            2,307,580                             2,312,060
                            2,384,190                             2,409,400
                            2,385,150                             2,334,230
                            2,465,770                             2,427,600
                            2,536,530                             2,521,540
                            2,522,330                             2,462,040
6/30/99                     2,652,480                             2,598,680
                            2,613,220                             2,517,600
                            2,557,560                             2,505,010
                            2,552,700                             2,436,370
                            2,770,450                             2,590,600
                            2,765,460                             2,643,180
                            2,823,540                             2,798,870
                            2,748,850                             2,658,370
                            2,659,440                             2,608,120
                            2,906,150                             2,863,200
                            2,835,960                             2,777,020
                            2,894,830                             2,720,090
6/30/00                     2,868,790                             2,787,270

Please note: Class I inception is August 2, 1993. Minimum investment for Class I is $750,000. Past performance is not predictive of future results.*

FIRST FUNDS GROWTH & INCOME PORTFOLIO

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE FIRST FUNDS GROWTH & INCOME PORTFOLIO (CLASS II) AND THE S&P 500.

                                    [GRAPH]

               Growth & Income Portfolio (Class II)           S&P 500
               ------------------------------------           -------
12/20/95                      9,425                            10,000
                              9,576                            10,171
                              9,956                            10,517
                             10,115                            10,615
                             10,389                            10,717
                             10,488                            10,874
                             10,785                            11,155
 6/30/96                     10,770                            11,197
                             10,350                            10,702
                             10,594                            10,928
                             11,083                            11,543
                             11,382                            11,862
                             12,185                            12,758
                             12,005                            12,506
                             12,758                            13,287
                             12,644                            13,391
                             12,385                            12,841
                             12,750                            13,607
                             13,528                            14,436
 6/30/97                     13,836                            15,083
                             15,021                            16,283
                             14,501                            15,371
                             15,510                            16,214
                             15,135                            15,672
                             15,925                            16,398
                             16,315                            16,680
                             16,442                            16,865
                             17,416                            18,081
                             18,365                            19,007
                             18,323                            19,199
                             17,797                            18,869
 6/30/98                     18,288                            19,635
                             17,924                            19,425
                             15,449                            16,616
                             16,569                            17,681
                             17,883                            19,118
                             18,866                            20,277
                             19,966                            21,445
                             20,625                            22,348
                             20,625                            21,650
                             21,322                            22,516
                             21,923                            23,388
                             21,910                            22,836
 6/30/99                     23,041                            24,103
                             22,691                            23,351
                             22,210                            23,234
                             22,159                            22,598
                             24,038                            24,028
                             23,995                            24,516
                             24,499                            25,960
                             23,831                            24,657
                             23,057                            24,191
                             25,185                            26,557
                             24,567                            25,757
                             25,067                            25,229
 6/30/00                     24,841                            25,852

Please note: Class II inception is December 20, 1995. Class II is subject to a maximum initial front-end sales load of 5.75% and $9,425 is the net initial investment after the sales load is deducted. Past performance is not predictive of future results.*

quarter of 2000 and the third quarter of 1999). The trailing year started off poorly with the Federal Reserve raising interest rates in the third quarter of 1999 to slow the economy. Investor concerns over rising rates and inflation contributed to the 6.25% drop in the S&P 500.


                           GROWTH & INCOME PORTFOLIO
                     INVESTMENT PROFILE AS OF JUNE 30,2000

                                  [PIE CHART]
Money Market Mutual Funds                                    1.7%

Consumer Cyclicals                                          12.9%

Consumer Staples                                             7.3%

Capital Goods                                                2.8%

Energy                                                       6.1%

Finance and Insurance                                       20.9%

Healthcare                                                  17.9%

Technology                                                  18.1%

Telecommunications                                          12.3%


   A 14.8% surge in the S&P 500 was recorded in the fourth quarter of 1999. The gain was led by the technology sector. All of the advance hype surrounding potential Y2K problems failed to materialize and investors greeted the new year with enthusiasm. The first quarter of 2000 started out much like the ending of 1999 with technology stocks leading the way and old economy stocks lagging. However, by the end of the first quarter of 2000 the market was beginning to make a major distinction between technology companies with profits, versus money-losing dot com companies. By the end of the quarter, only a handful of tech stocks accounted for the gain in the NASDAQ. The S&P 500 finished the quarter up 2.29%.

   The second quarter of 2000 saw the NASDAQ drop significantly. The index fell 37% from its peak in early March, and managed to rally by the end of the quarter to cut its losses to 13%. While the Dow Jones Industrial Average and the S&P 500 also lost ground in the second quarter, they fared significantly better than the NASDAQ, falling only 4.3% and 2.6%, respectively.


   PORTFOLIO UPDATE

   The portfolio continues to be overweighted in telecommunications, healthcare, and financials. Pharmaceuticals performed particularly well in the second quarter of 2000 and should continue to post strong earnings gains even in the face of a slowing economy. While financials have not performed well over the past twelve months due to rising interest rates, the group has started to perform better due to perceptions that the Federal Reserve may be close to the end of its rate increases.

FIRST FUNDS GROWTH & INCOME PORTFOLIO

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE FIRST FUNDS GROWTH & INCOME PORTFOLIO (CLASS III) AND THE S&P 500.

                                    [GRAPH]

             Growth & Income Portfolio (Class III)          S&P 500
             -------------------------------------          -------
12/9/93                     10,000                          10,000
                            10,250                          10,060
                            10,695                          10,402
                            10,492                          10,120
                            10,133                           9,679
                            10,288                           9,803
                            10,452                           9,964
6/30/94                     10,201                           9,719
                            10,501                          10,038
                            11,016                          10,450
                            10,794                          10,194
                            10,935                          10,423
                            10,520                          10,044
                            10,641                          10,192
                            10,967                          10,456
                            11,262                          10,864
                            11,567                          11,185
                            11,853                          11,515
                            12,200                          11,975
6/30/95                     12,518                          12,253
                            12,947                          12,660
                            12,937                          12,691
                            13,131                          13,227
                            12,885                          13,179
                            13,460                          13,758
                            13,649                          14,024
                            14,168                          14,500
                            14,385                          14,635
                            14,775                          14,776
                            14,915                          14,993
                            15,327                          15,380
6/30/96                     15,284                          15,438
                            14,677                          14,756
                            15,023                          15,067
                            15,695                          15,915
                            16,106                          16,355
                            17,245                          17,591
                            16,979                          17,243
                            18,032                          18,320
                            17,848                          18,463
                            17,470                          17,705
                            17,975                          18,762
                            19,051                          19,904
6/30/97                     19,476                          20,796
                            21,128                          22,451
                            20,382                          21,194
                            21,780                          22,355
                            21,242                          21,609
                            22,343                          22,609
                            22,868                          22,998
                            23,035                          23,253
                            24,391                          24,930
                            25,701                          26,206
                            25,629                          26,471
                            24,878                          26,016
6/30/98                     25,545                          27,072
                            25,021                          26,782
                            21,546                          22,909
                            23,093                          24,378
                            24,913                          26,360
                            26,258                          27,957
                            27,781                          29,568
                            28,673                          30,812
                            28,660                          29,851
                            29,615                          31,045
                            30,432                          32,247
                            30,225                          31,486
6/30/99                     31,763                          33,233
                            31,261                          32,196
                            30,564                          32,035
                            30,491                          31,157
                            33,055                          33,130
                            32,956                          33,802
                            33,632                          35,793
                            32,703                          33,996
                            31,609                          33,354
                            34,520                          36,616
                            33,645                          35,514
                            34,315                          34,786
6/30/00                     33,987                          35,645

Please note: Class III inception is December 9, 1993. Past performance is not predictive of future results.*

The telecommunications sector has also had mixed performance over the past year. The recent breakup of the Worldcom/Sprint deal has resulted in short term upheaval in the group, but will most likely lead to further consolidation in the group.

CURRENT STRATEGY AND OUTLOOK

With slowing retail sales and existing home sales as evidence that the economy is beginning to slow, investors will once again focus on the ability of companies to grow earnings per share. And while the slowing economy will have an impact on the growth in corporate earnings, we believe that earnings will continue to grow in the second half of this year at a double digit pace. This is of course a slowdown from the near 20% earnings growth in the first quarter, but it is nevertheless still a healthy growth rate. Our portfolio continues to have a long term expected growth rate of earnings that exceeds that of the S&P 500 (16.6% vs 7.0%). We continue to look for stocks that: 1) have reasonable valuations relative to their growth rates, and 2) can continue to grow earnings in a slowing economy.


               GROWTH & INCOME PORTFOLIO

                   CUMULATIVE                   AVERAGE ANNUAL
                  TOTAL RETURN*                 TOTAL RETURN*
                      SINCE                                    SINCE
                    INCEPTION      1 YEAR       5 YEAR       INCEPTION
--------------------------------------------------------------------------------
CLASS I             282.46%        8.15%        23.42%        21.41%

CLASS II            255.81%        1.62%        21.65%        20.15%

CLASS III           255.21%        6.02%        22.09%        20.12%

CLASS IV            254.53%        1.81%        21.86%        20.08%

S&P 500             271.64%        7.25%        23.78%        20.91%

*Total Returns are for the period ended 06/30/2000 and reflect reinvestment of all dividends, capital gains distributions, all fee waivers in effect, and any expense reimbursements. Without the fee waivers and expense reimbursements, the Total Return figures would have been lower. Portfolio inception date is 8/2/1993. On 12/9/1993, the Portfolio commenced sales of Class III shares, which include a .75% distribution fee and a .25% shareholder services fee. Performance information prior to 12/9/1993 for Class III shares is based on the performance of Class I shares and does not reflect the effects of these fees, which, if included, would lower Class III performance. Quotation of Class III performance reflects a 1% Deferred Sales Load applied to redemptions made during the first year after purchase. Without this load, the figures quoted would have been 7.02% for 1 Year. The Portfolio commenced sales of Class II shares on 12/20/1995, which include a .25% shareholder services fee. Class II performance shown is based on a maximum 5.75% initial sales charge. Performance information for Class II shares prior to their inception date is based on the performance of Class I shares and does not reflect the effects of these fees which, if included, would lower Class II performance. The Portfolio commenced sales of Class IV shares on 8/3/1999. These shares include a 1.00% distribution fee. Performance information for Class IV shares prior to their inception reflect applicable Class III and Class I performance data. Class IV performance shown is net of CDSC. Class IV shares of the Portfolio are subject to a 5.00% CDSC which declines to 0.00% for shares held up to six years. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

FIRST FUNDS CAPITAL APPRECIATION PORTFOLIO


     THE ANALYSTS-PORTFOLIO MANAGERS HAVE A TOTAL OF 115 YEARS OF INVESTMENT
                                  EXPERIENCE.

[PHOTO]            SEATED (L-R):
                   LORI P. WACHS     - Analyst-Portfolio Manager - Consumer
                                       & Retail
                   STEVEN T. LAMPE   - Analyst-Portfolio Manager - Business &
                                       Financial Services

                   STANDING (L-R):
                   JOHN A. HEFFERN   - Analyst-Portfolio Manager - Business &
                                       Financial Services
                   JEFFREY W. HYNOSKI - Analyst-Portfolio Manager- Technology

GERALD S. FREY - Analyst-Senior Portfolio Manager - Technology & Healthcare MARSHALL T. BASSETT - Analyst-Portfolio Manager - Consumer & Retail

NOT PICTURED:
FRANCIS J. HOUGHTON, JR. - Analyst-Senior Portfolio Manager - Healthcare BARRY GLADSTEIN - Analyst-Portfolio Manager - Quantitative Analysis

 YEAR IN REVIEW

   PERFORMANCE REVIEW

   For the year ended June 30, 2000, the Capital Appreciation Portfolio advanced 41.17%, 32.26%, and 38.64% for Class I, II, and III shares, respectively, net of fees and sales charges. The Russell 2500 Growth Index returned 44.24% over the same period.

   MARKET REVIEW

   The year ended June 30, 2000, was far better for small- and mid-cap stocks than for larger-cap equities. The Russell 2000 Growth Index was up 28.39% for the twelve-month period and the Russell 2500 Growth Index rose 44.24%, while the S&P 500 gained just 7.25%. Over the period, value - and valuation - appeared to be making a return to center stage after a very long absence.

   Narrow markets marked the first two quarters of the year, with large percentage gains being made by select large-cap stocks. The Federal Reserve, anticipating the possibility of a Y2K crisis as year-end approached, injected funds into the system. This increased liquidity


   COMPARISON OF CHANGE IN VALUE OF A $750,000 INVESTMENT IN THE FIRST FUNDS CAPITAL APPRECIATION PORTFOLIO (CLASS I) AND THE RUSSELL 2500 GROWTH INDEX.


                                    [GRAPH]

          Capital Appreciation Portfolio (Class I)   Russell 2500 Growth Index
          ----------------------------------------   -------------------------
34,213                      750,000                            750,000
                            788,250                            802,950
                            728,974                            752,846
                            719,934                            741,327
                            742,468                            738,659
                            745,438                            728,982
                            816,702                            791,529
                            861,702                            820,895
                            863,167                            828,365
                            808,442                            775,184
34,514                      805,451                            783,091
                            749,956                            724,750
                            596,965                            560,087
                            611,232                            609,207
                            657,747                            650,328
                            694,515                            696,566
                            754,313                            763,646
                            728,138                            785,715
                            670,469                            721,994
                            691,254                            755,639
                            722,015                            815,939
                            750,462                            824,343
34,879                      788,135                            882,624
                            770,481                            864,618
                            746,673                            845,942
                            744,359                            852,033
                            761,256                            893,527
                            829,540                            999,053
                            962,267                          1,187,470
                            945,385                          1,180,820
                          1,181,730                          1,483,710
                          1,221,630                          1,367,530
                          1,114,200                          1,234,330
                          1,006,770                          1,124,480
35,245                    1,110,370                          1,273,130

   Please note: Class I inception is September 2, 1997. Minimum investment for Class I is $750,000. Past performance is not predictive of future results.*

FIRST FUNDS CAPITAL APPRECIATION PORTFOLIO

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE FIRST FUNDS CAPITAL APPRECIATION PORTFOLIO (CLASS II) AND THE RUSSELL 2500 GROWTH INDEX.

                                    [GRAPH]

               Capital Appreciation Portfolio (Class II)     Russell 2500 Growth Index
               -----------------------------------------     -------------------------
10/2/97                         9,425                                 10,000
                                9,229                                  9,376
                                9,105                                  9,233
                                9,390                                  9,199
                                9,438                                  9,079
                               10,332                                  9,858
                               10,893                                 10,223
                               10,913                                 10,317
                               10,219                                  9,654
6/30/98                        10,181                                  9,753
                                9,477                                  9,026
                                7,538                                  6,975
                                7,728                                  7,587
                                8,308                                  8,099
                                8,764                                  8,675
                                9,522                                  9,511
                                9,181                                  9,785
                                8,459                                  8,992
                                8,723                                  9,411
                                9,112                                 10,162
                                9,463                                 10,266
6/30/99                         9,941                                 10,992
                                9,718                                 10,768
                                9,407                                 10,535
                                9,387                                 10,611
                                9,581                                 11,128
                               10,437                                 12,442
                               12,110                                 14,789
                               11,896                                 14,706
                               14,862                                 18,478
                               15,358                                 17,031
                               13,977                                 15,372
                               12,625                                 14,004
6/30/00                        13,919                                 15,856

Please note: Class II inception is October 2, 1997. Class II is subject to a maximum initial front-end sales load of 5.75% and $9,425 is the net initial investment after the sales load is deducted. Past performance is not predictive of future results.*

fueled price-momentum investing, especially in technology-related shares. Relatively high valuations seemed not to deter investing in this area. Smaller companies, particularly semiconductor, internet infrastructure and dot coms were especially buoyed by this phenomenon.

While this trend continued into the new year, by mid-March it abruptly ended. Despite double-digit gains for technology and biotech stocks during the first quarter, previously lagging sectors - financials, manufacturing and retail - were clearly making a comeback by quarter's end. This reversal continued through April and May; growth stocks were particularly hard hit. As signs began to appear that the Federal Reserve's interest rate hikes might be coming to an end, the markets bounced back with strong returns in June.

PORTFOLIO UPDATE

During the last two quarters of 1999, the technology and communications sectors led to the biggest gains within the portfolio. Technology companies reported very strong earnings and investors reacted favorably with the belief that business investment in technology would continue. The consumer sectors detracted from the portfolio's performance. Earnings shortfalls led to the decline.

The portfolio started 2000 with a bang as small company stocks outperformed large caps during the first quarter. Once again technology was a large contributor to performance. The companies in the portfolio that benefited the most were experiencing the rewards from the rapid growth of communications networks and services. Weakness in the portfolio existed in the healthcare sector.

                         CAPITAL APPRECIATION PORTFOLIO
                     INVESTMENT PROFILE AS OF JUNE 30, 2000

                                  [PIE CHART]


Capital Goods                                   6.2%
Technology                                     20.9%
Consumer Staples                               14.6%
Financial                                      10.6%
Healthcare                                     11.7%
Consumer Cyclicals                             21.1%
U.S. Government & Agency Obligations           14.9%

The portfolio faced volatility during the second quarter of 2000.
Growth-oriented and technology-based stocks fell both in April and May yet the market turnaround in June had a positive affect on the portfolio's holdings.

We have implemented several changes to the composition of the First Funds Capital Appreciation

FIRST FUNDS CAPITAL APPRECIATION PORTFOLIO

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE FIRST FUNDS CAPITAL APPRECIATION PORTFOLIO (CLASS III) AND THE RUSSELL 2500 GROWTH INDEX.

                                    [GRAPH]

                    Capital Appreciation Portfolio (Class III)        Russell 2500 Growth Index
                    ------------------------------------------        -------------------------
10/2/97                              10,000                                     10,000
                                      9,229                                      9,376
                                      9,105                                      9,233
                                      9,381                                      9,199
                                      9,420                                      9,079
                                     10,304                                      9,858
                                     10,856                                     10,223
                                     10,876                                     10,317
                                     10,172                                      9,654
6/30/98                              10,125                                      9,753
                                      9,420                                      9,026
                                      7,488                                      6,975
                                      7,659                                      7,587
                                      8,230                                      8,099
                                      8,677                                      8,675
                                      9,426                                      9,511
                                      9,084                                      9,785
                                      8,362                                      8,992
                                      8,606                                      9,411
                                      8,987                                     10,162
                                      9,338                                     10,266
6/30/99                               9,816                                     10,992
                                      9,591                                     10,768
                                      9,278                                     10,535
                                      9,248                                     10,611
                                      9,433                                     11,128
                                     10,272                                     12,442
                                     11,901                                     14,789
                                     11,664                                     14,706
                                     14,566                                     18,478
                                     15,072                                     17,031
                                     13,728                                     15,372
                                     12,394                                     14,004
6/30/00                              13,650                                     15,856

Please note: Class III inception is October 2, 1997. Past performance is not predictive of future results.*

Portfolio since taking over management responsibility of the portfolio on June 1st. On a sector basis, the portfolio's technology was reduced from approximately 40% of the portfolio as of June 1st, to approximately 20% of the portfolio on June 30th. Although technology still represents a large sector of the portfolio, we feel that other areas, such as consumer and business services, will perform better if the forecasts of a slower overall economy prove to be true.

Finally, in order to reduce overall portfolio risk, the number of names in the portfolio grew from 44 (as of June 1st) to 63 (as of June 30th). We have also reduced the impact of the largest names in the portfolio, with the top five names now representing 15% of the overall portfolio, compared to the top five names representing almost 25% of the portfolio on June 1st.

CURRENT STRATEGY AND OUTLOOK

Looking forward, we are hopeful that the Fed's interest rate increases are coming to an end, and that their actions will result in a "soft landing" of a healthy, non-inflationary overall economy. Under this scenario, we see the healthcare sector continuing its recent gains, and will increase our exposure in this area. We will also maintain our current overweighting in business and consumer services and our intension is to have the fund fully invested in stocks. On an individual security basis, we will maintain our focus on companies that have strong earnings outlooks and are the recognized leaders of their respective industries.

CAPITAL APPRECIATION PORTFOLIO

                     Cumulative                Average Annual
                    Total Return*               Total Return*

                        SINCE                                SINCE
                      INCEPTION            1 YEAR          INCEPTION
                      ---------            ------          ---------
CLASS I                 48.35%             41.17%            14.97%

CLASS II                31.59%             32.26%            10.52%

CLASS III               36.81%             38.64%            12.09%

CLASS IV                35.20%             35.78%            11.61%

RUSSELL 2500            69.75%             44.24%            20.58%
GROWTH INDEX

*Total Returns are for the period ended 06/30/2000 and reflect reinvestment of all dividends, capital gains distributions, all fee waivers in effect and any expense reimbursements. Without the fee waivers and expense reimbursements, the Total Return figures would have been lower. Class I inception date is 9/2/1997. The Portfolio commenced sales of Class II shares on 10/2/1997. These shares include a .25% shareholder services fee. Class II performance shown is based on a maximum 5.75% initial sales charge. On 10/2/1997, the Portfolio commenced sales of Class III shares, which include a .75% distribution fee and a .25% shareholder services fee. Quotation of Class III performance reflects a 1% Deferred Sales Load applied to redemptions made during the first year after purchase. Without this load, the figures quoted would have been 39.64% for 1 Year. The Portfolio commenced sales of Class IV shares on 8/3/1999. These shares include a 1.00% distribution fee. Class IV shares of Capital Appreciation prior to their inception reflect applicable Class III performance data. Class IV performance shown is net of CDSC. Class IV shares of the Portfolio are subject to a 5.00% CDSC which declines to 0.00% for shares held up to six years. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

FIRST FUNDS BOND PORTFOLIO

[PHOTO]

BOND PORTFOLIO MANAGERS
JAMES TURNER AND STEVEN WISHNIA

Mr. Turner is Senior Vice President with Highland Capital Management Corp., the sub-adviser to the portfolio. A 1959 graduate of the U.S. Military Academy, he received a master's of science degree from Stanford University in 1964. Mr. Turner was a vice president in the Trust Investment Department of FirsTier Bank, N.A. in Omaha, Nebraska from 1979 through 1986. In 1986 he joined First Tennessee Investment Management, and was part of that group's merger with Highland Capital in 1994. He has managed/co-managed the portfolio since 1993.

Mr. Wishnia is President of Highland Capital Management Corp. A 1972 graduate of Pace University, Mr. Wishnia was Treasurer of S.G. Securities, a closed-end fund in Boston, MA from 1973 to 1975, prior to joining Highland Investment Corporation, the predecessor firm to Highland Capital. Mr. Wishnia was a co-founder of Highland Capital in 1987; he has co-managed the portfolio since 1994.

YEAR IN REVIEW

PERFORMANCE REVIEW

For the year ended June 30, 2000, the Class I, II, and III shares of the First Funds Bond Portfolio, returned 3.35%, (0.80)%, and 1.82% respectively, net of fees and sales charges, versus a return of 4.28% for the Lehman Brothers Government/Corporate Bond Index.

MARKET REVIEW

Interest rates rose during the last 12 months. June 1999 to January 2000 represented a period of rising yields. By late January most rates peaked then generally declined thereafter. At the end of June, only short-term rates remained higher than at the beginning of the year. For example, 2 year Treasury yields were up 0.12% while 10 and 30 year yields were down 0.41% and 0.58% respectively. The net rise in short yields reflected six rate increases by the Federal Reserve totaling 1.75%. This indicated their concern that a very robust economy, tight labor markets, and a significant rise in oil prices could lead to higher inflation down the road.

COMPARISON OF CHANGE IN VALUE OF A $750,000 INVESTMENT IN THE FIRST FUNDS BOND PORTFOLIO (CLASS I) AND THE LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX.

                                    [GRAPH]

                               Bond Portfolio (Class I)                Lehman Brothers Gov't/Corp Bond Index
                               ------------------------                -------------------------------------
32,721                                 750,000                                         750,000
                                       766,530                                         767,250
                                       769,826                                         769,935
                                       773,059                                         773,092
                                       764,710                                         764,356
                                       768,534                                         767,719
                                       779,370                                         779,235
                                       763,783                                         762,248
                                       749,195                                         743,573
                                       741,553                                         737,401
                                       741,034                                         736,000
33,053                                 739,774                                         734,307
                                       752,054                                         748,993
                                       753,333                                         749,293
                                       743,464                                         737,979
                                       742,423                                         737,167
                                       740,493                                         735,840
                                       742,788                                         740,696
                                       756,456                                         754,918
                                       771,585                                         772,432
                                       776,523                                         777,607
                                       787,938                                         788,416
                                       820,243                                         821,451
33,418                                 827,707                                         828,022
                                       824,479                                         824,793
                                       835,527                                         835,350
                                       844,802                                         843,871
                                       858,488                                         856,276
                                       872,996                                         870,404
                                       886,877                                         883,199
                                       892,021                                         888,675
                                       869,185                                         869,835
                                       861,275                                         862,529
                                       854,041                                         856,577
                                       851,393                                         855,121
33,784                                 862,717                                         866,580
                                       863,579                                         868,573
                                       859,175                                         866,401
                                       876,101                                         881,823
                                       897,740                                         902,370
                                       916,683                                         918,973
                                       904,124                                         908,773
                                       904,305                                         909,863
                                       906,837                                         911,774
                                       895,048                                         900,924
                                       908,116                                         914,077
                                       915,835                                         922,578
34,149                                 928,107                                         933,649
                                       955,672                                         962,219
                                       945,446                                         951,442
                                       959,722                                         966,380
                                       973,254                                         981,842
                                       977,147                                         987,045
                                       987,994                                         997,409
                                     1,001,730                                       1,011,470
                                       999,423                                       1,009,450
                                     1,002,520                                       1,012,580
                                     1,007,430                                       1,017,040
                                     1,019,420                                       1,027,920
34,514                               1,030,330                                       1,038,400
                                     1,030,430                                       1,040,060
                                     1,051,660                                       1,060,340
                                     1,075,850                                       1,090,670
                                     1,066,600                                       1,082,930
                                     1,073,640                                       1,089,420
                                     1,076,860                                       1,092,040
                                     1,085,150                                       1,099,790
                                     1,060,620                                       1,073,620
                                     1,066,880                                       1,078,980
                                     1,067,740                                       1,081,680
                                     1,055,990                                       1,070,540
34,879                               1,051,030                                       1,067,220
                                     1,048,820                                       1,064,230
                                     1,046,620                                       1,063,380
                                     1,053,940                                       1,072,850
                                     1,052,780                                       1,075,640
                                     1,051,520                                       1,074,990
                                     1,048,360                                       1,068,430
                                     1,049,270                                       1,068,110
                                     1,058,760                                       1,081,460
                                     1,073,320                                       1,097,040
                                     1,066,300                                       1,091,660
                                     1,065,060                                       1,090,680
35,245                               1,086,360                                       1,112,930

Please note: Class I inception is August 2, 1993. Minimum investment for Class I is $750,000. Past performance is not predictive of future results.*

FIRST FUNDS BOND PORTFOLIO

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE FIRST FUNDS BOND PORTFOLIO (CLASS II) AND THE LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX.

                                    [GRAPH]

               Bond Portfolio (Class II)        Lehman Brothers Gov't/Corp Bond Index
               -------------------------        -------------------------------------
12/20/95                 9,625                                10,000
                         9,752                                10,147
                         9,806                                10,210
                         9,552                                 9,993
                         9,462                                 9,910
                         9,381                                 9,841
                         9,358                                 9,824
 6/30/96                 9,470                                 9,956
                         9,478                                 9,979
                         9,436                                 9,954
                         9,610                                10,131
                         9,844                                10,367
                        10,049                                10,558
                         9,897                                10,441
                         9,906                                10,453
                         9,921                                10,475
                         9,799                                10,351
                         9,940                                10,502
                        10,022                                10,599
 6/30/97                10,144                                10,727
                        10,453                                11,055
                        10,328                                10,931
                        10,492                                11,103
                        10,627                                11,280
                        10,667                                11,340
                        10,794                                11,459
                        10,942                                11,621
                        10,903                                11,597
                        10,946                                11,633
                        10,986                                11,685
                        11,115                                11,810
 6/30/98                11,232                                11,930
                        11,229                                11,949
                        11,458                                12,182
                        11,731                                12,531
                        11,616                                12,442
                        11,690                                12,516
                        11,723                                12,546
                        11,811                                12,635
                        11,541                                12,335
                        11,606                                12,396
                        11,625                                12,427
                        11,483                                12,299
 6/30/99                11,443                                12,261
                        11,404                                12,227
                        11,377                                12,217
                        11,466                                12,326
                        11,438                                12,358
                        11,421                                12,351
                        11,396                                12,276
                        11,402                                12,271
                        11,503                                12,425
                        11,658                                12,604
                        11,579                                12,542
                        11,562                                12,531
 6/30/00                11,791                                12,786

Please note: Class II inception is December 20, 1995. Class II is subject to a maximum front-end initial sales load of 3.75% and $9,625 is the net initial investment after the sales load is deducted. Past performance is not predictive of future results.*

The declines in yields of longer maturities were the result of two factors. First, several economic numbers in May and June showed signs of possible moderation in growth with inflation remaining tame. This suggested that little, if any, rate hikes may be necessary by the Fed. Second, the Treasury began using some of the budget surplus earlier in the year to buy back Treasury debt, particularly 20 to 25 year maturities.

PORTFOLIO UPDATE

Over the course of the year, the most noticeable change in the portfolio was a reduction in cash reserves of nearly 3.5% with about 3.0% shifted to governments and the balance to corporate bonds. Most of the realignment occurred in the first quarter of 2000 with a primary focus on purchasing long Treasuries in order to take advantage of the Treasury's buyback program.

After lagging all other sectors the first half of the year, Treasuries rebounded in the second half due to the buyback program. This gave Treasuries the best return for the year at 5.31%. Although the portfolio was underweighted in this sector, it had a heavier exposure than the market in long Treasuries that returned 6.68%.

Mortgages had the next best return at 5.03% having benefited primarily from the earlier rise in interest rates. Agencies followed at 3.95% and reflected some market worry that the government was questioning the desirability of allowing them to remain as government sponsored enterprises.

                                 BOND PORTFOLIO
                     INVESTMENT PROFILE AS OF JUNE 30, 2000

                                  [PIE CHART]

Mortgage-Backed Obligations                                                             0.7%

U.S. Government & Agency Obligations                                                   35.4%

Corporate Bonds & Notes                                                                63.9%

Finally, corporate bonds returned 3.0%. Corporates labored because of concerns over the Fed's boosting of rates and an oversupply of bonds. This, in turn, caused some drag on portfolio performance due to its overweighting of corporates (for their higher yield) relative to the market. Fortunately, the portfolio was underweighted in the long maturities whose performance lagged the most at 1.63%.

CURRENT STRATEGY AND OUTLOOK

While there have been some recent signs of slowing in the economy, bond investors are well aware that the

FIRST FUNDS BOND PORTFOLIO

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE FIRST FUNDS BOND PORTFOLIO (CLASS III) AND THE LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX.

                                    [GRAPH]

                    Bond Portfolio (Class III)                Lehman Brothers Gov't/Corp Bond Index
                    --------------------------                -------------------------------------
12/2/93                       10,000                                         10,000
                              10,036                                         10,044
                              10,170                                         10,195
                               9,948                                          9,972
                               9,760                                          9,728
                               9,639                                          9,647
                               9,619                                          9,629
6/30/94                        9,592                                          9,607
                               9,738                                          9,799
                               9,732                                          9,803
                               9,592                                          9,655
                               9,577                                          9,644
                               9,530                                          9,627
                               9,558                                          9,690
                               9,722                                          9,877
                               9,894                                         10,106
                               9,955                                         10,173
                              10,090                                         10,315
                              10,480                                         10,747
6/30/95                       10,562                                         10,833
                              10,510                                         10,791
                              10,642                                         10,929
                              10,751                                         11,040
                              10,916                                         11,203
                              11,090                                         11,387
                              11,245                                         11,555
                              11,310                                         11,626
                              11,010                                         11,380
                              10,900                                         11,284
                              10,800                                         11,207
                              10,767                                         11,187
6/30/96                       10,890                                         11,337
                              10,892                                         11,363
                              10,827                                         11,335
                              11,030                                         11,537
                              11,292                                         11,806
                              11,520                                         12,023
                              11,350                                         11,889
                              11,340                                         11,904
                              11,362                                         11,929
                              11,203                                         11,787
                              11,356                                         11,959
                              11,442                                         12,070
6/30/97                       11,585                                         12,215
                              11,917                                         12,589
                              11,778                                         12,448
                              11,945                                         12,643
                              12,101                                         12,845
                              12,138                                         12,913
                              12,260                                         13,049
                              12,418                                         13,233
                              12,379                                         13,207
                              12,405                                         13,247
                              12,453                                         13,306
                              12,589                                         13,448
6/30/98                       12,710                                         13,585
                              12,696                                         13,607
                              12,943                                         13,872
                              13,228                                         14,269
                              13,100                                         14,168
                              13,176                                         14,253
                              13,203                                         14,287
                              13,294                                         14,388
                              12,982                                         14,046
                              13,047                                         14,116
                              13,046                                         14,152
                              12,892                                         14,006
6/30/99                       12,828                                         13,962
                              12,793                                         13,923
                              12,782                                         13,912
                              12,876                                         14,036
                              12,838                                         14,072
                              12,827                                         14,064
                              12,778                                         13,978
                              12,778                                         13,974
                              12,883                                         14,149
                              13,048                                         14,352
                              12,951                                         14,282
                              12,927                                         14,269
6/30/00                       13,189                                         14,560

Please note: Class III inception is December 2, 1993. Past performance is not predictive of future results.*

pattern for the last several years has been weaker growth during the April through June period and a stronger pace the balance of the year. So, if the economy were to pick up again going forward, the market might conclude that the Fed would likely respond by boosting short-term rates further. The consensus says not, but if rates were raised, then this could be problematic for bonds. Until more data is available to make a definitive judgment, the portfolio reflects no bias about the future direction of interest rates.

Meanwhile, the moderating economy should prove beneficial for corporate bonds unless new issuance picks up significantly. Therefore, the portfolio retains its higher weighting in this sector for both its value and higher yield. Long Treasuries also continue to be overweighted because of the government buybacks.

BOND PORTFOLIO

                    Cumulative              Average Annual
                   Total Return*             Total Return*

                      SINCE                                   SINCE
                    INCEPTION      1 YEAR       5 YEAR      INCEPTION
---------------------------------------------------------------------
CLASS I               44.86%        3.35%        5.59%        5.51%

CLASS II              37.20%       (0.80)%       4.44%        4.68%

CLASS III             34.49%        1.82%        4.54%        4.38%

LEHMAN BROS.          48.39%        4.28%        6.09%        5.87%
GOV'T/CORP.
BOND INDEX


*Total Returns are for the period ended 06/30/2000 and reflect reinvestment of all dividends, capital gains distributions, all fee waivers in effect and any expense reimbursements. Without the fee waivers and expense reimbursements, the Total Return figures would have been lower. Portfolio inception date is 8/2/1993. On 12/2/1993, the Portfolio commenced sales of Class III shares, which include a .50% distribution fee and a .25% shareholder services fee. Performance information prior to 12/2/1993 for Class III is based on the performance of Class I shares and does not reflect the effects of these fees, which, if included, would lower Class III performance. Quotation of Class III performance reflects a 1% Deferred Sales Load applied to redemptions made during the first year after purchase. Without this load, the figures quoted would have been 2.82% for 1 Year. The Portfolio commenced sales of Class II shares on 12/20/1995. These shares include a .25% shareholder services fee. Class II performance shown is based on a maximum 3.75% initial sales charge. Performance information for Class II shares prior to their inception date is based on the performance of Class I shares and does not reflect the effects of these fees which, if included, would lower Class II performance. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

FIRST FUNDS INTERMEDIATE BOND PORTFOLIO

[RALPH W. HERBERT         INTERMEDIATE BOND PORTFOLIO MANAGERS
TED L. FLICKINGER, JR.    RALPH W. HERBERT AND TED L. FLICKINGER, JR.
PICTURE]

Mr. Herbert is Vice President for Martin & Company, the sub-adviser to the portfolio. He is a graduate of the University of Tennessee and in 1979 he began his career with First American Bank. In 1987 he joined Culver Securities as a municipal debt underwriter and two years later became portfolio manager for Valley Fidelity Bank. That bank merged with First Tennessee Bank in 1991. Mr. Herbert joined Martin & Company in 1998 when the firm became a subsidiary of First Tennessee National Corporation.

Mr. Flickinger is Executive Vice President for Martin & Company and is a Chartered Financial Analyst. Prior to joining the firm in 1990, he was an assistant manager of the investment department of Home Federal Bank of Tennessee for six years. His 21-year career includes management positions in the investment departments of The Park National Bank and Fidelity Federal Savings and Loan of Knoxville.

YEAR IN REVIEW

PERFORMANCE REVIEW

For the year ended June 30, 2000, the Class I, II, and III shares of the Intermediate Bond Portfolio returned 3.97%, 1.08%, and 2.16% respectively, net of fees and sales charges, versus the Lehman Brothers Intermediate Government/Corporate Bond Index return of 4.22% over the same period.

MARKET REVIEW

On June 30, 1999, the Fed Funds rate stood at 5.00%.

One year later, the Fed Funds rate was 6.50%. The Federal Open Market Committee's increase in interest rates has been the primary factor behind the lackluster performance of the bond market over the past twelve months. With recent signs of slowing retail sales and creation of fewer jobs by the economy, the Fed's hope for a "soft landing" has provided some economists with initial evidence of a cooling economy. Further rate hikes will depend on whether the economy slows to a manageable level.


COMPARISON OF CHANGE IN VALUE OF A $750,000 INVESTMENT IN THE FIRST FUNDS INTERMEDIATE BOND PORTFOLIO (CLASS I) AND THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CORPORATE BOND INDEX.

                                    [GRAPH]

               Intermediate Bond Portfolio (Class I)        Lehman Brothers Intermediate Gov't/Corp Bond Index
               -------------------------------------        --------------------------------------------------
 3/2/98                      750,000                                               750,000
                             752,100                                               752,400
                             755,785                                               756,162
                             761,832                                               761,682
                             766,250                                               766,557
                             768,472                                               769,240
                             779,923                                               781,317
                             795,209                                               800,928
                             794,970                                               800,127
                             795,606                                               800,047
                             798,948                                               803,247
                             802,863                                               807,665
                             794,513                                               795,792
                             799,280                                               801,761
                             800,719                                               804,246
                             794,954                                               798,053
6/30/99                      793,920                                               798,612
                             792,967                                               797,893
                             793,681                                               798,532
                             801,777                                               805,958
                             803,220                                               808,053
                             804,585                                               809,104
                             801,125                                               806,434
                             798,319                                               803,450
                             803,695                                               810,038
                             811,875                                               818,463
                             811,518                                               816,580
                             812,141                                               817,887
6/30/00                      825,507                                               832,282

Please note: Class I inception is March 2, 1998. Minimum investment for Class I is $750,000. Past performance is not predictive of future results.*

FIRST FUNDS INTERMEDIATE BOND PORTFOLIO

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE FIRST FUNDS INTERMEDIATE BOND PORTFOLIO (CLASS II) AND THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CORPORATE BOND INDEX.

                                    [GRAPH]

                    Intermediate Bond Portfolio (Class II)         Lehman Brothers Intermediate Gov't/Corp Bond Index
                    --------------------------------------         --------------------------------------------------
 3/9/98                            9,750                                              10,000
                                   9,775                                              10,047
                                   9,820                                              10,097
                                   9,896                                              10,171
                                   9,952                                              10,236
                                   9,979                                              10,272
                                  10,125                                              10,433
                                  10,321                                              10,695
                                  10,316                                              10,684
                                  10,322                                              10,683
                                  10,363                                              10,726
                                  10,421                                              10,785
                                  10,300                                              10,626
                                  10,359                                              10,706
                                  10,375                                              10,739
                                  10,297                                              10,657
6/30/99                           10,280                                              10,664
                                  10,266                                              10,654
                                  10,272                                              10,663
                                  10,374                                              10,762
                                  10,391                                              10,790
                                  10,406                                              10,804
                                  10,358                                              10,769
                                  10,318                                              10,729
                                  10,385                                              10,817
                                  10,488                                              10,929
                                  10,480                                              10,904
                                  10,486                                              10,921
6/30/00                           10,656                                              11,114

Please note: Class II inception is March 9, 1998. Class II is subject to a maximum initial front-end sales load of 2.50% and $9,750 is the net initial investment after the sales load is deducted. Past performance is not predictive of future results.*

During the third quarter of 1999, as budget surpluses mounted, the Treasury announced that they planned to no longer sell 30 year bonds at the November semi-annual refunding. They also began working out details to buy back some of the higher coupon outstanding Treasury securities. Throughout the next nine months, continued tightening by the Federal Reserve and the Treasury's campaign to reduce long-term debt combined to invert the yield curve. Two year Treasury notes climbed 83 basis points to 6.36% and 30 year bonds fell 7 basis points to 5.9%.

U.S. agency and corporate debt yield spreads widened significantly over the past year for five particular reasons: 1) A reduced Treasury debt supply provided downward pressure on Treasury interest rates. 2) Comments from Treasury officials in support of a bill in Congress to remove federal lines of credit from Fannie Mae and Freddie Mac caused spreads to widen on these two issuers' debt. 3) Corporate debt issuance grew to $223.7 billion for the first six months of 2000, $10 billion more than the first half of 1999. 4) The Federal Reserve continued to tighten money supply. 5) Y2K liquidity concerns increased demand for Treasury debt.

All of these factors interacted throughout most of the year to cause 10 year agency spreads to widen from 65 basis points in June 1999 to 105 basis points in June 2000. Corporate A-rated bonds experienced spreads widening from 115 basis points in June 1999 to 180 basis points in June 2000.

                           INTERMEDIATE BOND PORTFOLIO
                     INVESTMENT PROFILE AS OF JUNE 30, 2000

                                  [PIE CHART]

Mortgage-Backed Obligations                                                       0.4%

U.S. Government & Agency Obligations                                             56.0%

Corporate Bonds & Notes                                                          43.5%

Money Market Mutual Funds                                                         0.1%

PORTFOLIO UPDATE

We maintained a duration of 105% of the duration of the Lehman Brothers Intermediate Government/Corporate Bond Index throughout the third and fourth quarters of 1999 or an average maturity of about 4.5 years. However, when 10 year Treasury rates, which began rising sharply in November and December of 1999, climbed from 6% to 6.75% we increased the duration to 110% of the benchmark in January 2000 or an average maturity of approximately 4.8 years. This move was justified as real returns had improved sufficiently enough to warrant the increase in interest rate risk.

FIRST FUNDS INTERMEDIATE BOND PORTFOLIO

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE FIRST FUNDS INTERMEDIATE BOND PORTFOLIO (CLASS III) AND THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CORPORATE BOND INDEX.

                                    [CHART]

                    Intermediate Bond Portfolio (Class III)          Lehman Brothers Intermediate Gov't/Corp Bond Index
                    ---------------------------------------          --------------------------------------------------
5/19/98                              10,000                                                10,000
                                     10,042                                                10,041
                                     10,092                                                10,105
                                     10,113                                                10,141
                                     10,256                                                10,300
                                     10,448                                                10,558
                                     10,436                                                10,548
                                     10,437                                                10,547
                                     10,474                                                10,589
                                     10,518                                                10,647
                                     10,402                                                10,491
                                     10,457                                                10,569
                                     10,469                                                10,602
                                     10,386                                                10,520
6/30/99                              10,355                                                10,528
                                     10,346                                                10,518
                                     10,347                                                10,527
                                     10,444                                                10,625
                                     10,455                                                10,652
                                     10,454                                                10,666
                                     10,412                                                10,631
                                     10,357                                                10,592
                                     10,430                                                10,678
                                     10,527                                                10,790
                                     10,492                                                10,765
                                     10,515                                                10,782
6/30/00                              10,681                                                10,972

Please note: Class III inception is May 19, 1998. Past performance is not predictive of future results.*

We were overweighted in agency and corporate bonds due to their attractive spreads that offered superior risk/return potential versus Treasuries. In January 2000, agency and corporate spreads began to widen which adversely affected the portfolio. However, this over-weighting helped the portfolio in the second quarter of 2000 when the spreads contracted.

CURRENT STRATEGY AND OUTLOOK

With our positioning in the intermediate/short-end of the yield curve we believe the portfolio is positioned to capture a significant portion of the return if yields should fall with far less volatility than is being experienced in the long-end of the yield curve.

Despite the recent stock market volatility, most factors point to a solid case for financial assets. The economy continues to put up solid growth numbers with no significant signs of inflation. Wage pressures have been contained, job growth has slowed and we have also seen some comforting reports of slowing retail sales.

The wild card in the forecast is the Fed. Will they continue to raise short-term rates over the coming months? If the Fed begins to implement 50 basis point rate increases, the bond markets could become vulnerable.


INTERMEDIATE BOND PORTFOLIO


                    Cumulative           Average Annual
                   Total Return*          Total Return*

                      SINCE                          SINCE
                    INCEPTION       1 YEAR         INCEPTION
--------------------------------------------------------------
CLASS I              10.04%          3.97%            4.19%

CLASS II              6.54%          1.08%            2.78%

CLASS III             6.79%          2.16%            3.15%

LEHMAN BROS.         10.97%          4.22%            4.57%
INTERMEDIATE
GOV'T/CORP.
BOND INDEX

*Total Returns are for the period ended 06/30/2000 and reflect reinvestment of all dividends, capital gains distributions, all fee waivers in effect and any expense reimbursements. Without the fee waivers and expense reimbursements, the Total Return figures would have been lower. Class I inception date is 3/2/1998. The Portfolio commenced sales of Class II shares on 3/9/1998. These shares include a .25% shareholder services fee. Class II performance shown is based on a maximum 2.50% initial sales charge. On 5/19/1998, the Portfolio commenced sales of Class III shares, which include a .50% distribution fee and a .25% shareholder services fee. Quotation of Class III performance reflects a 1% Deferred Sales Load applied to redemptions made during the first year after purchase. Without this load, the figures quoted would have been 3.16% for 1 Year. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

FIRST FUNDS TENNESSEE TAX-FREE PORTFOLIO

[PHOTO]

TENNESSEE TAX-FREE PORTFOLIO MANAGERS
RALPH W. HERBERT AND TED L. FLICKINGER, JR.

Mr. Herbert is Vice President for Martin & Company, the sub-adviser to the portfolio. He is a graduate of the University of Tennessee and in 1979 he began his career with First American Bank. In 1987 he joined Culver Securities as a municipal debt underwriter and two years later became portfolio manager for Valley Fidelity Bank. That bank merged with First Tennessee Bank in 1991. Mr. Herbert joined Martin & Company in 1998 when the firm became a subsidiary of First Tennessee National Corporation.

Mr. Flickinger is Executive Vice President for Martin & Company and is a Chartered Financial Analyst. Prior to joining the firm in 1990, he was an assistant manager of the investment department of Home Federal Bank of Tennessee for six years. His 21-year career includes management positions in the investment departments of The Park National Bank and Fidelity Federal Savings and Loan of Knoxville.


YEAR IN REVIEW
  PERFORMANCE REVIEW

For the year ended June 30, 2000, the Class I, II, and III shares of the Tennessee Tax-Free Portfolio returned 2.83%, 0.12%, and 1.29% respectively, net of fees and shares charges, versus a return of 4.48% for the Lehman Brothers 10-Year Municipal Bond Index.

MARKET REVIEW

During the past twelve months, continued tightening by the Federal Reserve and the Treasury's campaign to reduce long-term debt combined to invert the Treasury yield curve. The two government entities seemed to be working in opposite directions. As the Fed tried to slow economic growth by raising short rates, the Treasury caused lower long-term yields by decreasing the supply of long bonds.

Municipal bonds are most often priced off of Treasury securities, but while the longer-term Treasuries dropped in yield, longer-term municipals rose. Therefore, the municipal yield curve did not invert as the Treasury curve did. Ten year municipals rose 30


COMPARISON OF CHANGE IN VALUE OF A $750,000 INVESTMENT IN THE FIRST FUNDS TENNESSEE TAX-FREE PORTFOLIO (CLASS I) AND THE LEHMAN BROTHERS 10-YEAR MUNICIPAL BOND INDEX.

                                    [GRAPH]

               Tennessee Tax-Free Portfolio (Class I)              Lehman Brothers 10-Year Municipal Bond Index
               --------------------------------------              --------------------------------------------
12/15/95                      750,000                                              750,000
                              755,175                                              754,575
                              759,706                                              762,196
                              756,895                                              759,071
                              746,753                                              749,659
                              741,899                                              747,035
                              740,860                                              744,943
6/30/96                       745,083                                              752,020
                              753,503                                              759,240
                              756,743                                              759,240
                              763,856                                              767,060
                              771,113                                              776,725
                              783,836                                              792,415
                              782,582                                              788,849
                              782,112                                              791,925
                              789,229                                              799,369
                              779,206                                              788,658
                              784,115                                              794,494
                              796,269                                              805,776
6/30/97                       806,700                                              814,639
                              828,562                                              837,530
                              819,696                                              829,406
                              830,188                                              839,940
                              834,339                                              844,392
                              838,427                                              848,276
                              850,082                                              861,679
                              858,412                                              871,243
                              859,013                                              871,156
                              861,762                                              870,546
                              860,039                                              865,758
                              869,327                                              880,476
6/30/98                       872,630                                              883,734
                              874,288                                              885,148
                              885,305                                              900,549
                              893,715                                              913,968
                              897,022                                              914,333
                              899,444                                              917,076
                              901,962                                              919,919
                              914,139                                              933,994
                              908,471                                              925,588
                              910,197                                              925,125
                              911,744                                              927,623
                              908,189                                              921,130
6/30/99                       894,747                                              903,997
                              899,131                                              910,053
                              896,434                                              906,686
                              898,048                                              909,769
                              891,672                                              903,401
                              898,716                                              913,248
                              896,289                                              908,499
                              893,348                                              904,774
                              896,515                                              911,922
                              908,311                                              929,613
                              905,137                                              924,965
                              899,297                                              919,508
6/30/00                       920,166                                              944,518

Please note: Class I inception is December 15, 1995. Minimum investment for Class I is $750,000. Past performance is not predictive of future results.*

FIRST FUNDS TENNESSEE TAX-FREE PORTFOLIO

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE FIRST FUNDS TENNESSEE TAX-FREE PORTFOLIO (CLASS II) AND THE LEHMAN BROTHERS 10-YEAR MUNICIPAL BOND INDEX.

                                    [GRAPH]

               Tennessee Tax-Free Portfolio (Class II)              Lehman Brothers 10-Year Municipal Bond Index
               ---------------------------------------              --------------------------------------------
12/29/95                        9,750                                                10,000
                                9,752                                                10,061
                                9,798                                                10,163
                                9,771                                                10,121
                                9,640                                                 9,995
                                9,578                                                 9,960
                                9,564                                                 9,933
 6/30/96                        9,619                                                10,027
                                9,738                                                10,123
                                9,770                                                10,123
                                9,862                                                10,227
                                9,966                                                10,356
                               10,129                                                10,566
                               10,113                                                10,518
                               10,107                                                10,559
                               10,199                                                10,658
                               10,069                                                10,515
                               10,133                                                10,593
                               10,300                                                10,744
 6/30/97                       10,425                                                10,862
                               10,717                                                11,167
                               10,603                                                11,059
                               10,728                                                11,199
                               10,780                                                11,259
                               10,843                                                11,310
                               10,993                                                11,489
                               11,089                                                11,617
                               11,097                                                11,615
                               11,143                                                11,607
                               11,109                                                11,543
                               11,229                                                11,740
 6/30/98                       11,282                                                11,783
                               11,292                                                11,802
                               11,433                                                12,007
                               11,541                                                12,186
                               11,583                                                12,191
                               11,615                                                12,228
                               11,646                                                12,266
                               11,801                                                12,453
                               11,728                                                12,341
                               11,749                                                12,335
                               11,779                                                12,368
                               11,721                                                12,282
 6/30/99                       11,558                                                12,053
                               11,602                                                12,134
                               11,565                                                12,089
                               11,585                                                12,130
                               11,502                                                12,045
                               11,592                                                12,177
                               11,560                                                12,113
                               11,519                                                12,064
                               11,558                                                12,159
                               11,708                                                12,395
                               11,631                                                12,333
                               11,590                                                12,260
 6/30/00                       11,869                                                12,594

Please note: Class II inception is December 29, 1995. Class II is subject to a maximum front-end initial sales load of 2.50% and $9,750 is the net initial investment after the sales load is deducted. Past performance is not predictive of future results.*


basis points in yield over the last twelve months as ten year Treasuries rose 24 basis points.

PORTFOLIO UPDATE

As bond yields rose, the average maturity of the portfolio was extended slightly each quarter from 7.5 years in the third quarter 1999 to 8.1 years by the end of the second quarter of 2000. This lengthening was justified as real returns improved sufficiently enough to warrant the increase in interest rate risk.

In addition, tax-adjusted rates of return on municipal bonds reached levels that we felt justified going a little further out on the yield curve. This extension was accomplished by selling shorter maturities and buying longer maturities in order to capture more yield. This swapping did not result in any change to the quality of the portfolio however, as the percentage of AAA and AA bonds have remained constant at approximately 85%.

The percentage of general obligation debt decreased slightly from 50.2% on June 30, 1999 to 49.9% on June 30, 2000. We will not sacrifice the quality of the portfolio for a few basis points of performance.

CURRENT STRATEGY AND OUTLOOK

The portfolio is positioned to increase its net asset value (NAV) should rates decline. If rates continue to increase, the intermediate maturity structure of the fund should insulate it from giving up too much NAV

                          TENNESSEE TAX-FREE PORTFOLIO
                     INVESTMENT PROFILE AS OF JUNE 30, 2000

                                  [PIE CHART]

Money Market Mutual Funds                                                         0.3%

Tennessee Revenue Bonds                                                          48.4%

Other State General Obligation Bonds                                              0.8%

Tennessee General Obligation Bonds                                               49.1%

Other State Revenue Bonds                                                         1.4%

relative to longer duration funds. Our target maturity was increased due to higher real returns being realized in the 10 to 15 year sector of the municipal market.

Municipal bonds continue to remain particularly attractive for investors in the upper income tax brackets. Ten-year municipal valuations currently provide 84% of the yield of the equivalent Treasury security, before any tax adjustment.

Despite the recent stock market volatility, most factors point to a solid case for financial assets. The economy continues to put up solid growth numbers with no significant signs of inflation. Wage pressures have been

FIRST FUNDS TENNESSEE TAX-FREE PORTFOLIO


COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE FIRST FUNDS TENNESSEE TAX-FREE PORTFOLIO (CLASS III) AND THE LEHMAN BROTHERS 10-YEAR MUNICIPAL BOND INDEX.

                                    [GRAPH]

                   Tennessee Tax-Free Portfolio (Class III)        Lehman Brothers 10-Year Municipal Bond Index
                   ----------------------------------------        --------------------------------------------
12/15/95                            10,000                                             10,000
                                    10,072                                             10,061
                                    10,126                                             10,163
                                    10,086                                             10,121
                                     9,947                                              9,995
                                     9,878                                              9,960
                                     9,860                                              9,933
 6/30/96                             9,913                                             10,027
                                    10,024                                             10,123
                                    10,057                                             10,123
                                    10,151                                             10,227
                                    10,268                                             10,356
                                    10,436                                             10,566
                                    10,409                                             10,518
                                    10,413                                             10,559
                                    10,498                                             10,658
                                    10,364                                             10,515
                                    10,429                                             10,593
                                    10,589                                             10,744
 6/30/97                            10,726                                             10,862
                                    11,025                                             11,167
                                    10,905                                             11,059
                                    11,031                                             11,199
                                    11,083                                             11,259
                                    11,145                                             11,310
                                    11,286                                             11,489
                                    11,394                                             11,617
                                    11,400                                             11,615
                                    11,433                                             11,607
                                    11,408                                             11,543
                                    11,529                                             11,740
 6/30/98                            11,571                                             11,783
                                    11,591                                             11,802
                                    11,734                                             12,007
                                    11,841                                             12,186
                                    11,883                                             12,191
                                    11,913                                             12,228
                                    11,941                                             12,266
                                    12,098                                             12,453
                                    12,019                                             12,341
                                    12,036                                             12,335
                                    12,051                                             12,368
                                    12,000                                             12,282
 6/30/99                            11,818                                             12,053
                                    11,871                                             12,134
                                    11,831                                             12,089
                                    11,848                                             12,130
                                    11,759                                             12,045
                                    11,847                                             12,177
                                    11,809                                             12,113
                                    11,765                                             12,064
                                    11,801                                             12,159
                                    11,951                                             12,395
                                    11,903                                             12,333
                                    11,821                                             12,260
 6/30/00                            12,090                                             12,594

Please note: Class III inception is December 15, 1995. Past performance is not predictive of future results.*


contained and job growth has slowed. We have also seen some comforting reports of slowing retail sales.

The wild card in the forecast appears to be the Fed. Will they continue to raise short-term rates over the coming months, and might they go too far? If the Fed begins to implement 50 basis point rate increases, the financial markets could become vulnerable. While we maintain our cautious stance, we feel that one has to remain invested in the market to realize its potential.

TENNESSEE TAX-FREE PORTFOLIO

                  Cumulative            Average Annual
                 Total Return*           Total Return*

                     SINCE                          SINCE
                   INCEPTION       1 YEAR         INCEPTION
-------------------------------------------------------------
CLASS I             22.66%          2.83%           4.60%

CLASS II            18.71%          0.12%           3.88%

CLASS III           20.89%          1.29%           4.26%

CLASS IV            19.71%         (0.85)%          4.04%

LEHMAN BROS.        25.94%          4.48%           5.20%
10-YEAR
MUNICIPAL
BOND INDEX


*Total Returns are for the period ended 06/30/2000 and reflect reinvestment of all dividends, capital gains distributions, all fee waivers in effect and any expense reimbursements. Without the fee waivers and expense reimbursements, the Total Return figures would have been lower. Class I inception date is 12/15/1995. On 12/15/1995, the Portfolio also commenced sales of Class III shares, which include a .50% distribution fee. On 12/29/1995, the Portfolio commenced sales of Class II shares, which include a .10% shareholder services fee. Class II performance shown is based on a maximum 2.50% initial sales charge. Quotation of Class III performance reflects a 1% Deferred Sales Load applied to redemptions made during the first year after purchase. Without this load, the figures quoted would have been 2.29% for 1 Year. The Portfolio commenced sales of Class IV shares on 8/3/1999. These shares include a 0.70% distribution fee. Class IV shares prior to their inception reflect applicable Class III performance data. Class IV performance shown is net of CDSC. Class IV shares of the Tennessee Tax-Free Portfolio are subject to a 3.00% CDSC which declines to 0.00% for shares held up to five years. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

FIRST FUNDS ANNUAL REPORT


DEFINITION OF COMMON TERMS

BASIS POINT

         Smallest measure of quoting yields on bonds and notes. One basis point is 0.01% of yield.

BOND RATINGS

         The quality of bonds can, to some degree, be determined from the ratings of the two most prominent rating services: Moody's and Standard & Poor's. The ratings are used by the government and industry regulatory agencies, the investing public, and portfolio managers as a guide to the relative security and value of each bond. The ratings are not used as an absolute factor in determining the strength of the pledge securing a particular issue. However, since Moody's and Standard & Poor's rate bonds on a fee basis, some issuers choose not to be rated. Many non-rated issues are sound investments. The rating symbols of the two services are shown in the accompanying table.

                   MOODY'S INVESTORS           STANDARD & POOR'S CORP.
                   SERVICES, INC.              (Plus (+) or minus (-))
                   --------------              -----------------------
    Prime          Aaa                         AAA
    Excellent      Aa                          AA
    Good           A                           A
    Average        Baa                         BBB
    Fair           Ba                          BB
    Poor           B                           B
    Marginal       Caa                         C


DIVIDEND

         Net income distributed to shareholders generated by securities in a Portfolio. The Bond, Intermediate Bond, Tennessee Tax-Free, and all the Money Market Portfolios pay dividends monthly. The Growth & Income Portfolio pays dividends quarterly and the Capital Appreciation Portfolio pays dividends annually.

GAIN (OR LOSS)

         If a stock or bond appreciates in price, there is an unrealized gain; if it depreciates there is an unrealized loss. A gain or loss is "realized" upon the sale of a security; if a Portfolio's net gains exceed net losses, there may be a capital gain distribution to shareholders. There could also be an ordinary income distribution if the net gain is short term or no distribution if there is a capital loss carryover.

GENERAL OBLIGATION BONDS

         General Obligation Bonds (GOs) are debt-backed by the general taxing power of the issuer. Payment of the obligation may be backed by a specific tax or the issuer's general tax fund. Examples of GOs include sidewalk bonds, sewer bonds and street bonds. These bonds are also known as full faith and credit bonds because the debt is a general obligation of the issuer.

INSURED BONDS

         Insured Bonds refer to municipal obligations which are covered by an insurance policy issued by independent insurance companies. The policies insure the payment of principal and/or interest of the issuer. Examples of such companies are MBIA (Municipal Bond Investors Assurance Corporation), and AMBAC (American Municipal Bond Assurance Corporation).

NET ASSET VALUE (NAV)

         NAV is the total value of all securities and other assets held by a portfolio, minus liabilities, divided by the number of shares outstanding. It is the value of a single share of a mutual fund on a given day. The total value of your investment would be the NAV multiplied by the number of shares you own.

REVENUE BONDS

         Revenue Bonds are issued to provide capital for the construction of a revenue-producing facility. The interest and principal payments are backed to the extent that the facility produces revenue to pay. Examples of revenue bonds include toll bridges, roads, parking lots and ports. The municipality is not obligated to cover debt payments on revenue bonds in default.


xviii

FIRST FUNDS ANNUAL REPORT

SEC YIELD

         The SEC Yield was mandated by the Securities and Exchange Commission in 1988 as a standardized yield calculation intended to put performance presentations for all bond and money market funds on a level playing field. The SEC yield does not take into account income derived from capital gains, option writing, futures, or return of capital. The formula also adjusts the income from premium or discounted bonds to reflect the amortization of that bond.

TOTAL RETURN

         Total return measures a Portfolio's performance over a stated period of time, taking into account the combination of dividends paid and the gain or loss in the value of the securities held in the Portfolio. It may be expressed on an average annual basis or a cumulative basis (total change over a given period).

DEFINITION OF INDICES

STANDARD & POOR'S 500 is a broad-based measurement of changes in stock market conditions based on the average performance of 500 widely-held common stocks. It is an unmanaged index.

LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX, an unmanaged index, is a broad measure of bond performance, and includes reinvestment of dividends and capital gains. This index includes only investment-grade bonds with maturities over one year.

LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CORPORATE BOND INDEX, an unmanaged index, is a broad measure of bond performance, and includes reinvestment of dividends and capital gains. This index includes only investment-grade bonds with maturities of up to ten years.

LEHMAN BROTHERS 10-YEAR MUNICIPAL BOND INDEX, an unmanaged index, is a broad measure of shorter-term municipal bond performance and includes reinvestment of dividends and capital gains.

RUSSELL 2500 INDEX, an unmanaged index, measures performance of the 2,500 smallest companies in the Russell 3000 Index which represents approximately 23% of the total market capitalization of the Russell 3000. As of the latest reconstitution, the average market capitalization was approximately $659 million; the median market capitalization was approximately $438 million. The largest company in the index had an approximate market capitalization of $2.6 billion.

The Russell 2500 Index is broken down further into a growth component and a value component. The Capital Appreciation Portfolio uses the Russell 2500 Growth Index as a benchmark.

The RUSSELL 2500 GROWTH INDEX measures the performance of those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.

                            Intentionally Left Blank

[DELOITTE & TOUCHE LOGO]


INDEPENDENT AUDITORS' REPORT

To the Board of Trustees and Shareholders of First Funds:

We have audited the accompanying statements of assets and liabilities of First Funds (comprising, respectively, the Growth & Income, Capital Appreciation, Bond, Intermediate Bond, Tennessee Tax-Free, U.S. Treasury Money Market, U.S. Government Money Market, Municipal Money Market, and Cash Reserve Portfolios, collectively the "Trust"), including the schedules of investments, as of June 30, 2000, and the related statements of operations for the year then ended and the statements of changes in net assets and financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the period from July 1, 1995 to June 30, 1998 were audited by other auditors whose report, dated August 21, 1998, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2000, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of First Funds as of June 30, 2000, the results of its operations for the year then ended and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP

Denver, Colorado
August 4, 2000


[DELOITTE TOUCHE TOHMATSU LOGO]

FIRST FUNDS ANNUAL REPORT

 GROWTH & INCOME PORTFOLIO
 PORTFOLIO OF INVESTMENTS
 June 30, 2000
 (Showing Percentage of Total Value of Investments)

                                                                   Value
                                                  Shares          (Note 1)
                                                  ------          --------
 COMMON STOCKS - 98.3%
 CAPITAL GOODS - 2.8%
 General Electric Co.                             518,700       $   27,491,100
                                                                --------------

 CONSUMER CYCLICALS - 12.9%
 Costco Wholesale Corp.*                          348,100           11,487,300
 Federated Department Stores, Inc.*               546,200           18,434,250
 Interpublic Group of Companies, Inc.             927,300           39,873,900
 Sysco Corp.                                      737,400           31,062,975
 Viacom, Inc.*                                    418,810           28,557,607
                                                                --------------

 TOTAL CONSUMER CYCLICALS                                          129,416,032
                                                                --------------

 CONSUMER STAPLES - 7.3%
 Belo (A.H.) Corp., Class A                       519,700            8,997,306
 Kimberly Clark Corp.                             455,000           26,105,625
 Pepsico, Inc.                                    854,300           37,962,956
                                                                --------------

 TOTAL CONSUMER STAPLES                                             73,065,887
                                                                --------------

 ENERGY - 6.1%
 Coastal Corp.                                    630,050           38,354,294
 Texaco, Inc.*                                    435,100           23,169,075
                                                                --------------

 TOTAL ENERGY                                                       61,523,369
                                                                --------------

 FINANCE & INSURANCE - 20.9%
 American International Group, Inc.               267,780           31,464,150
 Capital One Financial Corp                       462,300           20,630,138
 Chase Manhattan Corp.                            719,325           33,133,908
 Federal Home Loan Mortgage Corp.                 607,550           24,605,775
 Federal National Mortgage Assn.                  174,300            9,096,281
 FleetBoston Financial Corp.                      819,131           27,850,454
 Wells Fargo & Co.                              1,003,900           38,901,125
 XL Capital Ltd., Class A                         428,000           23,165,500
                                                                --------------

 TOTAL FINANCE & INSURANCE                                         208,847,331
                                                                --------------

 HEALTHCARE - 17.9%
 American Home Products Corp.                     546,950           32,133,313
 Bristol Myers Squibb Co.                         345,000           20,096,250
 Elan Corp., plc ADR*                             981,650           47,548,672
 Guidant Corp.*                                   471,400           23,334,300
 Medtronic, Inc.                                  493,950           24,604,884
 Schering-Plough Corp.                            611,200           30,865,600
                                                                --------------

 TOTAL HEALTH CARE                                                 178,583,019
                                                                --------------

 TECHNOLOGY - 18.1%
 Concord EFS, Inc.*                               915,250           23,796,500
 Electronic Data Systems Corp.                    671,900           27,715,875
 EMC Corp.*                                       677,800           52,148,237
 Equifax Inc.                                   1,052,450           27,626,813
 Microsoft Corp.*                                 301,500           24,101,156
 Motorola, Inc.                                   893,250           25,960,078
                                                                --------------

 TOTAL TECHNOLOGY                                                  181,348,659
                                                                --------------

 TELECOMMUNICATIONS - 12.3%
 GTE Corp.                                        549,375           34,198,594
 Sprint Corp.                                     628,400           32,048,400
 Vodafone Airtouch plc ADR                        703,125           29,135,742
 Worldcom, Inc.*                                  611,143           28,036,185
                                                                --------------

 TOTAL TELECOMMUNICATIONS                                          123,418,921
                                                                --------------

 TOTAL COMMON STOCKS
   (Cost $668,761,693)                                             983,694,318
                                                                --------------


 MONEY MARKET MUTUAL FUNDS - 1.7%
 SSGA Prime Money Market Fund                   8,392,280            8,392,280
 SSGA U.S. Treasury Money Market Fund           8,656,471            8,656,471
                                                                --------------

 TOTAL MONEY MARKET MUTUAL FUNDS
   (Cost $17,048,751)                                               17,048,751
                                                                --------------

 TOTAL INVESTMENTS - 100%
   (Cost $685,810,444)                                          $1,000,743,069
                                                                ==============

 *Non-income producing security
 ADR - American Depositary Receipt

 Income Tax Information:

 At June 30, 2000, the net
 unrealized appreciation
 based on cost for income tax
 purposes of $685,810,444
 was as follows:

 Aggregate gross unrealized
 appreciation for all investments
 in which there was an excess
 of value over tax cost                                         $  334,173,753

 Aggregate gross unrealized
 depreciation for all investments
 in which there was an excess
 of tax cost over value                                            (19,241,128)
                                                                --------------

 Net unrealized appreciation                                    $  314,932,625
                                                                ==============


 OTHER INFORMATION:

 Purchases and sales of securities, other than short-term securities, for the year ended June 30, 2000 aggregated $283,450,054 and $262,803,386, respectively.



    The accompanying notes are an integral part of the financial statements.
2

FIRST FUNDS ANNUAL REPORT

 CAPITAL APPRECIATION PORTFOLIO
 PORTFOLIO OF INVESTMENTS
 June 30, 2000
 (Showing Percentage of Total Value of Investments)

 Due                                             Principal         Value
 Date        Coupon                               Amount          (Note 1)
 ----        ------                              ---------       ---------
 U.S. GOVERNMENT & AGENCY OBLIGATIONS - 14.9%
 U.S. TREASURY BILLS - 13.9%
 07/06/00                                       $7,955,000       $7,954,125
                                                                 ----------

 FEDERAL HOME LOAN BANK - 1.0%
 07/06/00                                          575,000          574,713
                                                                 ----------


 TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
   (Cost $8,512,346)                                              8,528,838
                                                                 ----------


                                                  Shares
                                                  ------
COMMON STOCKS - 85.1%
CAPITAL GOODS - 6.2%
 Advanced Energy Industries, Inc.*                10,300           607,056
 MSC Industrial Direct, Inc.*                     43,000           900,312
 SBA Communications Corp.*                        23,900         1,241,306
 West Teleservices Corp.*                         31,000           784,688
                                                               -----------
 TOTAL CAPITAL GOODS                                             3,533,362
                                                               -----------
 CONSUMER CYCLICALS - 21.1%
 Bright Horizons Family Solutions, Inc.            5,400           115,088
 Broadbase Software, Inc.*                        14,100           431,812
 Corporate Executive Board Co.*                   26,800         1,604,650
 Cost Plus, Inc.*                                 37,400         1,072,913
 Diamond Technology Partner, Inc.*                 5,800           510,037
 Digital Insight Corp.*                            7,800           273,000
 Extended Stay America, Inc.*                    120,600         1,115,550
 Exult, Inc.*                                      1,400            14,000
 Getty Images, Inc.*                              22,900           848,731
 Hot Topic, Inc.*                                 12,100           387,200
 Linens `N Things, Inc.*                          46,400         1,258,600
 NCO Group, Inc.*                                 33,800           781,625
 Register.com, Inc.*                               4,800           146,700
 Skechers USA, Inc.*                              79,000         1,249,188
 Too, Inc.                                        41,500         1,055,656
 Tweeter Home Entertainment Grp., Inc.            38,200         1,148,388
 West Marine, Inc.                                 1,900            13,003
                                                               -----------
 TOTAL CONSUMER CYCLICALS                                       12,026,141
                                                               -----------
 CONSUMER STAPLES - 14.6%
 ACME Communications, Inc.*                        5,100            93,075
 American Italian Pasta Co.*                      29,500           610,281
 CBRL Group, Inc.                                 80,800         1,186,750
 CEC Entertainment, Inc.*                         32,500           832,813
 Cheesecake Factory, Inc.*                        31,500           862,312
 Duane Reade, Inc.*                               18,900           486,675
 Hall Kinion & Associates, Inc.*                  34,000         1,130,500
 Heidrick & Struggles Int'l, Inc.*                24,100         1,519,806
 Insight Communications Co., Inc.*                 3,300            51,562
 Morrison Mgt. Specialists, Inc.                  11,100           312,881
 Ruby Tuesday, Inc.                               22,800           286,425
 Sonic Corp.*                                     34,000           998,750
                                                               -----------
 TOTAL CONSUMER STAPLES                                          8,371,830
                                                               -----------
 FINANCIAL - 10.6%
 American Capital Strategies, Ltd.                37,200           855,600
 E.W. Blanch Holdings, Inc.                       55,600         1,129,375
 Doral Financial Corp                             70,500           801,938
 eSpeed, Inc.*                                     7,100           308,406
 Financial Federal Corp.*                         53,400           927,825
 Metris Companies, Inc.                           10,650           267,581
 Radian Group, Inc.                               11,700           595,940
 Webster Financial Corp.                          53,300         1,179,263
                                                               -----------
 TOTAL FINANCIAL                                                 6,065,928
                                                               -----------
 HEALTHCARE- 11.7%
 Cima Labs, Inc.*                                 42,600           862,650
 Cubist Pharmaceuticals, Inc.*                    28,200         1,388,850
 Exelixis, Inc.*                                   9,700           323,131
 Inhale Therapeutic Systems, Inc.*                 4,000           405,750
 Intrabiotics Pharmaceuticals, Inc.*              26,600           708,225
 Neurocrine Biosciences, Inc.*                    19,300           692,388
 Pharmacopeia, Inc.*                               6,100           282,888
 Trimeris, Inc.*                                  13,100           916,181
 United Therapeutics Corp.*                        8,700           942,319
 Wesley Jessen Visioncare, Inc.*                   3,600           135,225
                                                               -----------
 TOTAL HEALTH CARE                                               6,657,607
                                                               -----------
 TECHNOLOGY - 20.9%
 Concord Communications, Inc.*                    23,700           967,256
 Crossworlds Software, Inc.*                      44,900           813,812
 CYSIVE, Inc.*                                    53,200         1,270,150
 eLoyalty Corp.*                                  35,200           444,400
 Exchange Applications, Inc.*                     72,800         1,929,200
 Extensity, Inc.*                                 18,700           649,825
 LTX Corp.*                                       16,200           565,988
 Mettler-Toledo Int'l, Inc.*                      23,000           920,000
 NetIQ Corp.*                                     33,900         2,021,287
 Onyx Software Corp.*                             38,500         1,142,969
 Packard BioScience Co.*                          70,200         1,189,012
 Sanchez Computer Assoc., Inc.*                    2,200            50,875
                                                               -----------
 TOTAL TECHNOLOGY                                               11,964,774
                                                               -----------
 TOTAL COMMON STOCKS
 (Cost $45,796,368)                                             48,619,642
                                                               -----------
 MONEY MARKET MUTUAL FUNDS - 0.0%
 SSGA Prime Money Market Fund                         12                12
 SSGA U.S. Treasury Money Market Fund                 13                13
                                                               -----------
 TOTAL MONEY MARKET MUTUAL FUNDS
   (Cost $25)                                                           25
                                                               -----------
 TOTAL INVESTMENTS - 100%
   (Cost $54,308,739)                                          $57,148,505
                                                               -----------

*Non-income producing security


    The accompanying notes are an integral part of the financial statements.

 FIRST FUNDS ANNUAL REPORT

 CAPITAL APPRECIATION PORTFOLIO
 PORTFOLIO OF INVESTMENTS (CONTINUED)
 June 30, 2000



 INCOME TAX INFORMATION:

 At June 30, 2000, the net unrealized appreciation based on cost for income tax purposes of $54,682,076 was as follows:

 Aggregate gross unrealized appreciation for all
 investments in which there was an excess of value
 over tax cost                                                      $ 3,914,537

 Aggregate gross unrealized depreciation for all
 investments in which there was an excess of tax
 cost over value                                                     (1,448,108)
                                                                    -----------

 Net unrealized appreciation                                        $ 2,466,429
                                                                    ===========


 OTHER INFORMATION:

 Purchases and sales of securities, other than short-term securities, for the year ended June 30, 2000 aggregated $117,107,175 and $117,512,223, respectively.


 BOND PORTFOLIO
 PORTFOLIO OF INVESTMENTS
 June 30, 2000
 (Showing Percentage of Total Value of Investments)

 Due                                Principal                    Value
 Date        Coupon                   Amount                    (Note 1)
 ----        ------                 ---------                   --------
 U.S GOVERNMENT & AGENCY
   OBLIGATIONS - 35.4%
 U.S. TREASURY BONDS - 19.2%
 05/15/16    7.250%                $ 12,120,000                $ 13,335,794
 08/15/23    6.250%                  29,985,000                  30,172,406
                                                               ------------
 TOTAL U.S. TREASURY BONDS                                       43,508,200
                                                               ------------
 U.S. TREASURY NOTES - 10.8%
 02/28/02    6.250%                   1,100,000                   1,095,875
 08/15/02    6.375%                   2,945,000                   2,940,400
 10/31/02    5.750%                   1,000,000                     985,313
 08/15/03    5.750%                   2,750,000                   2,702,736
 02/15/04    5.875%                   1,915,000                   1,888,669
 02/15/06    5.625%                   3,930,000                   3,810,874
 08/15/07    6.125%                   4,450,000                   4,423,580
 02/15/08    5.500%                   6,930,000                   6,635,475
                                                               ------------
 TOTAL U.S. TREASURY NOTES                                       24,482,922
                                                               ------------
 FEDERAL HOME LOAN BANK - 0.5%
 11/20/02    6.170%                   1,100,000                   1,078,823
                                                               ------------
 FEDERAL HOME LOAN MORTGAGE
   CORPORATION - 2.6%
 12/14/01    4.750%                   1,500,000                   1,456,299
 01/15/05    6.875%                   2,010,000                   1,997,622
 03/15/09    5.750%                   2,775,000                   2,519,550
                                                               ------------
 TOTAL FEDERAL HOME LOAN MRTG. CORP.                              5,973,471
                                                               ------------

 FEDERAL NATIONAL MORTGAGE
   ASSOCIATION - 2.3%
 10/11/06    7.150%                   2,000,000                   1,946,984
 06/15/09    6.375%                   2,730,000                   2,587,136
 01/15/30    7.125%                     625,000                     626,545
                                                               ------------
 TOTAL FEDERAL NAT'L MORTGAGE ASSOC.                              5,160,665
                                                               ------------
 TOTAL U.S. GOVERNMENT & AGENCY
   OBLIGATIONS
   (Cost $81,266,622)                                            80,204,081
                                                               ------------
 CORPORATE BONDS & NOTES - 63.9%
 BANKS - 2.3%
 First Chicago Corp.
 01/15/03    7.625%                   3,250,000                   3,248,310
 First Empire Cap Tr I
 02/01/27    8.234%                   2,200,000                   1,907,774
                                                               ------------
 TOTAL BANKS                                                      5,156,084
                                                               ------------
 BROKER/DEALERS - 8.8%
 Bear Stearns Co.
 08/01/02    6.500%                   3,000,000                   2,937,228
 Donaldson, Lufkin & Jenrette, Inc.
 07/15/03    6.170%                   3,000,000                   2,881,362
 11/01/05    6.875%                   1,000,000                     951,688
 02/15/16    5.625%                   2,000,000                   1,972,750
 Lehman Brothers, Inc.
 02/26/01    6.000%                   2,500,000                   2,480,205
 04/15/03    7.250%                   3,575,000                   3,526,544
 Merrill Lynch, Inc.
 01/15/07    7.000%                   2,200,000                   2,159,362
 Morgan Stanley Dean Witter & Co.
 01/28/02    7.00%                    3,000,000                   2,987,571
                                                               ------------
 TOTAL BROKER/DEALERS                                            19,896,710
                                                               ------------

    The accompanying notes are an integral part of the financial statements.

 FIRST FUNDS ANNUAL REPORT

 BOND PORTFOLIO
 PORTFOLIO OF INVESTMENTS (CONTINUED)
 June 30, 2000
 (Showing Percentage of Total Value of Investments)

 Due                                  Principal     Value
 Date        Coupon                    Amount      (Note 1)
 ----        ------                   ---------  ------------
 CORPORATE BONDS & NOTES
   (CONTINUED)
 CAPITAL GOODS - 11.4%
 Arrow Electronics, Inc.
 01/15/07    7.000%                $  3,800,000  $  3,680,061
 Dover Corp.
 11/15/05    6.450%                   3,525,000     3,365,776
 Lockheed Martin Corp.
 05/15/01    6.850%                   2,250,000     2,239,706
 03/15/03    6.750%                   3,500,000     3,413,403
 05/15/06    7.250%                   2,300,000     2,231,833
 Raytheon Co.
 08/15/00    6.300%                   2,500,000     2,497,188
 07/15/05    6.500%                   3,850,000     3,647,917
 Tyco International Limited
 11/01/01    6.500%                   2,700,000     2,684,534
 06/15/28    7.000%                   2,300,000     1,993,454
                                                 ------------

 TOTAL CAPITAL GOODS                               25,753,872
                                                 ------------

 CONSUMER NON-DURABLES - 2.5%
 Anheuser Busch, Inc.
 06/01/05    6.750%                   1,200,000     1,171,505
 09/01/05    7.000%                   2,400,000     2,360,429
 Coca-Cola Enterprises, Inc.
 10/15/36    6.700%                   2,250,000     2,202,869
                                                 ------------

 TOTAL CONSUMER NON-DURABLES                        5,734,803
                                                 ------------

 CONSUMER SERVICES - 14.5%
 Airtouch Communications, Inc.
 05/01/08    6.650%                   4,450,000     4,167,661
 Belo (AH) Corp.
 06/01/02    6.875%                   4,000,000     3,897,240
 Computer Sciences Corp.
 03/15/09    6.250%                   4,200,000     3,848,233
 MCI WorldCom, Inc.
 04/15/02    6.125%                   4,425,000     4,320,791
 Price/Costco, Inc.
 06/15/05    7.125%                   3,700,000     3,634,332
 Rite Aid Corp.
 08/15/13    6.875%                   3,450,000     1,535,250
 Sprint Corp.
 11/15/28    6.875%                   2,300,000     1,989,684
 USA Waste Services, Inc.
 10/01/04    7.000%                   3,000,000     2,782,446
 WMX Technologies, Inc.
 10/15/00    6.250%                   3,100,000     3,074,989
 Waste Management Step Bond
 10/01/02    7.700%                   3,800,000     3,684,016
                                                 ------------

 TOTAL CONSUMER SERVICES                           32,934,642
                                                 ------------

 FINANCIAL SERVICES - 11.4%
 Associates Corp. of North America
 10/15/02    6.375%                   1,000,000       979,184
 BHP Finance USA
 03/01/06    6.690%                   3,500,000     3,303,808
 CNA Financial Corp.
 04/15/05    6.500%                   2,775,000     2,508,628
 Countrywide Funding Corp.
 10/22/04    6.840%                   2,500,000     2,397,008
 Ford Motor Credit Co.
 06/15/03    7.500%                   3,500,000     3,484,471
 General Motors Acceptance Corp.
 12/07/01    5.350%                   3,500,000     3,407,590
 Nationwide Mutual Insurance Co.
  144A*
 02/15/04    6.500%                   1,000,000       953,126
 Provident Companies, Inc.
 03/15/28    7.250%                   2,600,000     2,029,308
 Sun Canada Financial Co.
 12/15/07    6.625%                   2,850,000     2,713,134
 TXU Eastern Funding Co.
 05/15/09    6.750%                   4,600,000     4,124,774
                                                 ------------

 TOTAL FINANCIAL SERVICES                          25,901,031
                                                 ------------

 HEALTHCARE - 0.9%
 Cardinal Health, Inc.
 02/15/04    6.500%                   2,000,000     1,930,276
                                                 ------------

 TRAVEL & TRANSPORTATION - 3.7%
 Continental Airlines, Inc.
 02/02/20    6.795%                   2,243,718     2,052,418
 Norfolk Southern Corp.
 02/15/04    7.875%                   2,400,000     2,433,338
 Union Pacific Corp.
 01/15/04    6.125%                   4,000,000     3,817,424
                                                 ------------

 TOTAL TRAVEL & TRANSPORTATION                      8,303,180
                                                 ------------

 UTILITIES - 8.4%
 Coastal Corp.
 02/01/09    6.375%                   4,000,000     3,637,744
 Enron Corp.
 07/15/28    6.950%                   3,150,000     2,770,167
 General Electric Co.
 03/02/01    7.000%                   3,425,000     3,414,821
 GTE Corp.
 04/15/06    6.360%                   4,400,000     4,146,938
 11/01/08    6.900%                   3,250,000     3,068,946
 Public Service Electric & Gas Co.
 11/01/01    7.875%                   2,000,000     2,013,156
                                                 ------------

 TOTAL UTILITIES                                   19,051,772
                                                 ------------

  TOTAL CORPORATE BONDS & NOTES
   (Cost $152,937,577)                            144,662,370
                                                 ------------



 The accompanying notes are an integral part of the financial statements.

 FIRST FUNDS ANNUAL REPORT

 BOND PORTFOLIO
 PORTFOLIO OF INVESTMENTS (CONTINUED)
 June 30, 2000
 (Showing Percentage of Total Value of Investments)

 Due                                                                         Principal              Value
 Date        Coupon                                                            Amount              (Note 1)
 ----        ------                                                          ---------           -------------
 MORTGAGE-BACKED OBLIGATIONS - 0.7%
 Federal National Mortgage Association
 Pool #250885
 04/01/27  7.500%                                                           $   1,588,438        $   1,569,281
 Government National Mortgage Association
 Pool #26825
 09/15/08  9.000%                                                                  71,564               73,916
                                                                                                 -------------

 TOTAL MORTGAGE-BACKED OBLIGATIONS
   (Cost $1,655,304)                                                                                 1,643,197
                                                                                                 -------------

 MONEY MARKET MUTUAL FUND - 0.0%
 SSGA Prime Money Market Fund                                                           5                    5
                                                                                                 -------------

 TOTAL MONEY MARKET MUTUAL FUND                                                                              5
   (Cost $5)                                                                                     -------------

 TOTAL INVESTMENTS - 100%
   (Cost $235,859,508)                                                                           $ 226,509,653
                                                                                                 =============

 *Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2000, these securities amounted to a value of $953,126 or 0.4% of net assets.

 INCOME TAX INFORMATION:

 At June 30, 2000, the net unrealized depreciation based on cost for income tax purposes of $235,930,801 was as follows:

 Aggregate gross unrealized appreciation for
 all investments in which there was an excess
 of value over tax cost                                                                          $     582,981

 Aggregate gross unrealized depreciation for
 all investments in which there was an excess
 of tax cost over value                                                                            (10,004,129)
                                                                                                 -------------

 Net unrealized depreciation                                                                     $  (9,421,148)
                                                                                                 =============


 As of June 30, 2000, the Bond Portfolio had a capital loss carry-over of approximately $52,298 available to offset capital gains to the extent provided in regulations, which will expire on June 30, 2008.

 The Bond Portfolio intends to elect to defer to its fiscal year ending June 30, 2001, $277,762 of losses recognized during the period November 1, 1999 to June 30, 2000.

 OTHER INFORMATION:

 Purchases and sales of securities, other than short-term securities, for the year ended June 30, 2000 aggregated $44,264,449 and $37,655,005, respectively. Purchases and sales of U.S. Government and Agency securities, other than short-term securities, for the year ended June 30, 2000 aggregated $17,371,548 and $18,166,856, respectively.

 INTERMEDIATE BOND PORTFOLIO
 PORTFOLIO OF INVESTMENTS
 June 30, 2000
 (Showing Percentage of Total Value of Investments)

 Due                                 Principal       Value
 Date        Coupon                   Amount       (Note 1)
 ----        ------                  ---------    -----------

 U.S GOVERNMENT & AGENCY
   OBLIGATIONS - 56.0%
 U.S. TREASURY NOTES - 12.6%
 04/30/01    6.250%                 $ 2,000,000   $ 1,996,250
 08/31/01    6.500%                   2,500,000     2,500,000
 05/31/02    6.500%                   2,000,000     2,001,250
 08/15/02    6.375%                   1,000,000       998,438
 08/15/07    6.125%                   9,000,000     8,946,567
 05/15/08    5.625%                  10,000,000     9,643,750
                                                  -----------

 TOTAL U.S. TREASURY NOTES                         26,086,255
                                                  -----------

 FEDERAL HOME LOAN BANK - 12.7%
 09/20/00    6.125%                   3,000,000     2,995,641
 11/05/01    5.350%                   2,500,000     2,450,075
 11/06/02    6.250%                     600,000       589,537
 11/20/02    6.170%                     700,000       686,524
 09/02/03    5.575%                   5,000,000     4,796,860
 08/15/06    6.375%                   5,000,000     4,831,155
 02/12/10    7.375%                  10,000,000    10,170,900
                                                  -----------

 TOTAL FEDERAL HOME LOAN BANK                      26,520,692
                                                  -----------

 FEDERAL HOME LOAN MORTGAGE
   CORPORATION - 9.5%
 11/12/02    6.340%                     700,000       688,782
 01/15/04    5.000%                   5,000,000     4,684,635
 01/05/07    6.700%                   5,500,000     5,397,034
 03/15/09    5.750%                  10,000,000     9,079,460
                                                  -----------

 TOTAL FEDERAL HOME LOAN MRTG. CORP.               19,849,911
                                                  -----------

 FEDERAL NATIONAL MORTGAGE
   ASSOCIATION - 19.3%
 03/15/01    5.625%                   5,000,000     4,958,815
 01/15/03    5.250%                   5,000,000     4,807,735
 02/13/04    5.125%                   5,000,000     4,697,490
 11/13/06    6.950%                   2,100,000     2,038,468
 01/15/09    5.250%                  10,000,000     8,775,460
 06/15/09    6.375%                   5,000,000     4,738,345
 01/15/10    7.250%                  10,000,000    10,081,640
                                                  -----------

 TOTAL FEDERAL NAT'L MORTGAGE
   ASSOC.                                          40,097,953
                                                  -----------

 TENNESSEE VALLEY AUTHORITY - 1.9%
 11/01/00    6.000%                   4,000,000     3,986,176
                                                  -----------

 TOTAL U.S. GOVERNMENT & AGENCY
   OBLIGATIONS
   (Cost $119,815,954)                            116,540,987
                                                  -----------

 CORPORATE BONDS & NOTES - 43.5%
 Banks - 4.9%
 BancOne Corp.
 05/01/07    7.600%                     725,000       709,350
 Bank One Texas
 02/15/08    6.250%                   5,000,000     4,493,350
 First Chicago Corp.
 01/15/03    7.625%                   1,525,000     1,524,207
 National City Corp.
 03/01/04    6.625%                   1,650,000     1,591,618
 Wachovia Corp.
 02/20/01    5.400%                   2,000,000     1,977,944
                                                  -----------

 TOTAL BANKS                                       10,296,469
                                                  -----------


    The accompanying notes are an integral part of the financial statements.

 FIRST FUNDS ANNUAL REPORT

 INTERMEDIATE BOND PORTFOLIO
 PORTFOLIO OF INVESTMENTS (CONTINUED)
 June 30, 2000
 (Showing Percentage of Total Value of Investments)

 Due                                  Principal        Value
 Date        Coupon                      Amount      (Note 1)
 ----        ------                   ---------      --------
 CORPORATE BONDS & NOTES (CONTINUED)
 BASIC MATERIALS - 4.3%
 Aluminum Co. of America
 02/01/01    5.750%                $  4,000,000  $  3,977,952
 E. I. du Pont de Nemours & Co.
 09/01/02    6.500%                   3,000,000     2,972,436
 10/11/00    6.210%                   2,000,000     1,997,032
                                                 ------------

 TOTAL BASIC MATERIALS                              8,947,420
                                                 ------------

 BROKER/DEALERS - 6.6%
 Merrill Lynch & Co., Inc.
 02/12/03    6.000%                   4,000,000     3,870,372
 01/15/04    5.880%                   4,000,000     3,782,768
 08/01/04    6.550%                   1,400,000     1,355,105
 Morgan Stanley Group, Inc.
 03/01/07    6.875%                   5,000,000     4,712,340
                                                 ------------

 TOTAL BROKER/DEALERS                              13,720,585
                                                 ------------

 CAPITAL GOODS - 7.0%
 Lockheed Martin Corp.
 05/15/01    6.850%                     650,000       647,026
 03/15/03    6.750%                   1,300,000     1,267,835
 McDonnell Douglas Corp.
 07/01/00    8.250%                   4,600,000     4,600,000
 Pitney Bowes, Inc.
 02/01/05    5.950%                   5,000,000     4,789,065
 Raytheon Co.
 08/15/02    6.450%                   1,350,000     1,318,478
 Rockwell International Corp.
 09/15/02    6.750%                   2,000,000     1,992,962
                                                 ------------

 TOTAL CAPITAL GOODS                               14,615,366
                                                 ------------

 CONSUMER NON-DURABLES - 1.1%
 Dow Jones & Co., Inc.
 12/01/00    5.750%                   1,000,000       996,475
 Philip Morris, Inc.
 01/01/01    9.000%                   1,250,000     1,255,219
                                                 ------------

 TOTAL CONSUMER NON-DURABLES                        2,251,694
                                                 ------------

 CONSUMER SERVICES - 4.8%
 CPC International, Inc.
 09/19/00    6.200%                   2,000,000     1,996,924
 Safeway, Inc.
 09/15/04    6.850%                   1,400,000     1,365,855
 Wal-Mart Stores, Inc.
 05/15/02    6.750%                   2,000,000     1,991,654
 Walt Disney Co.
 12/15/03    5.125%                   5,000,000     4,685,835
                                                 ------------

 TOTAL CONSUMER SERVICES                           10,040,268
                                                 ------------

 FINANCIAL SERVICES - 6.8%
 CNA Financial Corp.
 11/15/03    6.250%                   2,000,000     1,859,816
 Cigna Corp.
 01/15/06    6.375%                   1,350,000     1,242,378
 Ford Motor Credit Co.
 11/08/00    6.250%                   2,000,000     1,993,730
 09/25/01    7.000%                   1,000,000       995,943
 General Electric Capital Corp.
 04/15/02    7.450%                   2,000,000     2,008,576
 12/15/07    6.290%                   5,000,000     4,961,300
 Pitney Bowes Credit Corp.
 07/16/01    6.780%                   1,000,000       996,902
                                                 ------------

 TOTAL FINANCIAL SERVICES                          14,058,645
                                                 ------------

 TRAVEL & TRANSPORTATION - 1.8%
 Norfolk Southern Corp.
 05/15/07    7.350%                   3,800,000     3,690,670
                                                 ------------

 UTILITIES - 6.2%
 GTE North, Inc.
 11/01/08    6.900%                   3,500,000     3,305,019
 National Rural Utilities Coop.
 04/01/01    6.450%                   2,000,000     1,991,744
 New York Telephone Co.
 02/15/04    6.250%                     875,000       839,258
 Texas Utilities Co.
 10/01/02    6.200%                   2,000,000     1,948,518
 U.S. West Capital Funding, Inc.
 07/15/05    6.250%                   5,000,000     4,721,625
                                                 ------------

 TOTAL UTILITIES                                   12,806,164
                                                 ------------

 TOTAL CORPORATE BONDS & NOTES
   (Cost $93,795,554)                              90,427,281
                                                 ------------

 MORTGAGE-BACKED OBLIGATIONS - 0.4%
 Federal Home Loan Mortgage
   Corporation
 Series 1665 Class KA
 07/15/00    6.500%                       2,662         2,655
 Federal Home Loan Mortgage
   Corporation
 Series 1698 Class E
 10/15/06    6.000%                     841,634       839,000
                                                 ------------

 TOTAL MORTGAGE-BACKED OBLIGATIONS
   (Cost $842,570)                                    841,655
                                                 ------------

 MONEY MARKET MUTUAL FUND - 0.1%
 SSGA Prime Money Market Fund            11,628        11,628
                                                 ------------

 TOTAL MONEY MARKET MUTUAL FUND                        11,628
   (Cost $11,628)                                ------------

 TOTAL INVESTMENTS - 100%
   (Cost $214,465,706)                           $207,821,551
                                                 ============



    The accompanying notes are an integral part of the financial statements.

FIRST FUNDS ANNUAL REPORT

INTERMEDIATE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
June 30, 2000
(Showing Percentage of Total Value of Investments)

INCOME TAX INFORMATION:

At June 30, 2000, the net unrealized depreciation based on cost for income tax purposes of $214,465,706 was as follows:

Aggregate gross unrealized appreciation for
all investments in which there was an excess
of value over tax cost                                    $    210,022

Aggregate gross unrealized depreciation for
all investments in which there was an excess
of tax cost over value                                       (6,854,177)
                                                          -------------

Net unrealized depreciation                               $  (6,644,155)
                                                          =============

As of June 30, 2000, the Intermediate Bond Portfolio had a capital loss carry-over of approximately $220,051 available to offset capital gains to the extent provided in regulations, which will expire on June 30, 2008.

The Intermediate Bond Portfolio intends to elect to defer to its fiscal year ending June 30, 2001, $843,911 of losses recognized during the period November 1, 1999 to June 30, 2000.

OTHER INFORMATION:

Purchases and sales of securities, other than short-term securities, for the year ended June 30, 2000 aggregated $46,774,090 and $52,097,382 respectively. Purchases and sales of U.S. Government and Agency securities, other than short-term securities, for the year ended June 30, 2000 aggregated $44,790,109 and $28,590,856 respectively.

TENNESSEE TAX-FREE PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2000
(Showing Percentage of Total Value of Investments)

TENNESSEE MUNICIPAL OBLIGATIONS - 97.5%
GENERAL OBLIGATION BONDS - 49.1%

 Due                                Bond Rating      Principal    Value
 Date           Coupon               Moody/S&P        Amount    (Note 1)
 ----           ------               ---------        ------    --------
 Anderson County
 Refunding & Improvement -
 Rural Elementary School
 03/01/08       5.150%, FGIC           Aaa/AAA    $  500,000  $  503,270
 Bradley County
 03/01/10       4.250%, FGIC           Aaa/AAA     4,065,000   3,735,125
 Chattanooga
 11/01/06       5.600%                  Aa3/AA       500,000     516,485
 05/01/08       5.400%, FSA            Aaa/AAA       500,000     509,290
 Crockett County
 04/01/11       5.000%, AMBAC           Aaa/NR       500,000     493,835
 Franklin City
 Special School District
 06/01/12       5.100%                  Aa3/NR     2,500,000   2,467,000
 Franklin County
 03/01/13       5.250%, MBIA           Aaa/AAA       750,000     745,838
 Gatlinburg
 12/01/01       6.500%, AMBAC          Aaa/AAA       500,000     513,350
 Grundy County
 05/01/06       5.350%, FGIC           Aaa/AAA       300,000     307,506
 Hamilton County
 07/01/03       5.200%                  Aa2/NR     1,000,000   1,013,220
 07/01/05       5.400%                  Aa2/NR       500,000     512,715
 Jackson
 Refunding & Improvement
 03/01/14       5.125%, MBIA            Aaa/NR     3,100,000   3,021,105
 Johnson City
 06/01/07       4.350%, FGIC           Aaa/AAA     1,000,000     953,900
 06/01/08       5.600%, FSA            Aaa/AAA       500,000     518,935
 06/01/12       5.900%, FSA            Aaa/AAA       245,000     256,868
 05/01/14       5.550%, FGIC           Aaa/AAA     2,250,000   2,276,527
 Kingsport
 09/01/02       5.500%                   A1/NR     1,000,000   1,016,540
 09/01/07       5.900%                   A1/A+     1,000,000   1,034,190
 Knox County
 04/01/08       5.100%                   Aa/AA     2,000,000   2,009,020
 02/01/12       5.000%                  Aa3/AA     2,000,000   1,956,980
 Knoxville
 Refunding & Improvement, MBIA
 05/01/07       5.250%,                Aaa/AAA     3,000,000   3,052,380
 05/01/08       5.300%,                Aaa/AAA     1,350,000   1,373,544
 Maury County
 04/01/07       5.125%, AMBAC          Aaa/AAA     2,000,000   2,018,660
 Memphis
 10/01/10       4.375%                  Aa2/AA     2,500,000   2,314,575
 11/01/10       5.200%                   Aa/AA     1,000,000   1,004,730
 07/01/12       5.250%                   Aa/AA     3,000,000   2,999,970
 04/01/13       5.250%                  Aa2/AA     4,000,000   3,977,640
 11/01/13       5.250%                   Aa/AA     1,000,000     988,610
 Metropolitan Nashville & Davidson
 05/15/07       5.700%                   Aa/AA     1,000,000   1,027,390
 12/01/07       5.000%                   Aa/AA     1,000,000   1,004,250
 11/15/10       5.125%                  Aa2/AA       500,000     500,470
 11/15/11       5.125%                  Aa2/AA     1,000,000     995,260
 Monroe County
 05/01/06       5.250%,  FSA            Aaa/NR     1,500,000   1,530,000
 Murfreesboro
 08/01/04       5.500%                   A1/NR     1,000,000   1,021,490
 Oak Ridge
 07/01/08       5.400%                   Aa/A+     1,000,000   1,014,290
 07/01/10       5.550%                   Aa/A+       500,000     508,020

    The accompanying notes are an integral part of the financial statements.
8

FIRST FUNDS ANNUAL REPORT

TENNESSEE TAX-FREE PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
June 30, 2000
(Showing Percentage of Total Value of Investments)

TENNESSEE MUNICIPAL OBLIGATIONS (CONTINUED)
GENERAL OBLIGATION BONDS (CONTINUED)

 Due                                Bond Rating      Principal    Value
 Date           Coupon               Moody/S&P        Amount    (Note 1)
 ----           ------               ---------        ------    --------
 Putnam County, MBIA
 04/01/05       5.250%                 Aaa/AAA   $ 3,000,000  $3,056,370
 04/01/07       5.100%                 Aaa/AAA     1,540,000   1,552,767
 Rutherford County
 04/01/08       5.200%                 Aa3/AA-     2,000,000   2,014,000
 04/01/09       5.250%                 Aa3/AA-       500,000     505,380
 Sevier County
 04/01/08       5.250%, FGIC           Aaa/AAA       750,000     764,542
 Shelby County
 04/01/03       5.000%                 Aa2/AA+       500,000     503,520
 03/01/04       5.550%                 Aa2/AA+     1,000,000   1,012,030
 04/01/09       5.500%                 Aa3/AA+     1,125,000   1,150,402
 06/01/09       5.625%                 Aa2/AA+     1,000,000   1,038,800
 11/01/09       5.300%                 Aa2/AA+     3,000,000   3,070,860
 03/01/10       5.500%                 Aa3/AA+     2,000,000   2,069,600
 04/01/10       5.500%                 Aa2/AA+       750,000     775,170
 04/01/14       5.625%                 Aa3/AA+     1,500,000   1,513,380
 04/01/14       5.625%                  NR/AA+       500,000     521,245
 Tennessee State
 06/01/05       6.700%                 Aaa/AA+     1,000,000   1,034,690
 03/01/06       5.300%                 Aaa/AA+     2,500,000   2,576,200
 03/01/07       5.400%                 Aaa/AA+     1,740,000   1,798,795
 05/01/08       5.000%                 Aaa/AA+     5,000,000   5,022,150
 05/01/09       4.750%                 Aaa/AA+     2,000,000   1,958,980
 05/01/11       5.000%                 Aaa/AA+     4,000,000   3,970,040
 05/01/13       5.300%                 Aaa/AA+       750,000     752,790
 Tipton County
 04/01/12       5.250%, AMBAC           Aaa/NR       500,000     500,800
 Weakley County
 05/01/09       5.000%, FGIC           Aaa/AAA       350,000     349,975
 White House
 02/01/12       5.300%, MBIA           Aaa/AAA     1,000,000   1,003,820
 Williamson County
 04/01/06       5.500%                  Aa1/NR     2,000,000   2,045,840
 05/01/10       4.800%                  Aa1/NR     1,000,000     976,230
 03/01/11       6.000%                  Aa1/NR     1,000,000   1,071,910
 Wilson County
 04/01/07       5.250%                   A1/NR     1,000,000   1,012,030
                                                              ----------

 TOTAL GENERAL OBLIGATION BONDS                               93,315,294
                                                              ----------
 REVENUE BONDS - 48.4%
 AIRPORT AUTHORITY - 1.2%
 Memphis - Shelby County
 09/01/12       5.350%                Baa2/BBB       500,000     465,545
 Metropolitan Nashville
 07/01/08       4.600%, FGIC           Aaa/AAA     2,000,000   1,913,300
                                                              ----------

 TOTAL AIRPORT AUTHORITY                                       2,378,845
                                                              ----------

 HEALTH & EDUCATION - 20.1%
 Anderson County
 Methodist Medical Center
 07/01/05       5.500%                   A1/NR     1,400,000   1,408,778
 07/01/08       5.700%                   A1/NR     1,000,000   1,005,970
 Blount County
 07/01/09       5.250%                 Baa1/NR     2,765,000   2,523,892
 Bristol
 Memorial Hospital
 09/01/13       5.125%, FGIC           Aaa/AAA     1,500,000   1,449,075
 Chattanooga-Hamilton
 10/01/04       5.375%, FSA            Aaa/AAA     2,000,000   2,031,960
 Franklin
 09/01/09       4.750%                   NR/A+     2,150,000   2,061,119
 Jackson
 04/01/06       5.300%                   A1/A+     1,000,000     985,360
 04/01/07       5.300%                   A1/A+     2,000,000   1,950,140
 04/01/10       5.500%, AMBAC          Aaa/AAA       400,000     403,996
 Johnson City
 07/01/09       5.125%, MBIA            NR/AAA     5,705,000   5,751,952
 Knox County
 04/01/05       4.875%                 Baa1/NR     2,600,000   2,462,356
 Knox County
 Baptist Health
 04/15/11       5.500%, CONLEE          NR/AAA     3,000,000   3,037,500
 Knox County
 Ft. Sanders
 01/01/15       5.250%                 AAA/Aaa     2,175,000   2,119,015
 Metropolitan Nashville & Davidson
 Baptist Hospital
 11/01/05       5.000%, MBIA           Aaa/AAA     1,000,000     996,700
 Shelby County
 Methodist Healthcare, MBIA
 04/01/03       5.000%                 Aaa/AAA     2,000,000   2,003,400
 08/01/12       5.500%                 Aaa/AAA     2,000,000   2,013,880
 Shelby County
 Rhodes College, MBIA
 08/01/06       4.350%                  NR/AAA     2,335,000   2,205,291
 Sullivan County
 Holston Valley Healthcare, MBIA
 02/15/13       5.750%                 Aaa/AAA     1,200,000   1,214,424
 Tennessee State School
 Board Authority
 05/01/11       5.500%                   A1/AA       500,000     512,240
 Wilson County
 03/30/07       5.000%, FSA             Aaa/NR     2,000,000   2,003,240
                                                              ----------

 TOTAL HEALTH & EDUCATION                                     38,140,288
                                                              ----------

 HOUSING - 0.9%
 Metropolitan Nashville & Davidson
 Multi-Family Housing
 02/01/21       5.200%, FSA             NR/AAA     1,000,000   1,008,610
 Tennessee Housing
 Development Agency
 01/01/11       5.800%                  Aa2/AA       400,000     411,048
 07/01/13       5.800%                  Aa2/AA       350,000     352,702
                                                              ----------

 TOTAL HOUSING                                                 1,772,360
                                                              ----------

 INDUSTRIAL DEVELOPMENT - 0.9%
 Hamilton County
 09/01/01       5.300%, FGIC           Aaa/AAA     1,000,000   1,008,160
 Memphis-Shelby County
 03/15/05       5.400%                  NR/AA-       650,000     654,225
                                                              ----------

 TOTAL INDUSTRIAL DEVELOPMENT                                  1,662,385
                                                              ----------

    The accompanying notes are an integral part of the financial statements.

FIRST FUNDS ANNUAL REPORT

TENNESSEE TAX-FREE PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
June 30, 2000
(Showing Percentage of Total Value of Investments)

 Due                                Bond Rating      Principal    Value
 Date           Coupon               Moody/S&P        Amount    (Note 1)
 ----           ------               ---------        ------    --------
TENNESSEE MUNICIPAL OBLIGATIONS (CONTINUED)
REVENUE BONDS (CONTINUED)
 PUBLIC BUILDING AUTHORITY - 0.7%
 Sevier County, AMBAC
 09/01/06       5.500%                 Aaa/AAA    $  775,000  $  795,739
 09/01/10       5.400%                  Aaa/NR       500,000     505,540
                                                              ----------

 TOTAL PUBLIC BUILDING AUTHORITY                               1,301,279
                                                              ----------

 STATE AUTHORITY - 3.7%
 Tennessee State Local
 Development Authority
 03/01/02       6.600%                  A2/AA-       250,000     258,375
 10/01/02       5.600%                     A/A       400,000     407,272
 03/01/03       6.700%                  A2/AA-       750,000     775,358
 03/01/05       5.500%                  A2/AA-     2,500,000   2,556,350
 03/01/14       5.125%, MBIA           Aaa/AAA     2,000,000   1,947,220
 10/01/14       6.450%                     A/A     1,000,000   1,078,440
                                                              ----------

 TOTAL STATE AUTHORITY                                         7,023,015
                                                              ----------

 UTILITY - 20.9%
 Clarksville
 Water, Sewer & Gas, MBIA
 02/01/01       5.500%                 Aaa/AAA       500,000     503,465
 02/01/10       5.300%                  Aaa/NR       900,000     907,983
 Dickson
 Electric
 09/01/11       5.625%, MBIA           Aaa/AAA     1,000,000   1,037,120
 Fayetteville
 Electric
 04/01/11       5.250%                    A/NR     1,750,000   1,738,520
 Franklin
 Water & Sewer
 09/01/11       5.000%                  Aa2/NR       750,000    738,623
 Harpeth Valley
 Utility District
 09/01/03       5.250%                    A1/A     1,000,000   1,015,880
 09/01/06       5.500%                    A1/A       500,000     511,655
 09/01/11       5.500%                    A1/A     1,650,000   1,666,071
 Johnson City
 Electric, MBIA
 05/01/10       5.400%,                Aaa/AAA       500,000     505,675
 05/01/12       5.100%,                Aaa/AAA     1,500,000   1,473,780
 Knox Chapman
 Water & Sewer
 01/01/04       5.500%, MBIA           Aaa/AAA       520,000     531,388
 Knoxville
 Electric
 07/01/12       5.700%                  Aa3/AA       500,000     514,600
 Knoxville
 Gas
 03/01/03       5.300%                  Aa3/AA     1,000,000   1,024,910
 03/01/14       5.350%                  Aa3/AA     2,760,000   2,736,071
 La Follette
 Electric, AMBAC
 06/01/11       5.800%                 Aaa/AAA   $   430,000  $  455,379
 03/01/15       5.250%                  Aaa/NR     1,000,000     978,930
 La Vergne
 Water & Sewer
 03/01/14       5.400%                   A1/NR       500,000     494,730
 Lawrenceburg
 Electric
 07/01/06       5.200%, MBIA           Aaa/AAA       345,000     349,419
 Lenoir City
 Electric
 06/01/07       5.000%, AMBAC           Aaa/NR     2,000,000   1,997,600
 Madison
 Utility District
 02/01/10       5.600%, MBIA           Aaa/AAA       500,000     513,620
 Memphis
 Electric
 01/01/03       5.800%                  Aa/AAA     3,000,000   3,076,560
 01/01/10       5.000%                  Aa/AAA     1,000,000     991,060
 Memphis
 Sanitation Sewer System
 01/01/05       5.250%                 Aa2/AA+     2,250,000   2,290,410
 Metropolitan Nashville & Davidson
 Electric
 05/15/06       4.700%                  Aa3/AA     2,000,000   1,981,740
 Metropolitan Nashville & Davidson
 Water & Sewer
 01/01/08       5.000%, FGIC           Aaa/AAA     4,000,000   3,982,720
 01/01/13       5.200%, FGIC           Aaa/AAA     1,500,000   1,498,620
 01/01/15       5.750%, AMBAC          Aaa/AAA     1,000,000   1,034,580
 Rutherford County
 Water Works
 02/01/11       5.100%, FGIC            Aaa/NR       500,000     496,755
 Sevier County
 Gas
 05/01/11       5.400%, AMBAC           Aaa/NR     1,000,000   1,013,570
 Tennessee
 Energy Acquisition
 09/01/05       4.400%, AMBAC          Aaa/AAA     4,000,000   3,712,320
                                                             -----------

 TOTAL UTILITY                                                39,773,754
                                                             -----------

 TOTAL REVENUE BONDS                                          92,051,926
                                                             -----------

 TOTAL TENNESSEE MUNICIPAL OBLIGATIONS
   (Cost $187,588,159)                                       185,367,220
                                                             -----------

    The accompanying notes are an integral part of the financial statements.
10

--------------------------------------------------------------------------------
FIRST FUNDS ANNUAL REPORT
--------------------------------------------------------------------------------

TENNESSEE TAX-FREE PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
June 30, 2000
(Showing Percentage of Total Value of Investments)

Due                                                                Bond Rating     Principal          Value
Date                                             Coupon             Moody/S&P       Amount           (Note 1)
----                                             ------             ---------       ------           --------
OTHER STATE MUNICIPAL OBLIGATIONS - 2.2%
GENERAL OBLIGATION BONDS - 0.8%
Austin, Texas
09/01/06                                         7.000%               Aa/AA       $  750,000        $  752,895
Harris County, Texas
08/15/15                                         6.500%              Aa2/AA          785,000           817,405
                                                                                                    ----------

TOTAL GENERAL OBLIGATION BONDS                                                                       1,570,300
                                                                                                    ----------

REVENUE BONDS - 1.4%
BANKS - 0.3%
Indiana
02/01/04                                         5.500%              NR/AAA          500,000           511,335
                                                                                                    ----------

TRANSPORTATION - 0.5%
Indianapolis
Public Improvement Transportation
07/01/10                                         6.000%              Aa/AA-          950,000           987,221
                                                                                                    ----------

UTILITY - 0.6%
Wisconsin State Clear Water
06/01/05                                         6.700%              NR/AA+        1,000,000         1,039,040
                                                                                                    ----------

TOTAL REVENUE BONDS                                                                                  2,537,596
                                                                                                    ----------

TOTAL OTHER STATE MUNICIPAL OBLIGATIONS
  (Cost $3,990,442)                                                                                  4,107,896
                                                                                                    ----------

                                                                                     Shares
                                                                                     ------
MONEY MARKET MUTUAL FUND - 0.3%
Federated Tennessee Municipal
  Cash Trust                                                                         616,644           616,644
                                                                                                    ----------

TOTAL MONEY MARKET MUTUAL FUND                                                                         616,644
  (Cost $616,644)                                                                                   ----------

TOTAL INVESTMENTS - 100%
  (Cost $192,195,245)                                                                             $190,091,760
                                                                                                  ============

The Portfolio had the following insurance concentration of 10% or greater at June 30, 2000 (as a percentage of net assets):

MBIA        18.6%
FGIC        10.0%


INCOME TAX INFORMATION:

At June 30, 2000, the net unrealized depreciation based on cost for income tax purposes of $192,195,245 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost                                                       $ 1,321,624

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value                                                      (3,425,110)
                                                                    -----------

Net unrealized depreciation                                         $(2,103,485)
                                                                    ===========

As of June 30, 2000, the Tennessee Tax-Free Portfolio had a capital loss carry-over of approximately $135,053 available to offset capital gains to the extent provided in regulations, which will expire on June 30, 2008.

The Tennessee Tax-Free Portfolio intends to elect to defer to its fiscal year ending June 30, 2001, $33,281 of losses recognized during the period November 1, 1999 to June 30, 2000.

OTHER INFORMATION:

Purchases and sales of securities, other than short-term securities, for the year ended June 30, 2000 aggregated $11,998,671 and $31,199,274 respectively.

RATINGS:

The Moody's and S&P ratings are believed to be the most recent ratings at June 30, 2000. Ratings are not covered by the report of Independent Accountants.

UNAUDITED INCOME TAX INFORMATION:

Tennessee Tax-Free Portfolio had designated all dividends paid during the year ended June 30, 2000 as exempt-interest dividends. Thus, 100% of these distributions are exempt from Federal income tax.


    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FIRST FUNDS ANNUAL REPORT
--------------------------------------------------------------------------------

U.S. TREASURY MONEY MARKET PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2000
(Showing Percentage of Total Value of Investments)


                                                       Maturity           Value
                                                        Amount          (Note 1)
                                                       --------         --------
REPURCHASE AGREEMENTS - 100.0%
Barclays Dezeot, 6.40%,
dated 06/30/00, due 07/03/00,
collaterized by $3,605,442 U.S. Treasury
Bond, 6.25%, due 08/15/23                            $3,501,867       $3,500,000

Shearson Lehman, 6.60%,
dated 06/30/00, due 07/03/00,
collaterized by $3,569,964 U.S. Treasury
Bond, 10.63%, due 08/15/15                            3,501,925        3,500,000

State Street, 6.40%,
Dated 06/30/00, due 07/03/00,
collaterized by $1,133,512 U.S. Treasury
Bond, 8.13%, due 08/15/21                             1,107,590        1,107,000
                                                                      ----------

TOTAL REPURCHASE AGREEMENTS                                            8,107,000
                                                                      ----------

TOTAL INVESTMENTS - 100%                                              $8,107,000
                                                                      ==========

INCOME TAX INFORMATION:

Total cost for Federal income tax purposes - $8,107,000

As of June 30, 2000, the U.S. Treasury Money Market Portfolio had capital loss carry-overs of approximately $173, $8,086, and $2,755 available to offset capital gains to the extent provided in regulations, which will expire on June 30, 2005, June 30, 2006, and June 30, 2007, respectively.


U.S. GOVERNMENT MONEY MARKET PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2000
(Showing Percentage of Total Value of Investments)

Due                                              Discount Rate or       Principal         Value
Date                                               Coupon Rate           Amount          (Note 1)
----                                               -----------           ------          --------

U.S. GOVERNMENT OBLIGATIONS - 96.8%

FEDERAL HOME LOAN BANK - 29.2%
07/14/00                                           6.42%               $15,000,000      $14,965,225
10/04/00                                           6.13%*               10,000,000        9,997,461
                                                                                        -----------

TOTAL FEDERAL HOME LOAN BANK                                                             24,962,686
                                                                                        -----------

FEDERAL HOME LOAN MORTGAGE CORP. - 7.4%
08/10/00                                           6.45%                 5,000,000        4,963,944
05/24/01                                           6.39%*                1,500,000        1,411,029
                                                                                        -----------

TOTAL FEDERAL HOME LOAN MRTG. CORP.                                                       6,374,973
                                                                                        -----------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 60.2%
07/13/00                                           6.40%                 2,000,000        1,995,970
07/17/00                                           6.83%                 7,000,000        6,999,848
08/02/00                                           6.47%                 5,000,000        4,999,705
08/17/00                                           6.44%                 5,000,000        4,957,308
09/14/00                                           6.43%                10,000,000        9,865,729
10/16/00                                           6.40%                 4,000,000        3,922,960
11/13/00                                           6.42%                 4,000,000        3,902,500
12/07/00                                           6.41%                 5,000,000        4,856,458
05/10/01                                           6.24%                 5,000,000        5,000,000
05/24/01                                           6.53%                 5,000,000        5,000,000
                                                                                        -----------

TOTAL FEDERAL NAT'L MORTGAGE ASSOC.                                                      51,500,478
                                                                                        -----------

TOTAL U.S. GOVERNMENT OBLIGATIONS                                                        82,838,137
                                                                                        -----------

REPURCHASE AGREEMENTS - 3.2%
State Street, 6.50%,
dated 06/30/00, due 07/03/00,
collaterized by $2,851,200 U.S. Treasury
Bond, 7.00%, due 12/15/29                                                2,769,499        2,768,000
                                                                                        -----------

TOTAL REPURCHASE AGREEMENTS                                                               2,768,000
                                                                                        -----------

TOTAL INVESTMENTS - 100%                                                                $85,606,137
                                                                                        ===========

*Floating or variable rate security - rate disclosed as of June 30, 2000.
 Maturity date represents the next interest rate reset date.

INCOME TAX INFORMATION:
Total cost for Federal income tax purposes - $85,606,137

As of June 30, 2000, the U.S. Government Money Market Portfolio had capital loss carry-overs of approximately $7,014, $919, and $6,010 available to offset capital gains to the extent provided in regulations, which will expire on June 30, 2005, June 30, 2006, and June 30, 2008, respectively.

The U.S. Government Money Market Portfolio intends to elect to defer to its fiscal year ending June 30, 2001, $3,916 of losses recognized during the period November 1, 1999 to June 30, 2000.


    The accompanying notes are an integral part of the financial statements.
12

FIRST FUNDS ANNUAL REPORT

MUNICIPAL MONEY MARKET PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2000
(Showing Percentage of Total Value of Investments)

Due                                      Discount Rate or     Principal          Value
Date                                     Coupon Rate             Amount        (Note 1)
----                                     -----------             ------        --------
MUNICIPAL BONDS & NOTES - 100.0%
ALABAMA - 1.0%
Alabama Housing Financial Authority
07/05/00                                 4.75%*              $  500,000     $  500,000
                                                                            ----------

ARIZONA - 3.1%
Apache County
Industrial Development
07/05/00                                 4.70%*               1,600,000      1,600,000
                                                                            ----------

CALIFORNIA - 0.6%
Los Angeles
Water Department
07/06/00                                 4.25%*                 300,000        300,000
                                                                            ----------

CONNECTICUT - 2.7%
Connecticut State
Health & Education
07/06/00                                 4.35%*               1,400,000      1,400,000
                                                                            ----------

DELAWARE - 3.9%
Delaware State
Economic Development Authority
07/05/00                                 4.85%*               2,000,000      2,000,000
                                                                            ----------

FLORIDA - 5.9%
Gainesville Utility Systems
07/28/00                                 4.00%                1,000,000      1,000,000
Jacksonville
07/14/00                                 4.00%                1,000,000      1,000,000
St. Lucie County
Pollution Control
08/10/00                                 4.05%                1,000,000      1,000,000
                                                                            ----------

                                                                             3,000,000
                                                                            ----------
GEORGIA - 2.5%
Cobb County Housing Authority
Post Bridge Project
07/05/00                                 4.75%*                 550,000        550,000
Smyrna Housing Authority
Villages Project
07/05/00                                 4.75%*                 700,000        700,000
                                                                            ----------

                                                                             1,250,000
                                                                            ----------
ILLINOIS - 3.1%
Cook County
07/05/00                                 4.75%*               1,600,000      1,600,000
                                                                            ----------

INDIANA - 2.0%
Sullivan Pollution Control
08/14/00                                 4.00%                1,000,000      1,000,000
                                                                            ----------

KANSAS - 2.0%
City of Burlington
Pollution Control
10/11/00                                 4.20%                1,000,000      1,000,000
                                                                            ----------

KENTUCKY - 2.0%
Kentucky Interlocal School
06/29/01                                 5.00%                1,000,000      1,005,680
                                                                            ----------

LOUISIANA - 2.8%
Louisiana
Public Hospital
07/05/00                                 4.70%*              $  400,000     $  400,000
Plaquemines Port
09/08/00                                 4.15%                1,000,000      1,000,000
                                                                            ----------

                                                                             1,400,000
                                                                            ----------
MARYLAND - 2.0%
Montgomery County
Economic Development
07/05/00                                 4.77%*               1,000,000      1,000,000
                                                                            ----------

MICHIGAN - 3.9%
Kalamazoo
12/01/00                                 4.50%                1,000,000      1,003,300
Lakeview
Calhoun School District
08/22/00                                 4.00%                1,000,000      1,000,343
                                                                            ----------

                                                                             2,003,643
                                                                            ----------
MINNESOTA - 1.0%
Minnesota School District
02/28/01                                 4.25%                  500,000        500,245
                                                                            ----------

MISSOURI - 4.1%
Kansas City
Industrial Development
07/03/00                                 4.75%*                 900,000        900,000
Missouri State
Environmental Improvement
07/05/00                                 5.00%*               1,200,000      1,200,000
                                                                            ----------

                                                                             2,100,000
                                                                            ----------
NEVADA - 4.5%
Clark County, Airport Authority
07/05/00                                 4.70%*               2,274,000      2,274,030
                                                                            ----------

NEW MEXICO - 2.0%
New Mexico State
Hospital Equipment
07/05/00                                 4.85%*               1,000,000      1,000,000
                                                                            ----------

NEW YORK - 1.8%
Long Island
Power Authority
07/05/00                                 4.40%*                 800,000        800,000
New York City
Transitional
07/06/00                                 4.65%*                 100,000        100,000
                                                                            ----------

                                                                               900,000
                                                                            ----------
OHIO - 16.8%
Allen County
09/14/00                                 4.73%                1,000,000      1,002,180
Hamilton County
Healthcare
07/07/00                                 4.87%*               1,000,000      1,000,000
Lake County
03/15/01                                 5.13%                1,000,000      1,003,070


    The accompanying notes are an integral part of the financial statements.

FIRST FUNDS ANNUAL REPORT

MUNICIPAL MONEY MARKET PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
June 30, 2000
(Showing Percentage of Total Value of Investments)

Due                                         Discount Rate or       Principal           Value
Date                                        Coupon Rate               Amount         (Note 1)
----                                        -----------               ------         --------
MUNICIPAL BONDS & NOTES (CONTINUED)
OHIO (CONTINUED)
Lima City School District
07/26/00                                    4.55%                $ 1,000,000     $ 1,002,300
Mansfield City
School District
07/18/00                                    4.40%                  2,000,000       2,005,160
Medina County Housing
Oaks at Medina
07/06/00                                    4.80%*                   990,000         990,000
South Western City School District
12/08/00                                    5.13%                  1,000,000       1,002,320
Union TWP
04/10/01                                    4.86%                    500,000         502,435
                                                                                 -----------

                                                                                   8,507,465
                                                                                 -----------
PENNSYLVANIA - 7.2%
Luzerne County
Convention Center
07/06/00                                    4.75%*                 1,790,000       1,790,000
Pennsylvania State
Higher Education
07/05/00                                    4.80%*                   500,000         500,000
07/05/00                                    4.80%*                   100,000         100,000
07/05/00                                    4.80%*                   500,000         500,000
Sayre
Healthcare Facilities
07/05/00                                    4.80%*                   400,000         400,000
Washington County
Higher Education
07/05/00                                    4.85%*                   380,000         380,000
                                                                                 -----------

                                                                                   3,670,000
                                                                                 -----------
SOUTH CAROLINA - 0.4%
Piedmont
Power Agency
07/05/00                                    4.60%*                   200,000         200,000
                                                                                 -----------

TENNESSEE - 9.1%
Chattanooga Health, Education & Housing
Baylor
07/05/00                                    4.80%*                   915,000         915,000
Clarksville Public Building Authority
07/06/00                                    4.75%*                 1,250,000       1,250,000
Memphis
07/05/00                                    4.85%*                   700,000         700,000
Metro. Gov't Nashville
Airport
07/05/00                                    4.80%*                   800,000         800,000
Washington County
Industrial Development Springbrook
Property
07/05/00                                    4.80%*                   980,000         980,000
                                                                                 -----------

                                                                                   4,645,000
                                                                                 -----------
TEXAS - 5.3%
Harris County
09/07/00                                    4.50%                  1,000,000       1,000,000
Texas State
08/31/00                                    4.50%                  1,700,000       1,706,834
                                                                                 -----------

                                                                                   2,706,834
                                                                                 -----------
UTAH - 3.0%
Intermountain Power Agency
08/08/00                                    4.00%                $ 1,000,000     $ 1,000,000
Salt Lake City
07/05/00                                    4.85%*                   500,000         500,000
                                                                                 -----------

                                                                                   1,500,000
                                                                                 -----------
VIRGINIA - 4.3%
Fairfax County
Industrial Development
07/05/00                                    4.90%*                   300,000         300,000
Hampton
Housing Authority
07/05/00                                    4.55%*                 1,600,000       1,600,000
Lynchburg
Industrial Development Authority
07/05/00                                    4.85%*                   300,000         300,000
                                                                                 -----------

                                                                                   2,200,000
                                                                                 -----------
WASHINGTON - 3.0%
Port Anacortes
07/11/00                                    3.90%                  1,500,000       1,500,000
                                                                                 -----------

TOTAL MUNICIPAL BONDS & NOTES                                                     50,762,897
                                                                                 -----------

TOTAL INVESTMENTS - 100%                                                         $50,762,897
                                                                                 ===========

*Floating or variable rate security - rate disclosed as of June 30, 2000.
 Maturity date represents the next interest rate reset date.

INCOME TAX INFORMATION:

Total cost for Federal income tax purposes - $50,762,897

As of June 30, 2000, the Municipal Money Market Portfolio had capital loss carry-overs of approximately $3,013 and $897 available to offset capital gains to the extent provided in regulations, which will expire on June 30, 2002, and June 30, 2006, respectively.

The Municipal Money Market Portfolio intends to elect to defer to its fiscal year ending June 30, 2001, $3,392 of losses recognized during the period November 1, 1999 to June 30, 2000.

UNAUDITED INCOME TAX INFORMATION:

Municipal Money Market Portfolio had designated all dividends paid during the year ended June 30, 2000 as exempt-interest dividends. Thus, 100% of these distributions are exempt from Federal income tax.


   The accompanying notes are an integral part of the financial statements.
14

FIRST FUNDS ANNUAL REPORT

MUNICIPAL MONEY MARKET PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
June 30, 2000
(Showing Percentage of Total Value of Investments)

Due               Discount Rate or   Principal       Value
Date              Coupon Rate        Amount         (Note 1)
----              -----------        ------         --------
MUNICIPAL BONDS & NOTES (CONTINUED)
OHIO (CONTINUED)
Lima City School District
07/26/00          4.55%            $ 1,000,000     $ 1,002,300
Mansfield City
School District
07/18/00          4.40%              2,000,000       2,005,160
Medina County Housing
Oaks at Medina
07/06/00          4.80%*               990,000         990,000
South Western City School District
12/08/00          5.13%              1,000,000       1,002,320
Union TWP
04/10/01          4.86%                500,000         502,435
                                                   -----------
                                                     8,507,465
                                                   -----------

PENNSYLVANIA - 7.2%
Luzerne County
Convention Center
07/06/00          4.75%*             1,790,000       1,790,000
Pennsylvania State
Higher Education
07/05/00          4.80%*               500,000         500,000
07/05/00          4.80%*               100,000         100,000
07/05/00          4.80%*               500,000         500,000
Sayre
Healthcare Facilities
07/05/00          4.80%*               400,000         400,000
Washington County
Higher Education
07/05/00          4.85%*               380,000         380,000
                                                   -----------
                                                     3,670,000
                                                   -----------

SOUTH CAROLINA - 0.4%
Piedmont
Power Agency
07/05/00          4.60%*               200,000         200,000
                                                   -----------

TENNESSEE - 9.1%
Chattanooga Health, Education & Housing
Baylor
07/05/00          4.80%*               915,000         915,000
Clarksville Public Building Authority
07/06/00          4.75%*             1,250,000       1,250,000
Memphis
07/05/00          4.85%*               700,000         700,000
Metro. Gov't Nashville
Airport
07/05/00          4.80%*               800,000         800,000
Washington County
Industrial Development Springbrook
Property
07/05/00          4.80%*               980,000         980,000
                                                   -----------
                                                     4,645,000
                                                   -----------

TEXAS - 5.3%
Harris County
09/07/00          4.50%              1,000,000       1,000,000
Texas State
08/31/00          4.50%              1,700,000       1,706,834
                                                   -----------
                                                     2,706,834
                                                   -----------

Due               Discount Rate or   Principal       Value
Date              Coupon Rate        Amount         (Note 1)
----              -----------        ------         --------
UTAH - 3.0%
Intermountain Power Agency
08/08/00          4.00%            $ 1,000,000     $ 1,000,000
Salt Lake City
07/05/00          4.85%*               500,000         500,000
                                                   -----------
                                                     1,500,000
                                                   -----------

VIRGINIA - 4.3%
Fairfax County
Industrial Development
07/05/00          4.90%*               300,000         300,000
Hampton
Housing Authority
07/05/00          4.55%*             1,600,000       1,600,000
Lynchburg
Industrial Development Authority
07/05/00          4.85%*               300,000         300,000
                                                   -----------
                                                     2,200,000
                                                   -----------

WASHINGTON - 3.0%
Port Anacortes
07/11/00          3.90%              1,500,000       1,500,000
                                                   -----------
TOTAL MUNICIPAL BONDS & NOTES                       50,762,897
                                                   -----------
TOTAL INVESTMENTS - 100%                           $50,762,897
                                                   ===========

*Floating or variable rate security - rate disclosed as of June 30, 2000. Maturity date represents the next interest rate reset date.

INCOME TAX INFORMATION:

Total cost for Federal income tax purposes - $50,762,897

As of June 30, 2000, the Municipal Money Market Portfolio had capital loss carry-overs of approximately $3,013 and $897 available to offset capital gains to the extent provided in regulations, which will expire on June 30, 2002, and June 30, 2006, respectively.

The Municipal Money Market Portfolio intends to elect to defer to its fiscal year ending June 30, 2001, $3,392 of losses recognized during the period November 1, 1999 to June 30, 2000.

UNAUDITED INCOME TAX INFORMATION:

Municipal Money Market Portfolio had designated all dividends paid during the year ended June 30, 2000 as exempt-interest dividends. Thus, 100% of these distributions are exempt from Federal income tax.


   The accompanying notes are an integral part of the financial statements.

FIRST FUNDS ANNUAL REPORT

CASH RESERVE PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2000
(Showing Percentage of Total Value of Investments)

Due               Discount Rate or   Principal       Value
Date              Coupon Rate        Amount         (Note 1)
----              -----------        ------         --------
COMMERCIAL PAPER - 68.1%
ASSET-BACKED SECURITIES - 20.5%
CC USA, Inc.
08/18/00          6.70%            $ 5,000,000     $ 4,955,333
Delaware Funding Corp.
08/23/00          6.63%              3,775,000       3,738,153
Discover Card MST
08/28/00          6.65%              5,000,000       4,946,431
Dorada Finance, Inc.
08/30/00          6.61%              5,000,000       4,944,917
Edison
08/28/00          6.58%              5,000,000       4,946,994
Grand Funding Corp.
09/06/00          6.62%              5,000,000       4,938,397
                                                  ------------
                                                    28,470,225
                                                  ------------

BASIC MATERIALS - 12.2%
Alcoa Co.
09/19/00          6.65%              5,000,000       4,926,111
Great Lakes Chemical Corp.
07/05/00          6.95%              6,000,000       5,995,367
Sonoco Products Co.
07/05/00          6.90%              6,000,000       5,995,400
                                                  ------------
                                                    16,916,878
                                                  ------------

BROKER/DEALERS - 7.1%
Bear Stearns Co.
09/19/00          6.58%              5,000,000       4,926,889
Goldman Sachs Group
07/06/00          6.20%              5,000,000       5,000,000
                                                  ------------
                                                     9,926,889
                                                  ------------

FINANCIAL SERVICES - 21.8%
Citibank Capital Markets
08/22/00          6.68%              5,000,000       4,951,756
Forrestal
07/17/00          6.41%              5,000,000       4,985,756
Marsh USA, Inc.
12/11/00          6.65               5,000,000       4,849,451
Prudential Funding Corp.
12/11/00          6.62%              5,000,000       4,850,130
St. Michael Financial Ltd.
07/28/00          6.60%              4,770,000       4,746,388
UBS Financial, Inc.
07/05/00          6.90%              6,000,000       5,995,400
                                                  ------------
                                                    30,378,881
                                                  ------------

PERSONAL CREDIT INSTITUTIONS - 3.6%
American Honda Finance
09/05/00          6.60%              5,000,000       4,939,500
                                                  ------------

Due               Discount Rate or   Principal       Value
Date              Coupon Rate        Amount         (Note 1)
----              -----------        ------         --------
TELECOMMUNICATIONS - 2.9%
American Telephone & Telegraph Co.
07/13/00          6.24%            $ 4,000,000    $  3,999,948
                                                  ------------
TOTAL COMMERCIAL PAPER                              94,632,321
                                                  ------------

VARIABLE RATE NOTES - 15.1%
BROKER/DEALER - 3.6%
Merrill Lynch & Co., Inc.
04/12/01          6.24%              5,000,000       4,999,214
                                                  ------------

Financial Services - 7.9%
BankOne Corp.
10/06/00          6.87%              4,000,000       3,999,607
First Union National
03/01/01          6.68%              5,000,000       5,000,000
Fleet Financial Group Inc.
07/28/00          6.45%              2,000,000       2,000,012
                                                  ------------
                                                    10,999,619
                                                  ------------

UTILITIES - 3.6%
National Rural Utilities Coop.
01/24/01          6.26%              5,000,000       5,000,000
                                                  ------------
TOTAL VARIABLE RATE NOTES                           20,998,833
                                                  ------------

REPURCHASE AGREEMENTS - 16.8%
State Street, 6.50%,
dated 06/30/00, due 07/03/00,
collaterized by $24,139,200 U.S. Treasury
Bond, 7.00%, due 12/15/29           23,446,693      23,434,000
                                                  ------------
TOTAL REPURCHASE AGREEMENTS                         23,434,000
                                                  ------------
TOTAL INVESTMENTS - 100%                          $139,065,154
                                                  ============

INCOME TAX INFORMATION:

Total cost for income tax purposes - $139,065,154


   The accompanying notes are an integral part of the financial statements.

FIRST FUNDS ANNUAL REPORT

STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2000

                                              GROWTH & INCOME   CAPITAL APPRECIATION
                                                  PORTFOLIO           PORTFOLIO
                                              ---------------   --------------------
ASSETS:
Investments, at value (cost-see below)
   (Note 1)                                    $1,000,743,069     $   57,148,505
Cash                                                        0             21,242
Receivable for investments sold                             0            619,514
Receivable for portfolio shares sold                  820,233             54,342
Dividends receivable                                  802,100                270
Interest receivable                                   140,312             75,734
Other assets                                            8,713                  0
                                               --------------     --------------
       Total assets                             1,002,514,427         57,919,607
                                               --------------     --------------

LIABILITIES:
Payable for investments purchased                   2,602,325          7,092,735
Payable for portfolio shares redeemed                 487,708              5,148
Accrued management fee                                530,029             32,054
Accrued administration fee                            122,111              5,730
Accrued co-administration fee                          41,267              1,977
Accrued 12b-1 fee                                      60,280                397
Accrued shareholder servicing fee                      51,947                879
Other payables and accrued expenses                   205,708             46,007
                                               --------------     --------------
       Total liabilities                            4,101,375          7,184,927
                                               --------------     --------------
NET ASSETS                                     $  998,413,052     $   50,734,680
                                               ==============     ==============

NET ASSETS CONSIST OF:
Paid in capital                                $  583,732,482     $   36,341,313
Undistributed net investment income                    66,630                  0
Accumulated net realized gain on
   investments                                     99,681,315         11,553,601
Net unrealized appreciation
   in value of investments                        314,932,625          2,839,766
                                               --------------     --------------
NET ASSETS                                     $  998,413,052     $   50,734,680
                                               ==============     ==============
COST OF INVESTMENTS                            $  685,810,444     $   54,308,739
                                               ==============     ==============

NET ASSET VALUE PER SHARE
Net Assets
   Class I                                     $  790,050,033     $   46,042,218
   Class II                                    $  101,906,614     $    3,883,286
   Class III                                   $  101,084,495     $      634,415
   Class IV                                    $    5,371,910     $      174,761
                                               --------------     --------------
Shares outstanding of no par value capital
   stock, unlimited shares authorized
   Class I                                         31,191,090          3,181,428
   Class II                                         4,022,564            271,315
   Class III                                        4,064,466             45,261
   Class IV                                           213,748             12,064
                                               --------------     --------------
Net Asset Value and redemption price per
  share
   Class I                                     $        25.33     $        14.47
   Class II                                    $        25.33     $        14.31
   Class III                                   $        24.87     $        14.02
   Class IV                                    $        25.13     $        14.49
                                               --------------     --------------
Maximum offering price per share
   Class I (no sales charge)                   $        25.33     $        14.47
   Class II (net asset value plus maximum
      sales charge of 5.75% of offering
      price)                                   $        26.88     $        15.18
   Class III (no sales charge)                 $        24.87     $        14.02
   Class IV (no sales charge)                  $        25.13     $        14.49
                                               --------------     --------------

   The accompanying notes are an integral part of the financial statements.

FIRST FUNDS ANNUAL REPORT

STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2000

                                                      BOND       INTERMEDIATE BOND   TENNESSEE TAX-FREE
                                                    PORTFOLIO        PORTFOLIO           PORTFOLIO
                                                  -------------  -----------------   ------------------
ASSETS:
Investments, at value (cost-see below) (Note 1)   $ 226,509,653    $ 207,821,551      $ 190,091,760
Receivable for portfolio shares sold                     25,662           25,871             30,000
Interest receivable                                   4,339,942        4,202,453          3,009,446
Other assets                                              1,119            1,906              1,629
                                                  -------------    -------------      -------------
       Total assets                                 230,876,376      212,051,781        193,132,835
                                                  -------------    -------------      -------------

LIABILITIES:
Payable for portfolio shares redeemed                   185,431          128,461              5,000
Accrued management fee                                   51,952           47,373             42,615
Accrued administration fee                               27,286           26,686             23,332
Accrued co-administration fee                             9,091            8,881              7,859
Dividends payable                                       397,916          604,846            620,731
Accrued 12b-1 fee                                         2,138              402              5,359
Accrued shareholder servicing fee                         2,011            1,257                925
Other payables and accrued expenses                      90,233           95,022             57,018
                                                  -------------    -------------      -------------
       Total liabilities                                766,058          912,928            762,839
                                                  -------------    -------------      -------------
NET ASSETS                                        $ 230,110,318    $ 211,138,853      $ 192,369,996
                                                  =============    =============      =============

NET ASSETS CONSIST OF:
Paid in capital                                   $ 239,915,054    $ 218,691,254      $ 194,633,590
(Over) Undistributed net investment income             (109,461)         106,974             32,060
Accumulated net realized loss on
   investments                                         (345,420)      (1,015,220)          (192,169)
Net unrealized depreciation
   in value of investments                           (9,349,855)      (6,644,155)        (2,103,485)
                                                  -------------    -------------      -------------
NET ASSETS                                        $ 230,110,318    $ 211,138,853      $ 192,369,996
                                                  =============    =============      =============

COST OF INVESTMENTS                               $ 235,859,508    $ 214,465,706      $ 192,195,245
                                                  =============    =============      =============

NET ASSET VALUE PER SHARE
Net Assets
   Class I                                        $ 222,222,166    $ 202,385,194      $ 172,620,378
   Class II                                       $   6,107,137    $   7,484,737      $  10,580,472
   Class III                                      $   1,781,015    $   1,268,922      $   8,969,066
   Class IV                                                 n/a              n/a      $     200,080
                                                  -------------    -------------      -------------
Shares outstanding of no par value capital
   stock, unlimited shares authorized
   Class I                                           23,308,230       21,098,505         17,446,486
   Class II                                             642,104          780,290          1,067,110
   Class III                                            186,576          132,286            905,825
   Class IV                                                 n/a              n/a             20,214
                                                  -------------    -------------      -------------
Net Asset Value and redemption price per
  share
   Class I                                        $        9.53    $        9.59      $        9.89
   Class II                                       $        9.51    $        9.59      $        9.92
   Class III                                      $        9.55    $        9.59      $        9.90
   Class IV                                                 n/a              n/a      $        9.90
                                                  -------------    -------------      -------------
Maximum offering price per share
   Class I (no sales charge)                      $        9.53    $        9.59      $        9.89
   Class II (net asset value plus maximum
      sales charge of 3.75%, 2.50% and 2.50%,
      respectively, of offering price)            $        9.88    $        9.84      $       10.17
   Class III (no sales charge)                    $        9.55    $        9.59      $        9.90
   Class IV (no sales charge)                               n/a              n/a      $        9.90
                                                  -------------    -------------      -------------

   The accompanying notes are an integral part of the financial statements.

FIRST FUNDS ANNUAL REPORT

STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2000

                                       U.S. TREASURY   U.S. GOVERNMENT    MUNICIPAL         CASH
                                        MONEY MARKET    MONEY MARKET     MONEY MARKET      RESERVE
                                         PORTFOLIO       PORTFOLIO        PORTFOLIO       PORTFOLIO
                                       -------------   ---------------  -------------   ------------
ASSETS:
Investments, at value(1)(Note 1)        $  8,107,000    $ 85,606,137    $ 50,762,897    $139,065,154
Cash                                             673             579          43,747             732
Receivable for portfolio shares sold          29,250               0               0          12,000
Interest receivable                            1,461         346,966         433,219         349,987
Other assets                                       0           2,370             183              79
                                        ------------    ------------    ------------    ------------
       Total assets                        8,138,384      85,956,052      51,240,046     139,427,952
                                        ------------    ------------    ------------    ------------

LIABILITIES:
Payable for investments purchased                  0               0       1,005,680               0
Payable for portfolio shares redeemed         29,250               0               0           7,803
Dividends payable                             34,615         441,566         140,049         138,641
Accrued management fee                         5,660           7,433           4,081           9,383
Accrued administration fee                       800           5,566           3,049           7,014
Accrued co-administration fee                      0           1,903           1,180           2,340
Accrued 12b-1 fee                              1,566           1,421           1,104          17,451
Other payables and accrued expenses           33,852          71,498          22,303          63,215
                                        ------------    ------------    ------------    ------------
       Total liabilities                     105,743         529,387       1,177,446         245,847
                                        ------------    ------------    ------------    ------------
NET ASSETS                              $  8,032,641    $ 85,426,665    $ 50,062,600    $139,182,105
                                        ============    ============    ============    ============

NET ASSETS CONSIST OF:
Paid in capital                         $  8,040,602    $ 85,444,080    $ 50,069,902    $139,181,866
Undistributed net investment income               73             331               0              22
Accumulated net realized gain (loss)
   on investments                             (8,034)        (17,746)         (7,302)            217
                                        ------------    ------------    ------------    ------------
NET ASSETS                              $  8,032,641    $ 85,426,665    $ 50,062,600    $139,182,105
                                        ============    ============    ============    ============

NET ASSET VALUE, offering price and
    redemption price per share(2)       $       1.00    $       1.00    $       1.00    $       1.00
                                        ============    ============    ============    ============

(1) Including repurchase agreements for the U.S. Treasury Money Market, U.S. Government Money Market, Municipal Money Market, and Cash Reserve Portfolios in the amounts of $8,107,000, $2,768,000, $0 and $23,434,000 respectively.

(2)                                          Shares Outstanding
                                     Net   (no par value, unlimited
                                   Assets    shares authorized)
                                   ------  ------------------------
U.S. Treasury Money Market
   Class I                     $  6,879,829      6,883,398
   Class III                      1,075,881      1,080,316
   Class IV                          76,931         76,888
U.S. Government Money Market
   Class I                       81,992,005     82,009,191
   Class III                      3,434,660      3,434,889
Municipal Money Market
   Class I                       44,535,390     44,542,309
   Class III                      5,527,210      5,527,593
Cash Reserve
   Class I                       32,028,227     32,027,556
   Class III                    107,153,878    107,154,310

    The accompanying notes are an integral part of the financial statements.

FIRST FUNDS ANNUAL REPORT

STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2000

                                        GROWTH & INCOME  CAPITAL APPRECIATION
                                           PORTFOLIO           PORTFOLIO
                                        ---------------  --------------------
INVESTMENT INCOME:
Dividends                                $  11,026,228      $      17,217
Interest                                     1,859,290            161,252
                                         -------------      -------------
       Total investment income              12,885,518            178,469
                                         -------------      -------------

EXPENSES:
Management fee (Note 3)                      6,396,817            362,733
Administration fee (Note 4)                  1,476,188             64,012
Co-administration fee (Note 4)                 492,063             21,337
Fund accounting/custody fee                    209,415             66,315
Transfer agent fee                             310,444              8,936
Transfer agent out-of-pocket fee:
   Class I                                      29,649              2,229
   Class II                                     51,779              4,552
   Class III                                    45,174              1,041
   Class IV                                        483                 19
Blue sky fee:
   Class I                                      13,364                  0
   Class II                                      8,784                769
   Class III                                    10,940                548
   Class IV                                        507                 18
Distribution fee:
   Class III                                   740,407              3,737
   Class IV                                     24,157                161
Shareholder servicing fee:
   Class II                                    239,818              6,793
   Class III                                   246,802              1,246
Trustees fee                                    34,202              2,727
Registration fee                                13,000                 12
Audit and tax                                  120,270                  0
Legal                                           52,668              2,736
Reports to shareholders                         47,581              4,033
Miscellaneous                                  108,193              1,736
                                         -------------      -------------
   Total expenses before waiver             10,672,705            555,690
Waiver of expenses (Note 5)                   (744,918)           (27,614)
                                         -------------      -------------
   Net expenses                              9,927,787            528,076
                                         -------------      -------------

NET INVESTMENT INCOME (LOSS)                 2,957,731           (349,607)
                                         -------------      -------------
Net realized gain on investments           130,526,395         15,055,298
Change in net unrealized appreciation/
   depreciation                            (57,074,725)           167,445
                                         -------------      -------------
Net gain on investments                     73,451,670         15,222,743
                                         -------------      -------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                       $  76,409,401      $  14,873,136
                                         =============      =============

   The accompanying notes are an integral part of the financial statements.

FIRST FUNDS ANNUAL REPORT

STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2000

                                               BOND      INTERMEDIATE BOND   TENNESSEE TAX-FREE
                                             PORTFOLIO       PORTFOLIO           PORTFOLIO
                                            ------------ -----------------   ------------------
INTEREST INCOME                             $ 15,323,419    $ 13,950,919        $ 10,264,186
                                            ------------    ------------        ------------
EXPENSES:
Management fee (Note 3)                        1,276,424       1,103,772           1,022,399
Administration fee (Note 4)                      348,116         331,132             306,720
Co-administration fee (Note 4)                   116,038         110,377             102,240
Fund accounting/custody fee                      103,861          97,560             119,579
Transfer agent fee                                64,727          72,264              33,568
Transfer agent out-of-pocket fee:
   Class I                                         7,764          12,789               7,402
   Class II                                        1,321           1,765               2,942
   Class III                                       2,639             644               4,323
   Class IV                                           --              --                  12
Blue sky fee:
   Class I                                         2,728               0                 501
   Class II                                        2,540           1,535                 501
   Class III                                       1,453             847                 501
   Class IV                                           --              --                   5
Distribution fee:
   Class III                                      17,184           7,565              96,066
   Class IV                                           --              --                 815
Shareholder servicing fee:
   Class II                                       14,406          14,888              11,494
   Class III                                       5,728           2,522                   0
Trustees fee                                       9,066           8,165               7,931
Registration fee                                       0           5,236               2,174
Audit and tax                                     11,505           5,290              12,528
Legal                                             11,418           8,052              10,146
Reports to shareholders                            9,982          13,950              10,772
Miscellaneous                                     26,263          21,261              22,179
                                            ------------    ------------        ------------
   Total expenses before waiver                2,033,163       1,819,614           1,774,798
Waiver of expenses (Note 5)                     (764,281)       (785,320)           (765,173)
Fees reimbursed by administrator (Note 5)              0               0              (2,860)
                                            ------------    ------------        ------------
   Net expenses                                1,268,882       1,034,294           1,006,765
                                            ------------    ------------        ------------

NET INVESTMENT INCOME                         14,054,537      12,916,625           9,257,421
                                            ------------    ------------        ------------

Net realized loss on investments                (401,353)       (930,373)           (168,336)
Change in net unrealized appreciation/
   depreciation                               (6,020,826)     (3,275,871)         (3,661,842)
                                            ------------    ------------        ------------
Net loss on investments                       (6,422,179)     (4,206,244)         (3,830,178)
                                            ------------    ------------        ------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                          $  7,632,358    $  8,710,381        $  5,427,243
                                            ============    ============        ============

    The accompanying notes are an integral part of the financial statements.

FIRST FUNDS ANNUAL REPORT

STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2000

                                         U.S. TREASURY  U.S. GOVERNMENT  MUNICIPAL
                                          MONEY MARKET    MONEY MARKET  MONEY MARKET   CASH RESERVE
                                           PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
                                         -------------  --------------  ------------   ------------
INTEREST INCOME                           $   632,453    $ 5,537,082    $ 2,034,239    $ 6,672,625
                                          -----------    -----------    -----------    -----------
EXPENSES:
Management fee (Note 3)                        34,575        245,996        135,514        283,279
Administration fee (Note 4)                     8,597         73,798         40,655         84,960
Co-administration fee (Note 4)                  5,731         49,198         27,105         56,819
Fund accounting/custody fee                     4,685          9,143          4,414         31,544
Transfer agent fee                              8,972         25,730         20,093         33,461
Blue sky fee:
   Class I                                      1,373          3,525          2,796          2,226
   Class III                                    3,616          3,760          3,660          2,925
   Class IV                                        68             --             --             --
Distribution fee:
   Class III                                    5,448         13,726         13,863        203,844
   Class IV                                       280             --             --             --
Trustees fee                                      366          7,104          1,371          3,982
Registration fee                                    0          3,000              0         16,536
Audit and tax                                   3,098              0          1,838          1,740
Legal                                             366          7,772          1,518          6,624
Reports to shareholders                           732          7,701          2,624          8,849
Miscellaneous                                   9,479         11,052          4,989         13,450
                                          -----------    -----------    -----------    -----------
   Total expenses before waiver                87,386        461,505        260,440        750,239
Waiver of expenses (Note 5)                   (33,759)      (172,195)       (94,862)      (198,467)
                                          -----------    -----------    -----------    -----------
   Net expenses                                53,627        289,310        165,578        551,772
                                          -----------    -----------    -----------    -----------

NET INVESTMENT INCOME                         578,826      5,247,772      1,868,661      6,120,853
                                          -----------    -----------    -----------    -----------

Net realized gain (loss) on investments         9,723         (8,819)        (3,392)             0
                                          -----------    -----------    -----------    -----------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $   588,549    $ 5,238,953    $ 1,865,269    $ 6,120,853
                                          ===========    ===========    ===========    ===========

   The accompanying notes are an integral part of the financial statements.

FIRST FUNDS ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                   GROWTH & INCOME                CAPITAL APPRECIATION
                                                     PORTFOLIO                         PORTFOLIO
                                          --------------------------------   -------------------------------
                                          For the Year      For the Year     For the Year     For the Year
                                          Ended June 30,    Ended June 30,   Ended June 30,   Ended June 30,
                                               2000              1999             2000             1999
                                          --------------    --------------   --------------   --------------
OPERATIONS:
   Net investment income (loss)            $   2,957,731    $   3,696,398    $    (349,607)   $    (343,925)
   Net realized gain (loss) on
     investments                             130,526,395       88,739,605       15,055,298       (3,081,885)
   Change in net unrealized
     appreciation/depreciation               (57,074,725)     104,769,457          167,445        2,466,249
                                           -------------    -------------    -------------    -------------
   Net increase (decrease) in net assets
     from operations                          76,409,401      197,205,460       14,873,136         (959,561)
                                           -------------    -------------    -------------    -------------
DISTRIBUTIONS:
From net investment income:
   Class I                                    (2,716,942)      (3,611,722)               0                0
   Class II                                     (171,838)         (98,157)               0                0
   Class III                                           0                0                0                0
   Class IV                                            0               --                0               --
From net realized gain:
   Class I                                   (83,965,430)     (18,142,545)               0         (780,800)
   Class II                                  (10,248,758)      (1,602,790)               0          (37,718)
   Class III                                 (10,564,379)      (2,209,366)               0          (10,677)
   Class IV                                     (196,133)              --                0               --
                                           -------------    -------------    -------------    -------------
Net decrease in net assets
   from distributions                       (107,863,480)     (25,664,580)               0         (829,195)
                                           -------------    -------------    -------------    -------------

SHARE TRANSACTIONS (NOTE 2):
   Proceeds from sales of shares             136,242,850      116,277,623        2,676,078        2,147,360
   Reinvested dividends                       67,779,916       15,884,506                0          796,222
   Cost of shares redeemed                  (143,564,234)    (111,879,817)      (3,061,056)      (3,913,074)
                                           -------------    -------------    -------------    -------------
   Net increase (decrease) in net assets
     from share transactions                  60,458,532       20,282,312         (384,978)        (969,492)
                                           -------------    -------------    -------------    -------------

        Total increase (decrease) in
           net assets                         29,004,453      191,823,192       14,488,158       (2,758,248)

NET ASSETS:
   Beginning of period                       969,408,599      777,585,407       36,246,522       39,004,770
                                           -------------    -------------    -------------    -------------

   End of period*                          $ 998,413,052    $ 969,408,599    $  50,734,680    $  36,246,522
                                           =============    =============    =============    =============

*Includes (over) undistributed
     net investment income of              $      66,630    $      (2,321)   $           0    $           0

   The accompanying notes are an integral part of the financial statements.

FIRST FUNDS ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                               BOND                       INTERMEDIATE BOND
                                                             PORTFOLIO                        PORTFOLIO
                                               ---------------------------------  --------------------------------
                                                For the Year       For the Year     For the Year     For the Year
                                               Ended June 30,     Ended June 30,   Ended June 30,   Ended June 30,
                                                   2000                1999             2000             1999
                                               ---------------    -------------    -------------    --------------
OPERATIONS:
   Net investment income                       $  14,054,537    $  13,212,685    $  12,916,625    $  12,357,769
   Net realized gain (loss) on investments          (401,353)       1,106,799         (930,373)         157,324
   Change in net unrealized
     appreciation/depreciation                    (6,020,826)      (9,618,801)      (3,275,871)      (5,299,490)
                                               -------------    -------------    -------------    -------------
   Net increase in net assets
     from operations                               7,632,358        4,700,683        8,710,381        7,215,603
                                               -------------    -------------    -------------    -------------

DISTRIBUTIONS:
From net investment income:
   Class I                                       (13,603,855)     (12,947,111)     (12,533,433)     (12,192,668)
   Class II                                         (333,078)        (205,107)        (332,890)        (133,188)
   Class III                                        (117,604)        (118,305)         (50,301)         (31,913)
From net realized gain:
   Class I                                          (746,146)      (1,953,692)               0         (478,824)
   Class II                                          (18,564)         (29,251)               0           (6,249)
   Class III                                          (8,127)         (23,546)               0           (1,405)
                                               -------------    -------------    -------------    -------------
Net decrease in net assets
   from distributions                            (14,827,374)     (15,277,012)     (12,916,624)     (12,844,247)
                                               -------------    -------------    -------------    -------------

SHARE TRANSACTIONS (NOTE 2):
   Proceeds from sales of shares                  24,111,383       30,018,648       48,098,486       57,021,977
   Reinvested dividends                            9,766,981       10,217,950        5,300,553        5,439,657
   Cost of shares redeemed                       (28,869,165)     (20,365,500)     (61,506,110)     (34,193,286)
                                               -------------    -------------    -------------    -------------
   Net increase (decrease) in net assets
     from share transactions                       5,009,199       19,871,098       (8,107,071)      28,268,348
                                               -------------    -------------    -------------    -------------

     Total increase (decrease) in net assets      (2,185,817)       9,294,769      (12,313,314)      22,639,704

NET ASSETS:
   Beginning of period                           232,296,135      223,001,366      223,452,167      200,812,463
                                               -------------    -------------    -------------    -------------

   End of period*                              $ 230,110,318    $ 232,296,135    $ 211,138,853    $ 223,452,167
                                               =============    =============    =============    =============

*Includes (over) undistributed
    net investment income of                   $    (109,461)   $    (102,903)   $     106,974    $     106,973

   The accompanying notes are an integral part of the financial statements.

FIRST FUNDS ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                     TENNESSEE TAX-FREE
                                                         PORTFOLIO
                                              --------------------------------
                                                For the Year     For the Year
                                               Ended June 30,   Ended June 30,
                                                    2000             1999
                                              ---------------  ---------------
OPERATIONS:
   Net investment income                       $   9,257,421    $   9,464,899
   Net realized gain (loss) on investments          (168,336)         352,760
   Change in net unrealized
     appreciation/depreciation                    (3,661,842)      (4,927,848)
                                               -------------    -------------
   Net increase in net assets
     from operations                               5,427,243        4,889,811
                                               -------------    -------------

DISTRIBUTIONS:
From net investment income:
   Class I                                        (8,224,992)      (8,303,485)
   Class II                                         (508,697)        (496,265)
   Class III                                        (519,356)        (665,149)
   Class IV                                           (4,375)              --
From net realized gain:
   Class I                                          (245,870)        (513,687)
   Class II                                          (15,221)         (31,953)
   Class III                                         (18,938)         (44,141)
   Class IV                                             (141)              --
                                               -------------    -------------
Net decrease in net assets
   from distributions                             (9,537,590)     (10,054,680)
                                               -------------    -------------

SHARE TRANSACTIONS (NOTE 2):
   Proceeds from sales of shares                  29,727,493       60,438,058
   Reinvested dividends                              987,516        1,088,193
   Cost of shares redeemed                       (50,284,627)     (35,438,573)
                                               -------------    -------------
   Net increase (decrease) in net assets
     from share transactions                     (19,569,618)      26,087,678
                                               -------------    -------------

     Total increase (decrease) in net assets     (23,679,965)      20,922,809

NET ASSETS:
   Beginning of period                           216,049,961      195,127,152
                                               -------------    -------------

   End of period*                              $ 192,369,996    $ 216,049,961
                                               =============    =============

*Includes undistributed
    net investment income of                   $      32,060    $      32,059

    The accompanying notes are an integral part of the financial statements.

FIRST FUNDS ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                              U.S. TREASURY MONEY                U.S. GOVERNMENT MONEY
                                               MARKET PORTFOLIO                     MARKET PORTFOLIO
                                         -------------------------------    ------------------------------
                                          For the Year      For the Year     For the Year     For the Year
                                         Ended June 30,    Ended June 30,   Ended June 30,   Ended June 30,
                                              2000              1999             2000             1999
                                         --------------    -------------    -------------    -------------
OPERATIONS:
   Net investment income                  $     578,826    $   2,429,867    $   5,247,772    $   4,405,001
   Net realized gain (loss) on
     investments                                  9,723            2,940           (8,819)          (1,107)
                                          -------------    -------------    -------------    -------------
Net increase in net assets from
     operations                                 588,549        2,432,807        5,238,953        4,403,894
                                          -------------    -------------    -------------    -------------
DISTRIBUTIONS:
From net investment income
   Class I                                     (475,625)        (666,882)      (4,967,178)      (4,289,430)
   Class III                                   (100,952)      (1,762,992)        (280,594)        (115,571)
   Class IV                                      (2,249)              --               --               --
                                          -------------    -------------    -------------    -------------
Net decrease in net assets from
   distributions                               (578,826)      (2,429,874)      (5,247,772)      (4,405,001)
                                          -------------    -------------    -------------    -------------
SHARE TRANSACTIONS AT NET ASSET VALUE
OF $1.00 PER SHARE (NOTE 2):
   Proceeds from sales of shares             51,855,258      158,496,952      206,853,727      148,976,160
   Reinvested dividends                          99,545          478,573          276,283          114,515
   Cost of shares redeemed                  (55,901,418)    (208,610,939)    (217,447,326)    (144,105,292)
                                          -------------    -------------    -------------    -------------
   Net increase (decrease) in net assets
      from share transactions                (3,946,615)     (49,635,414)     (10,317,316)       4,985,383
                                          -------------    -------------    -------------    -------------
         Total increase (decrease) in
           net assets                        (3,936,892)     (49,632,481)     (10,326,135)       4,984,276

NET ASSETS:
   Beginning of period                       11,969,533       61,602,014       95,752,800       90,768,524
                                          -------------    -------------    -------------    -------------

   End of period*                         $   8,032,641    $  11,969,533    $  85,426,665    $  95,752,800
                                          =============    =============    =============    =============

*Includes undistributed net
   investment income of                   $          73    $          73    $         331    $         331

    The accompanying notes are an integral part of the financial statements.

FIRST FUNDS ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS


                                                   MUNICIPAL MONEY                    CASH RESERVE
                                                   MARKET PORTFOLIO                    PORTFOLIO
                                          -------------------------------    ------------------------------
                                           For the Year      For the Year     For the Year     For the Year
                                          Ended June 30,    Ended June 30,   Ended June 30,   Ended June 30,
                                               2000              1999             2000             1999
                                          --------------    -------------    -------------    -------------
OPERATIONS:
   Net investment income                   $   1,868,661    $   1,408,437    $   6,120,853    $   4,464,245
   Net realized gain (loss) on
       investments                                (3,392)               0                0            3,447
                                           -------------    -------------    -------------    -------------
   Net increase in net assets from
      operations                               1,865,269        1,408,437        6,120,853        4,467,692
                                           -------------    -------------    -------------    -------------

DISTRIBUTIONS:
From net investment income
   Class I                                    (1,691,165)      (1,297,153)      (1,752,487)      (1,682,792)
   Class III                                    (177,496)        (111,284)      (4,368,366)      (2,781,453)
                                           -------------    -------------    -------------    -------------
Net decrease in net assets from
   distributions                              (1,868,661)      (1,408,437)      (6,120,853)      (4,464,245)
                                           -------------    -------------    -------------    -------------

SHARE TRANSACTIONS AT NET ASSET VALUE
OF $1.00 PER SHARE (NOTE 2):
   Proceeds from sales of shares              95,589,191      107,473,646      289,202,600      187,659,183
   Reinvested dividends                          176,772          111,074        4,334,771        2,753,796
   Cost of shares redeemed                  (107,470,677)     (86,022,985)    (246,667,089)    (196,589,773)
                                           -------------    -------------    -------------    -------------
   Net increase (decrease) in net assets
     from share transactions                 (11,704,714)      21,561,735       46,870,282       (6,176,794)
                                           -------------    -------------    -------------    -------------

         Total increase (decrease)
           in net assets                     (11,708,106)      21,561,735       46,870,282       (6,173,347)

NET ASSETS:
   Beginning of period                        61,770,706       40,208,971       92,311,823       98,485,170
                                           -------------    -------------    -------------    -------------

   End of period*                          $  50,062,600    $  61,770,706    $ 139,182,105    $  92,311,823
                                           =============    =============    =============    =============

*Includes undistributed net
   investment income of                    $           0    $           0    $          22    $          22

   The accompanying notes are an integral part of the financial statements.

FIRST FUNDS ANNUAL REPORT

FINANCIAL HIGHLIGHTS
GROWTH & INCOME PORTFOLIO

                                                                                CLASS I
                                                          -----------------------------------------------------------
                                                                              For the Year
                                                                              Ended June 30,
                                                          -----------------------------------------------------------
                                                            2000        1999          1998          1997         1996
                                                            ----        ----          ----          ----         ----
SELECTED PER-SHARE DATA
Net asset value, beginning of period                      $  26.26     $  21.56     $  17.03     $  14.12     $  12.22
                                                          --------     --------     --------     --------     --------
Income from investment operations:
Net investment income                                         0.11         0.13         0.17         0.18         0.19
Net realized and unrealized gain on investments               1.88         5.30         5.25         3.75         2.58
                                                          --------     --------     --------     --------     --------
Total from investment operations                              1.99         5.43         5.42         3.93         2.77
                                                          --------     --------     --------     --------     --------
Distributions:
Net investment income                                        (0.09)       (0.12)       (0.17)       (0.18)       (0.19)
Net realized gain                                            (2.83)       (0.61)       (0.72)       (0.84)       (0.68)
                                                          --------     --------     --------     --------     --------
Total distributions                                          (2.92)       (0.73)       (0.89)       (1.02)       (0.87)
                                                          --------     --------     --------     --------     --------
Net asset value, end of period                            $  25.33     $  26.26     $  21.56     $  17.03     $  14.12
                                                          ========     ========     ========     ========     ========
TOTAL RETURN+                                                 8.15%       25.69%       32.55%       28.83%       23.54%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands)                     $790,050     $790,985     $651,363     $221,136     $159,146
Ratio of expenses to average daily net assets(1)              0.87%        0.80%        0.82%        0.83%        0.76%
Ratio of net investment income to average net assets          0.44%        0.57%        0.78%        1.19%        1.40%
Portfolio turnover rate                                         28%          21%           7%          25%          41%


(1)  During the period, various fees were waived.
     The ratio of expenses to average net assets had
     such waivers not occurred is as follows.                 0.95%        0.95%        0.97%        0.98%       1.00%

                                                                                CLASS II
                                                          -----------------------------------------------------------
                                                                              For the Year
                                                                              Ended June 30,
                                                          -----------------------------------------------------------
                                                            2000        1999          1998          1997         1996**
                                                            ----        ----          ----          ----         ----
SELECTED PER-SHARE DATA
Net asset value, beginning of period                      $ 26.30     $ 21.58       $ 17.05       $ 14.12       $13.05
                                                          -------     -------       -------       -------       ------
Income from investment operations:
Net investment income                                        0.03        0.06          0.10          0.13         0.09
Net realized and unrealized gain on investments              1.88        5.31          5.27          3.76         1.74
                                                          -------     -------       -------       -------       ------
Total from investment operations                             1.91        5.37          5.37          3.89         1.83
                                                          -------     -------       -------       -------       ------
Distributions:
Net investment income                                       (0.05)      (0.04)        (0.12)        (0.12)       (0.08)
Net realized gain                                           (2.83)      (0.61)        (0.72)        (0.84)       (0.68)
                                                          -------     -------       -------       -------       ------
Total distributions                                         (2.88)      (0.65)        (0.84)        (0.96)       (0.76)
                                                          -------     -------       -------       -------       ------
Net asset value, end of period                            $ 25.33     $ 26.30       $ 21.58       $ 17.05       $14.12
                                                          =======     =======       =======       =======       ======
TOTAL RETURN+***                                             7.80%      25.33%        32.17%        28.48%       14.71%#

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands)                    $101,907     $82,896       $46,863       $16,514       $1,918
Ratio of expenses to average daily net assets(1)             1.18%       1.10%         1.13%         1.14%        1.06%*
Ratio of net investment income to average net assets         0.13%       0.28%         0.47%         0.88%        1.10%*
Portfolio turnover rate                                        28%         21%            7%           25%          41%

(1)  During the period, various fees were waived.
     The ratio of expenses to average net assets had
     such waivers not occurred is as follows.                1.25%       1.25%         1.28%         1.29%        1.30%*

*   Annualized.

**  Class II commenced operations on December 20, 1995.

*** Class II total return does not include the one time front-end sales charge.

+ Total return would have been lower had various fees not been waived during the period.

#   Total returns for periods of less than one year are not annualized.

   The accompanying notes are an integral part of the financial statements.

FIRST FUNDS ANNUAL REPORT

FINANCIAL HIGHLIGHTS
GROWTH & INCOME PORTFOLIO (CONTINUED)

                                                                                        CLASS III
                                                       ---------------------------------------------------------------------------
                                                                                       For the Year
                                                                                       Ended June 30,
                                                       ---------------------------------------------------------------------------
                                                          2000             1999            1998            1997            1996
                                                       -----------     -----------     -----------     -----------     -----------
SELECTED PER-SHARE DATA
Net asset value, beginning of period                   $     26.00     $     21.47     $     16.99     $     14.11     $     12.23
                                                       -----------     -----------     -----------     -----------     -----------
Income from investment operations:
Net investment income (loss)                                 (0.13)          (0.11)          (0.04)           0.02            0.03
Net realized and unrealized gain on investments               1.83            5.25            5.24            3.74            2.60
                                                       -----------     -----------     -----------     -----------     -----------
Total from investment operations                              1.70            5.14            5.20            3.76            2.63
                                                       -----------     -----------     -----------     -----------     -----------
Distributions:
Net investment income                                           --              --              --           (0.04)          (0.07)
Net realized gain                                            (2.83)          (0.61)          (0.72)          (0.84)          (0.68)
                                                       -----------     -----------     -----------     -----------     -----------
Total distributions                                          (2.83)          (0.61)          (0.72)          (0.88)          (0.75)
                                                       -----------     -----------     -----------     -----------     -----------
Net asset value, end of period                         $     24.87     $     26.00     $     21.47     $     16.99     $     14.11
                                                       ===========     ===========     ===========     ===========     ===========
TOTAL RETURN+                                                 7.02%          24.35%          31.16%          27.44%          22.19%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands)                  $   101,084     $    95,528     $    79,360     $    50,178     $    36,892
Ratio of expenses to average daily net assets(1)              1.92%           1.88%           1.87%           1.94%           1.87%
Ratio of net investment income to average net assets         (0.61)%         (0.50)%         (0.28)%          0.08%           0.29%
Portfolio turnover rate                                         28%             21%              7%             25%             41%

(1)  During the period, various fees were waived.
     The ratio of expenses to average net assets had
     such waivers not occurred is as follows.                 2.00%           2.03%           2.02%           2.09%           2.11%

                                                                                        CLASS IV
                                                                                     --------------
                                                                                     For the Period
                                                                                     Ended June 30,
                                                                                     --------------
                                                                                          2000**
                                                                                     --------------
SELECTED PER-SHARE DATA
Net asset value, beginning of period                                                   $     25.83
                                                                                       -----------
Income from investment operations:
Net investment loss                                                                          (0.07)
Net realized and unrealized gain on investments                                               2.20
                                                                                       -----------
Total from investment operations                                                              2.13
                                                                                       -----------
Distributions:
Net investment income                                                                           --
Net realized gain                                                                            (2.83)
                                                                                       -----------
Total distributions                                                                          (2.83)
                                                                                       -----------
Net asset value, end of period                                                         $     25.13
                                                                                       ===========
TOTAL RETURN+                                                                                 8.72%#

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands)                                                  $     5,372
Ratio of expenses to average daily net assets(1)                                              1.91%*
Ratio of net investment income to average net assets                                         (0.60)%*
Portfolio turnover rate                                                                         28%

(1)  During the period, various fees were waived.
     The ratio of expenses to average net assets had
     such waivers not occurred is as follows.                                                 1.98%*

*    Annualized.

**   Class IV commenced operations on August 3, 1999.

+ Total return would have been lower had various fees not been waived during the period.

#    Total returns for periods of less than one year are not annualized.



   The accompanying notes are an integral part of the financial statements.

FIRST FUNDS ANNUAL REPORT

FINANCIAL HIGHLIGHTS
CAPITAL APPRECIATION PORTFOLIO

                                                                                         CLASS I
                                                                    --------------------------------------------------
                                                                                       For the Year
                                                                                      Ended June 30,
                                                                    --------------------------------------------------
                                                                        2000/\            1999/\             1998**
                                                                    -------------     -------------      -------------
SELECTED PER-SHARE DATA
Net asset value, beginning of period                                $       10.25     $       10.74      $       10.00
Income from investment operations:
Net investment loss                                                         (0.09)            (0.09)             (0.03)
                                                                    -------------     -------------      -------------
Net realized and unrealized gain (loss) on
   investments                                                               4.31             (0.16)              0.77
                                                                    -------------     -------------      -------------
Total from investment operations                                             4.22             (0.25)              0.74
                                                                    -------------     -------------      -------------
Distributions:
Net realized gain                                                              --             (0.24)                --
                                                                    -------------     -------------      -------------
Net asset value, end of period                                      $       14.47     $       10.25      $       10.74
                                                                    =============     =============      =============
TOTAL RETURN+                                                               41.17%            (2.16)%             7.40%#

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands)                               $      46,042     $      33,803      $      37,014
Ratio of expenses to average daily net assets(1)                             1.19%             1.29%              1.16%*
Ratio of net investment loss to average net assets                          (0.77)%           (1.00)%            (0.54)%*
Portfolio turnover rate                                                       286%               47%                44%*

(1)  During the period, various fees were waived.
     The ratio of expenses to average net assets had
     such waivers not occurred is as follows.                                1.26%             1.44%              1.36%*

                                                                                        CLASS II
                                                                    --------------------------------------------------
                                                                                      For the Year
                                                                                     Ended June 30,
                                                                    --------------------------------------------------
                                                                        2000/\            1999/\             1998**
                                                                    -------------     -------------      -------------
SELECTED PER-SHARE DATA
Net asset value, beginning of period                                $       10.20     $       10.71      $       10.51
                                                                    -------------     -------------      -------------
Income from investment operations:
Net investment loss                                                         (0.15)            (0.13)             (0.05)
Net realized and unrealized gain (loss) on
   investments                                                               4.26             (0.14)              0.25
                                                                    -------------     -------------      -------------
Total from investment operations                                             4.11             (0.27)              0.20
                                                                    -------------     -------------      -------------
Distributions:
Net realized gain                                                              --             (0.24)                --
                                                                    -------------     -------------      -------------
Net asset value, end of period                                      $       14.31     $       10.20      $       10.71
                                                                    =============     =============      =============
TOTAL RETURN+***                                                            40.29%            (2.35)%             1.90%#

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands)                               $       3,883     $       2,051      $       1,400
Ratio of expenses to average daily net assets(1)                             1.63%             1.66%              1.52%*
Ratio of net investment loss to average net assets                          (1.21)%           (1.37)%            (0.90)%*
Portfolio turnover rate                                                       286%               47%                44%*

(1) During the period, various fees were waived.
    The ratio of expenses to average net assets had
    such waivers not occurred is as follows.                                 1.70%             1.81%              1.72%*

*    Annualized.

** Classes I and II commenced operations on September 2, 1997 and October 2, 1997, respectively.

***  Class II total return does not include the one time sales charge.

+ Total return would have been lower had various fees not been waived during the period.

#    Total returns for periods of less than one year are not annualized.

/\ Per share amounts calculated based on the average shares outstanding during the period.

    The accompanying notes are an integral part of the financial statements.

FIRST FUNDS ANNUAL REPORT

FINANCIAL HIGHLIGHTS
CAPITAL APPRECIATION PORTFOLIO (CONTINUED)

                                                                                          CLASS III
                                                                    --------------------------------------------------
                                                                                        For the Year
                                                                                       Ended June 30,
                                                                    --------------------------------------------------
                                                                        2000/\             1999/\            1998**
                                                                    -------------      -------------     -------------
SELECTED PER-SHARE DATA
Net asset value, beginning of period                                $       10.04      $       10.64     $       10.51
                                                                    -------------      -------------     -------------
Income from investment operations:
Net investment loss                                                         (0.25)             (0.19)            (0.10)
Net realized and unrealized gain (loss) on
   investments                                                               4.23              (0.17)             0.23
                                                                    -------------      -------------     -------------
Total from investment operations                                             3.98              (0.36)             0.13
                                                                    -------------      -------------     -------------
Distributions:
Net realized gain                                                              --              (0.24)               --
                                                                    -------------      -------------     -------------
Net asset value, end of period                                      $       14.02      $       10.04     $       10.64
                                                                    =============      =============     =============
TOTAL RETURN+                                                               39.64%             (3.22)%            1.24%#

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands)                               $         634      $         392     $         590
Ratio of expenses to average daily net assets(1)                             2.50%              2.44%             2.28%*
Ratio of net investment loss to average net assets                          (2.09)%            (2.15)%           (1.65)%*
Portfolio turnover rate                                                       286%                47%               44%*

(1) During the period, various fees were waived.
    The ratio of expenses to average net assets had
    such waivers not occurred is as follows.                                 2.57%              2.59%             2.47%*


                                                                                         CLASS IV
                                                                                       --------------
                                                                                       For the Period
                                                                                       Ended June 30,
                                                                                       --------------
                                                                                         2000**/\
                                                                                       --------------
SELECTED PER-SHARE DATA
Net asset value, beginning of period                                                   $      10.06
                                                                                       -------------
Income from investment operations:
Net investment loss                                                                           (0.19)
Net realized and unrealized gain on investments                                                4.62
                                                                                       ------------
Total from investment operations                                                               4.43
                                                                                       ------------
Distributions:                                                                                   --
                                                                                       ------------
Net asset value, end of period                                                         $      14.49
                                                                                       ============
TOTAL RETURN+                                                                                 44.04%#

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands)                                                 $         175
Ratio of expenses to average daily net assets(1)                                               2.46%*
Ratio of net investment loss to average net assets                                            (2.04)%*
Portfolio turnover rate                                                                         286%

(1) During the period, various fees were waived.
    The ratio of expenses to average net assets had
    such waivers not occurred is as follows.                                                   2.52%*

*    Annualized.

** Class III and IV commenced operations on October 2, 1997 and August 3, 1999, respectively.

+ Total return would have been lower had various fees not been waived during the period.

#    Total returns for periods of less than one year are not annualized.

/\ Per share amounts calculated based on the average shares outstanding during the period.



    The accompanying notes are an integral part of the financial statements.

FIRST FUNDS ANNUAL REPORT

FINANCIAL HIGHLIGHTS
BOND PORTFOLIO

                                                                                         CLASS I
                                                           ---------------------------------------------------------------------
                                                                                       For the Year
                                                                                      Ended June 30,
                                                           ---------------------------------------------------------------------
                                                              2000           1999           1998           1997           1996
                                                           ----------     ----------     ----------     ---------      ---------
SELECTED PER-SHARE DATA
Net asset value, beginning of period                       $     9.83     $    10.29     $     9.84     $    9.73      $    9.91
                                                           ----------     ----------     ----------     ---------      ---------
Income from investment operations:
Net investment income                                            0.58           0.59           0.61          0.61           0.60
Net realized and unrealized gain (loss) on
   investments                                                  (0.27)         (0.37)          0.45          0.11          (0.18)
                                                           ----------     ----------     ----------     ---------      ---------
Total from investment operations                                 0.31           0.22           1.06          0.72           0.42
                                                           ----------     ----------     ----------     ---------      ---------
Distributions:
Net investment income                                           (0.58)         (0.59)         (0.61)        (0.61)         (0.60)
Net realized gain                                               (0.03)         (0.09)            --            --             --
                                                           ----------     ----------     ----------     ---------      ---------
Total distributions                                             (0.61)         (0.68)         (0.61)        (0.61)         (0.60)
                                                           ----------     ----------     ----------     ---------      ---------
   Net asset value, end of period                          $     9.53     $     9.83     $    10.29     $    9.84      $    9.73
                                                           ==========     ==========     ==========     =========      =========
TOTAL RETURN+                                                    3.35%          2.04%         11.02%         7.58%          4.23%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands)                      $  222,222     $  224,467     $  219,088     $ 123,184      $ 107,832
Ratio of expenses to average daily net assets (1)                0.53%          0.48%          0.49%         0.49%          0.41%
Ratio of net investment income to average net assets             6.07%          5.73%          5.98%         6.20%          5.99%
Portfolio turnover rate                                            17%            22%            26%           56%            56%

(1) During the period, various fees were waived.
    The ratio of expenses to average net assets had
    such waivers not occurred is as follows.                     0.86%          0.88%          0.89%         0.89%          0.91%

                                                                                          CLASS II
                                                           ---------------------------------------------------------------------
                                                                                         For the Year
                                                                                        Ended June 30,
                                                           ---------------------------------------------------------------------
                                                              2000           1999           1998           1997          1996**
                                                           ----------     ----------     ----------     ---------      ---------
SELECTED PER-SHARE DATA
Net asset value, beginning of period                       $     9.81     $    10.26     $     9.81     $    9.71      $   10.18
                                                           ----------     ----------     ----------     ---------      ---------
Income from investment operations:
Net investment income                                            0.55           0.55           0.57          0.57           0.29
Net realized and unrealized gain (loss) on
   investments                                                  (0.27)         (0.35)          0.46          0.10          (0.47)
                                                           ----------     ----------     ----------     ---------      ---------
Total from investment operations                                 0.28           0.20           1.03          0.67          (0.18)
                                                           ----------     ----------     ----------     ---------      ---------
Distributions:
Net investment income                                           (0.55)         (0.56)         (0.58)        (0.57)         (0.29)
Net realized gain                                               (0.03)         (0.09)            --            --             --
                                                           ----------     ----------     ----------     ---------      ---------
Total distributions                                             (0.58)         (0.65)         (0.58)        (0.57)         (0.29)
                                                           ----------     ----------     ----------     ---------      ---------
Net asset value, end of period                             $     9.51     $     9.81     $    10.26     $    9.81      $    9.71
                                                           ==========     ==========     ==========     =========      =========
TOTAL RETURN+***                                                 3.04%          1.86%         10.72%         7.12%         (1.75)%#

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands)                      $    6,107     $    5,172     $    1,801     $     841      $      67
Ratio of expenses to average daily net assets(1)                 0.84%          0.81%          0.84%         0.90%          0.80%*
Ratio of net investment income to average net assets             5.76%          5.40%          5.63%         5.79%          5.61%*
Portfolio turnover rate                                            17%            22%            26%           56%            56%

(1) During the period, various fees were waived.
    The ratio of expenses to average net assets had
    such waivers not occurred is as follows.                     1.17%          1.21%          1.24%         1.30%          1.30%*

*    Annualized.

**   Class II commenced operations on December 20, 1995.

***  Class II total return does not include the one time sales charge.

+ Total return would have been lower had various fees not been waived during the period.

#    Total returns for periods of less than one year are not annualized.



    The accompanying notes are an integral part of the financial statements.

FIRST FUNDS ANNUAL REPORT

FINANCIAL HIGHLIGHTS
BOND PORTFOLIO (CONTINUED)

                                                                                           CLASS III
                                                             ---------------------------------------------------------------------
                                                                                         For the Year
                                                                                        Ended June 30,
                                                             ---------------------------------------------------------------------
                                                                2000           1999           1998           1997           1996
                                                             ----------     ----------     ----------     ----------     ---------
SELECTED PER-SHARE DATA
Net asset value, beginning of period                         $     9.81     $    10.27     $     9.82     $     9.71     $    9.89
                                                             ----------     ----------     ----------     ----------     ---------
Income from investment operations:
Net investment income                                              0.49           0.47           0.48           0.49          0.49
Net realized and unrealized gain (loss) on
   investments                                                    (0.23)         (0.36)          0.46           0.11         (0.18)
                                                             ----------     ----------     ----------     ----------     ---------
Total from investment operations                                   0.26           0.11           0.94           0.60          0.31
                                                             ----------     ----------     ----------     ----------     ---------
Distributions:
Net investment income                                             (0.49)         (0.48)         (0.49)         (0.49)        (0.49)
Net realized gain                                                 (0.03)         (0.09)            --             --            --
                                                             ----------     ----------     ----------     ----------     ---------
Total distributions                                               (0.52)         (0.57)         (0.49)         (0.49)        (0.49)
                                                             ----------     ----------     ----------     ----------     ---------
Net asset value, end of period                               $     9.55     $     9.81     $    10.27     $     9.82     $    9.71
                                                             ==========     ==========     ==========     ==========     =========
TOTAL RETURN+                                                      2.82%          0.94%          9.72%          6.37%         3.11%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands)                        $    1,781     $    2,656     $    2,113     $    2,553     $   3,445
Ratio of expenses to average daily net assets(1)                   1.45%          1.55%          1.67%          1.63%         1.49%
Ratio of net investment income to average net assets               5.15%          4.66%          4.80%          5.07%         4.92%
Portfolio turnover rate                                              17%            22%            26%            56%           56%

(1) During the period, various fees were waived.
    The ratio of expenses to average net assets had
    such waivers not occurred is as follows.                       2.03%          2.12%          2.07%          2.03%         1.99%

*    Annualized

+ Total return would have been lower had various fees not been waived during the period.

#    Total returns for periods of less than one year are not annualized.

   The accompanying notes are an integral part of the financial statements.

FIRST FUNDS ANNUAL REPORT

FINANCIAL HIGHLIGHTS
INTERMEDIATE BOND PORTFOLIO

                                                                                CLASS I
                                                               --------------------------------------------
                                                                              For the Year
                                                                             Ended June 30,
                                                               --------------------------------------------
                                                                   2000           1999             1998**
                                                               -----------     -----------      -----------
SELECTED PER-SHARE DATA
Net asset value, beginning of period                           $      9.78     $     10.02      $     10.00
                                                               -----------     -----------      -----------
Income from investment operations:
Net investment income                                                 0.56            0.58             0.19
Net realized and unrealized gain (loss)
   on investments                                                    (0.19)          (0.22)            0.02
                                                               -----------     -----------      -----------
Total from investment operations                                      0.37            0.36             0.21
                                                               -----------     -----------      -----------
Distributions:
Net investment income                                                (0.56)          (0.58)           (0.19)
Net realized gain                                                       --           (0.02)              --
Total distributions                                                  (0.56)          (0.60)           (0.19)
                                                               -----------     -----------      -----------
Net asset value, end of period                                 $      9.59     $      9.78      $     10.02
                                                               ===========     ===========      ===========
TOTAL RETURN+                                                         3.97%           3.60%            2.17%#

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands)                          $   202,385     $   219,298      $   199,872
Ratio of expenses to average daily net assets(1)                      0.46%           0.36%            0.37%*
Ratio of net investment income to average net assets                  5.86%           5.76%            5.87%*
Portfolio turnover rate                                                 22%             48%               9%*

(1) During the period, various fees were waived.
    The ratio of expenses to average net assets had
    such waivers not occurred is as follows.                          0.81%           0.86%            0.87%*


                                                                                CLASS II
                                                               --------------------------------------------
                                                                               For the Year
                                                                              Ended June 30,
                                                               --------------------------------------------
                                                                   2000            1999            1998**
                                                               -----------     -----------      -----------
SELECTED PER-SHARE DATA
Net asset value, beginning of period                           $      9.78     $     10.02      $      9.99
                                                               -----------     -----------      -----------
Income from investment operations:
Net investment income                                                 0.53            0.55             0.18
Net realized and unrealized gain (loss)
   on investments                                                    (0.19)          (0.22)            0.03
                                                               -----------     -----------      -----------
Total from investment operations                                      0.34            0.33             0.21
                                                               -----------     -----------      -----------
Distributions:
Net investment income                                                (0.53)          (0.55)           (0.18)
Net realized gain                                                       --           (0.02)              --
                                                               -----------     -----------      -----------
Total distributions                                                  (0.53)          (0.57)           (0.18)
                                                               -----------     -----------      -----------
Net asset value, end of period                                 $      9.59     $      9.78      $     10.02
                                                               ===========     ===========      ===========
TOTAL RETURN+***                                                      3.66%           3.32%            2.07%#

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands)                          $     7,485     $     3,057      $       923
Ratio of expenses to average daily net assets(1)                      0.75%           0.68%            0.65%*
Ratio of net investment income to average net assets                  5.57%           5.43%            5.59%*
Portfolio turnover rate                                                 22%             48%               9%*

(1)  During the period, various fees were waived.
     The ratio of expenses to average net assets had
     such waivers not occurred is as follows.                         1.11%           1.19%            1.16%*


*    Annualized.

** Classes I and II commenced operations on March 2, 1998 and March 9, 1998, respectively.

***  Class II total return does not include the one time sales charge.

+ Total return would have been lower had various fees not been waived during the period.

#    Total returns for periods of less than one year are not annualized.


    The accompanying notes are an integral part of the financial statements.

FIRST FUNDS ANNUAL REPORT

FINANCIAL HIGHLIGHTS
INTERMEDIATE BOND PORTFOLIO (CONTINUED)

                                                                           CLASS III
                                                           ----------------------------------------
                                                                          For the Year
                                                                         Ended June 30,
                                                           ----------------------------------------
                                                              2000            1999          1998**
                                                           ----------     ----------     ----------
SELECTED PER-SHARE DATA
Net asset value, beginning of period                       $     9.77     $    10.02     $     9.99
                                                           ----------     ----------     ----------
Income from investment operations:
Net investment income                                            0.48           0.49           0.06
Net realized and unrealized gain (loss)
   on investments                                               (0.18)         (0.23)          0.03
                                                           ----------     ----------     ----------
Total from investment operations                                 0.30           0.26           0.09
                                                           ----------     ----------     ----------
Distributions:
Net investment income                                           (0.48)         (0.49)         (0.06)
Net realized gain                                                  --          (0.02)            --
                                                           ----------     ----------     ----------
Total distributions                                             (0.48)         (0.51)         (0.06)
                                                           ----------     ----------     ----------
Net asset value, end of period                             $     9.59     $     9.77     $    10.02
                                                           ==========     ==========     ==========

TOTAL RETURN+                                                    3.16%          2.58%          0.92%#

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands)                      $    1,269     $    1,097     $       17
Ratio of expenses to average daily net assets(1)                 1.35%          1.22%          1.35%*
Ratio of net investment income to average net assets             4.97%          4.90%          4.89%*
Portfolio turnover rate                                            22%            48%             9%*

(1)  During the period, various fees were waived.
     The ratio of expenses to average net assets had
     such waivers not occurred is as follows.                    1.95%          1.92%          1.86%*

*    Annualized.

**   Class III commenced operations on May 19, 1998.

+ Total return would have been lower had various fees not been waived during the period.

#    Total returns for periods of less than one year are not annualized.


   The accompanying notes are an integral part of the financial statements.

FIRST FUNDS ANNUAL REPORT

FINANCIAL HIGHLIGHTS
TENNESSEE TAX-FREE PORTFOLIO

                                                                                     CLASS I
                                                       ---------------------------------------------------------------------
                                                                                   For the Year
                                                                                  Ended June 30,
                                                       ---------------------------------------------------------------------
                                                          2000           1999           1998          1997          1996**
                                                       ----------     ----------     ----------     ---------      ---------
SELECTED PER-SHARE DATA
Net asset value, beginning of period                   $    10.08     $    10.31     $     9.99     $    9.71      $   10.00
                                                       ----------     ----------     ----------     ---------      ---------
Income from investment operations:
Net investment income                                        0.45           0.46           0.48          0.50           0.23
Net realized and unrealized gain (loss) on
   investments                                              (0.18)         (0.20)          0.32          0.28          (0.29)
                                                       ----------     ----------     ----------     ---------      ---------
Total from investment operations                             0.27           0.26           0.80          0.78          (0.06)
                                                       ----------     ----------     ----------     ---------      ---------
Distributions:
Net investment income                                       (0.45)         (0.46)         (0.48)        (0.50)         (0.23)
Net realized gain                                           (0.01)         (0.03)            --            --             --
                                                       ----------     ----------     ----------     ---------      ---------
Total distributions                                         (0.46)         (0.49)         (0.48)        (0.50)         (0.23)
                                                       ----------     ----------     ----------     ---------      ---------
Net asset value, end of period                         $     9.89     $    10.08     $    10.31     $    9.99      $    9.71
                                                       ==========     ==========     ==========     =========      =========
TOTAL RETURN+                                                2.83%          2.54%          8.16%         8.26%         (0.65)%#

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands)                  $  172,620     $  185,445     $  176,884     $   8,935      $   5,925
Ratio of expenses to average daily net assets(1)             0.45%          0.36%          0.31%         0.07%          0.50%*
Ratio of net investment income to average net assets         4.57%          4.49%          4.71%         5.09%          4.31%*
Portfolio turnover rate                                         6%            31%            15%          122%             8%*

(1)  During the period, various fees were waived.
     The ratio of expenses to average net assets had
     such waivers not occurred is as follows.                0.81%          0.86%          0.85%         1.14%          1.42%*


                                                                                    CLASS II
                                                       ---------------------------------------------------------------------
                                                                                  For the Year
                                                                                  Ended June 30,
                                                       ---------------------------------------------------------------------
                                                          2000           1999           1998          1997           1996**
                                                       ----------     ----------     ----------     ---------      ---------
SELECTED PER-SHARE DATA

Net asset value, beginning of period                   $    10.11     $    10.34     $    10.01     $    9.73      $   10.06
                                                       ----------     ----------     ----------     ---------      ---------
Income from investment operations:
Net investment income                                        0.44           0.46           0.48          0.51           0.21
Net realized and unrealized gain (loss) on
   investments                                              (0.18)         (0.20)          0.33          0.28          (0.33)
                                                       ----------     ----------     ----------     ---------      ---------
Total from investment operations                             0.26           0.26           0.81          0.79          (0.12)
                                                       ----------     ----------     ----------     ---------      ---------
Distributions:
Net investment income                                       (0.44)         (0.46)         (0.48)        (0.51)         (0.21)
Net realized gain                                           (0.01)         (0.03)            --            --             --
                                                       ----------     ----------     ----------     ---------      ---------
Total distributions                                         (0.45)         (0.49)         (0.48)        (0.51)         (0.21)
                                                       ----------     ----------     ----------     ---------      ---------
Net asset value, end of period                         $     9.92     $    10.11     $    10.34     $   10.01      $    9.73
                                                       ==========     ==========     ==========     =========      =========
TOTAL RETURN+***                                             2.70%          2.46%          8.22%         8.37%         (1.25)%#

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands)                  $   10,580     $   13,227     $    8,973     $   5,941      $   1,875
Ratio of expenses to average daily
   net assets(1)                                             0.58%          0.44%          0.37%         0.12%          0.49%*
Ratio of net investment income to average net assets         4.44%          4.41%          4.65%         5.03%          4.32%*
Portfolio turnover rate                                         6%            31%            15%          122%             8%*

(1) During the period, various fees were waived.
    The ratio of expenses to average net assets had
    such waivers not occurred is as follows.                 0.94%          0.94%          0.91%         1.14%          1.42%*

*    Annualized.

** Classes I and II commenced operations on December 15, 1995 and December 29, 1995, respectively.

***  Class II total return does not include the one time sales charge.

+ Total return would have been lower had various fees not been waived during the period.

#    Total returns for periods of less than one year are not annualized.

   The accompanying notes are an integral part of the financial statements.

FIRST FUNDS ANNUAL REPORT

FINANCIAL HIGHLIGHTS
TENNESSEE TAX-FREE PORTFOLIO (CONTINUED)

                                                                                        CLASS III
                                                        -----------------------------------------------------------------------
                                                                                      For the Year
                                                                                     Ended June 30,
                                                        -----------------------------------------------------------------------
                                                           2000             1999          1998           1997          1996**
                                                        ----------      ----------     ----------     ----------     ----------
SELECTED PER-SHARE DATA
Net asset value, beginning of period                    $    10.09      $    10.32     $    10.00     $     9.72     $    10.00
                                                        ----------      ----------     ----------     ----------     ----------
Income from investment operations:
Net investment income                                         0.40            0.42           0.45           0.50           0.19
Net realized and unrealized gain (loss) on
   investments                                               (0.18)          (0.20)          0.32           0.28          (0.28)
                                                        ----------      ----------     ----------     ----------     ----------
Total from investment operations                              0.22            0.22           0.77           0.78          (0.09)
                                                        ----------      ----------     ----------     ----------     ----------
Distributions:
Net investment income                                        (0.40)          (0.42)         (0.45)         (0.50)         (0.19)
Net realized gain                                            (0.01)          (0.03)            --             --             --
                                                        ----------      ----------     ----------     ----------     ----------
Net asset value, end of period                          $     9.90      $    10.09     $    10.32     $    10.00     $     9.72
                                                        ==========      ==========     ==========     ==========     ==========
TOTAL RETURN+                                                 2.29%           2.13%          7.86%          8.20%         (0.87)%#

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands)                   $    8,969      $   17,378     $    9,270     $    5,750     $      896
Ratio of expenses to average daily
   net assets(1)                                              0.96%           0.75%          0.61%          0.23%          0.98%*
Ratio of net investment income to average net assets          4.06%           4.10%          4.41%          4.93%          3.83%*
Portfolio turnover rate                                          6%             31%            15%           122%             8%*

(1) During the period, various fees were waived.
    The ratio of expenses to average net assets had
    such waivers not occurred is as follows.                  1.59%           1.65%          1.65%          1.91%          1.91%*


                                                                                        CLASS IV
                                                                                     --------------
                                                                                     For the Period
                                                                                     Ended June 30,
                                                                                     --------------
                                                                                         2000**
                                                                                       ----------
SELECTED PER-SHARE DATA
Net asset value, beginning of period                                                   $    10.09
                                                                                       ----------
Income from investment operations:
Net investment income                                                                        0.34
Net realized and unrealized loss on investments                                             (0.18)
                                                                                       ----------
Total from investment operations                                                             0.16
                                                                                       ----------
Distributions:
Net investment income                                                                       (0.34)
Net realized gain                                                                           (0.01)
                                                                                       ----------
Total distributions                                                                         (0.35)
                                                                                       ----------
Net asset value, end of period                                                         $     9.90
                                                                                       ==========
TOTAL RETURN+                                                                                1.69%#

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands)                                                  $      200
Ratio of expenses to average daily
   net assets(1)                                                                             1.16%*
Ratio of net investment income to average net assets                                         3.86%*
Portfolio turnover rate                                                                         6%

(1) During the period, various fees were waived.
    The ratio of expenses to average net assets had
    such waivers not occurred is as follows.                                                 1.52%*

*    Annualized.

** Class III and IV commenced operations on December 15, 1995 and August 3, 1999, respectively.

+ Total return would have been lower had various fees not been waived during the period.

#    Total returns for periods of less than one year are not annualized.

   The accompanying notes are an integral part of the financial statements.

FIRST FUNDS ANNUAL REPORT

FINANCIAL HIGHLIGHTS
U.S. TREASURY MONEY MARKET PORTFOLIO

                                                                                      CLASS I
                                                       ------------------------------------------------------------------------
                                                                                    For the Year
                                                                                   Ended June 30,
                                                       ------------------------------------------------------------------------
                                                         2000           1999             1998           1997            1996
                                                       ---------     ---------        ----------     ----------      ----------
SELECTED PER-SHARE DATA
Net asset value, beginning of period                   $    1.00     $    1.00        $     1.00     $     1.00      $     1.00
                                                       ---------     ---------        ----------     ----------      ----------
Income from investment operations:
Net investment income                                      0.052         0.044             0.051          0.050           0.052
                                                       ---------     ---------        ----------     ----------      ----------
Distributions:
Net investment income                                     (0.052)       (0.044)           (0.051)        (0.050)         (0.052)
                                                       ---------     ---------        ----------     ----------      ----------
Net asset value, end of period                         $    1.00     $    1.00        $     1.00     $     1.00      $     1.00
                                                       ---------     ---------        ----------     ----------      ----------
TOTAL RETURN+                                               5.31%         4.51%             5.19%          5.09%           5.30%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands)                  $   6,880     $   7,309        $   19,314     $    6,141      $   75,703
Ratio of expenses to average net assets(1)                  0.39%         0.51%             0.45%          0.37%           0.36%
Ratio of net investment income to average net assets        5.13%         4.57%             5.09%          5.01%           5.19%

(1)  During the period, various fees were waived.
     The ratio of expenses to average net assets had
     such waivers not occurred is as follows.               0.68%         0.69%             0.63%          0.55%           0.56%


                                                                                    CLASS III
                                                       ------------------------------------------------------------------------
                                                                                   For the Year
                                                                                   Ended June 30,
                                                       ------------------------------------------------------------------------
                                                         2000           1999             1998           1997            1996**
                                                       ---------     ---------        ----------     ----------      ----------
SELECTED PER-SHARE DATA
Net asset value, beginning of period                   $    1.00     $    1.00        $     1.00     $     1.00      $     1.00
                                                       ---------     ---------        ----------     ----------      ----------
Income from investment operations:
Net investment income                                      0.048         0.042             0.049          0.047           0.044
                                                       ---------     ---------        ----------     ----------      ----------
Distributions:
Net investment income                                     (0.048)       (0.042)           (0.049)        (0.047)         (0.044)
                                                       ---------     ---------        ----------     ----------      ----------
Net asset value, end of period                         $    1.00     $    1.00        $     1.00     $     1.00      $     1.00
                                                       =========     =========        ==========     ==========      ==========
TOTAL RETURN+                                               4.90%         4.27%             5.03%          4.84%           4.47%#

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands)                  $   1,076     $   4,661        $   42,288     $   61,135      $    3,528
Ratio of expenses to average net assets(1)                  0.78%         0.73%             0.62%          0.62%           0.62%*
Ratio of net investment income to average net assets        4.74%         4.35%             4.92%          4.76%           4.93%*

(1)  During the period, various fees were waived.
     The ratio of expenses to average net assets had
     such waivers not occurred is as follows.               1.08%         0.91%             0.80%          0.80%           0.82%*



*    Annualized.

**   Class III commenced operations on August 8, 1995.

+ Total return would have been lower had various fees not been waived during the period.

#    Total returns for periods of less than one year are not annualized.


    The accompanying notes are an integral part of the financial statements.

FIRST FUNDS ANNUAL REPORT

FINANCIAL HIGHLIGHTS
U.S. TREASURY MONEY MARKET PORTFOLIO (CONTINUED)

                                                                   CLASS IV
                                                                 --------------
                                                                 For the Period
                                                                 Ended June 30,
                                                                 --------------
                                                                     2000**
                                                                 --------------
SELECTED PER-SHARE DATA
Net asset value, beginning of period                                $   1.00
                                                                    --------
Income from investment operations:
Net investment income                                                  0.030
                                                                    --------
Distributions:
Net investment income                                                 (0.030)
                                                                    --------
Net asset value, end of period                                      $   1.00
                                                                    ========

TOTAL RETURN+                                                           3.01%#
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands)                               $     77
Ratio of expenses to average net assets(1)                              1.12%*
Ratio of net investment income to average net assets                    4.40%*

(1)  During the period, various fees were waived.
     The ratio of expenses to average net assets had
     such waivers not occurred is as follows.                           1.42%*

*    Annualized.

**   Class IV commenced operations on December 2, 1999.

+ Total return would have been lower had various fees not been waived during the period.

#    Total returns for periods of less than one year are not annualized.




   The accompanying notes are an integral part of the financial statements.

FIRST FUNDS ANNUAL REPORT

FINANCIAL HIGHLIGHTS
U.S. GOVERNMENT MONEY MARKET PORTFOLIO


                                                                                        CLASS I
                                                       -----------------------------------------------------------------------
                                                                                     For the Year
                                                                                    Ended June 30,
                                                       -----------------------------------------------------------------------
                                                          2000            1999            1998           1997            1996
                                                       ----------     ----------       ----------     ---------      ---------
SELECTED PER-SHARE DATA
Net asset value, beginning of period                   $     1.00     $     1.00       $     1.00     $    1.00      $    1.00
                                                       ----------     ----------       ----------     ---------      ---------
Income from investment operations:
Net investment income                                       0.053          0.047            0.052         0.051          0.053
                                                       ----------     ----------       ----------     ---------      ---------
Distributions:
Net investment income                                      (0.053)        (0.047)          (0.052)       (0.051)        (0.053)
                                                       ----------     ----------       ----------     ---------      ---------
Net asset value, end of period                         $     1.00     $     1.00       $     1.00     $    1.00      $    1.00
                                                       ----------     ----------       ----------     ---------      ---------
TOTAL RETURN+                                                5.48%          4.81%            5.37%         5.23%          5.37%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (thousands)                  $   81,992     $   94,079       $   88,255     $  94,541      $  88,111
Ratio of expenses to average net assets(1)                   0.28%          0.39%            0.35%         0.35%          0.33%
Ratio of net investment income to average net assets         5.35%          4.71%            5.24%         5.11%          5.28%

(1) During the period, various fees were waived.
    The ratio of expenses to average net assets had
    such waivers not occurred is as follows.                 0.45%          0.56%            0.52%         0.53%          0.53%


                                                                                     CLASS III
                                                       -----------------------------------------------------------------------
                                                                                     For the Year
                                                                                    Ended June 30,
                                                       -----------------------------------------------------------------------
                                                          2000           1999             1998           1997          1996**
                                                       ----------     ----------       ----------     ---------      ---------
SELECTED PER-SHARE DATA
Net asset value, beginning of period                   $     1.00     $     1.00       $     1.00     $    1.00      $    1.00
                                                       ----------     ----------       ----------     ---------      ---------
Income from investment operations:
Net investment income                                       0.050          0.043            0.049         0.048          0.044
                                                       ----------     ----------       ----------     ---------      ---------
Distributions:
Net investment income                                      (0.050)        (0.043)          (0.049)       (0.048)        (0.044)
                                                       ----------     ----------       ----------     ---------      ---------
Net asset value, end of period                         $     1.00     $     1.00       $     1.00     $    1.00      $    1.00
                                                       ==========     ==========       ==========     =========      =========
TOTAL RETURN+                                                5.15%          4.42%            5.05%         4.91%          4.49%#

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (thousands)                  $    3,435     $    1,674       $    2,513     $   3,486      $     228
Ratio of expenses to average net assets(1)                   0.59%          0.73%            0.65%         0.65%          0.65%*
Ratio of net investment income to average net assets         5.04%          4.37%            4.94%         4.81%          4.96%*

(1) During the period, various fees were waived.
    The ratio of expenses to average net assets had
    such waivers not occurred is as follows.                 0.77%          0.90%            0.82%         0.83%          0.85%*

*    Annualized.

**   Class III commenced operations on August 8, 1995.

+ Total return would have been lower had various fees not been waived during the period.

#    Total returns for periods of less than one year are not annualized.


   The accompanying notes are an integral part of the financial statements.

FIRST FUNDS ANNUAL REPORT

FINANCIAL HIGHLIGHTS
MUNICIPAL MONEY MARKET PORTFOLIO

                                                                                    CLASS I
                                                       -------------------------------------------------------------------
                                                                                 For the Year
                                                                                 Ended June 30,
                                                       -------------------------------------------------------------------
                                                          2000          1999           1998         1997           1996
                                                       ---------     ---------      ---------     ---------      ---------
SELECTED PER-SHARE DATA
Net asset value, beginning of period                   $    1.00     $    1.00      $    1.00     $    1.00      $    1.00
                                                       ---------     ---------      ---------     ---------      ---------
Income from investment operations:
Net investment income                                      0.035         0.029          0.033         0.033          0.035
                                                       ---------     ---------      ---------     ---------      ---------
Distributions:
Net investment income                                     (0.035)       (0.029)        (0.033)       (0.033)        (0.035)
                                                       ---------     ---------      ---------     ---------      ---------
Net asset value, end of period                         $    1.00     $    1.00      $    1.00     $    1.00      $    1.00
                                                       =========     =========      =========     =========      =========
TOTAL RETURN+                                               3.56%         2.92%          3.33%         3.32%          3.52%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands)                  $  44,535     $  56,438      $  36,279     $  45,988      $  71,665
Ratio of expenses to average net assets(1)                  0.27%         0.33%          0.38%         0.35%          0.32%
Ratio of net investment income to average net assets        3.48%         2.87%          3.28%         3.25%          3.50%

(1) During the period, various fees were waived.
    The ratio of expenses to average net assets had
    such waivers not occurred is as follows.                0.45%         0.50%          0.56%         0.53%          0.52%


                                                                                   CLASS III
                                                       -------------------------------------------------------------------
                                                                                  For the Year
                                                                                 Ended June 30,
                                                       -------------------------------------------------------------------
                                                         2000           1999           1998          1997           1996**
                                                       ---------     ---------      ---------     ---------      ---------
SELECTED PER-SHARE DATA
Net asset value, beginning of period                   $    1.00     $    1.00      $    1.00     $    1.00      $    1.00
                                                       ---------     ---------      ---------     ---------      ---------
Income from investment operations:
Net investment income                                      0.032         0.025          0.030         0.030          0.030
                                                       ---------     ---------      ---------     ---------      ---------
Distributions:
Net investment income                                     (0.032)       (0.025)        (0.030)       (0.030)        (0.030)
                                                       ---------     ---------      ---------     ---------      ---------
Net asset value, end of period                         $    1.00     $    1.00      $    1.00     $    1.00      $    1.00
                                                       =========     =========      =========     =========      =========

TOTAL RETURN+                                               3.24%         2.56%          3.06%         3.03%          3.03%#

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands)                  $   5,527     $   5,333      $   3,929     $  12,886      $   2,905
Ratio of expenses to average net assets(1)                  0.58%         0.68%          0.63%         0.62%          0.58%*
Ratio of net investment income to average net assets        3.17%         2.52%          3.03%         2.98%          3.24%*

(1) During the period, various fees were waived.
    The ratio of expenses to average net assets had
    such waivers not occurred is as follows.                0.76%         0.86%          0.81%         0.79%          0.78%*

*    Annualized.

**   Class III commenced operations on July 28, 1995.

+ Total return would have been lower had various fees not been waived during the period.

#    Total returns for periods of less than one year are not annualized.


   The accompanying notes are an integral part of the financial statements.

FIRST FUNDS ANNUAL REPORT

FINANCIAL HIGHLIGHTS
CASH RESERVE PORTFOLIO

                                                                                       CLASS I
                                                       ---------------------------------------------------------------------------
                                                                                     For the Year
                                                                                     Ended June 30,
                                                       ---------------------------------------------------------------------------
                                                           2000            1999            1998            1997            1996
                                                       -----------     -----------     -----------     -----------     -----------
SELECTED PER-SHARE DATA
Net asset value, beginning of period                   $      1.00     $      1.00     $      1.00     $      1.00     $      1.00
                                                       -----------     -----------     -----------     -----------     -----------
Income from investment operations:
Net investment income                                        0.054           0.048           0.053           0.051           0.053
                                                       -----------     -----------     -----------     -----------     -----------
Distributions:
Net investment income                                       (0.054)         (0.048)         (0.053)         (0.051)         (0.053)
                                                       -----------     -----------     -----------     -----------     -----------
Net asset value, end of period                         $      1.00     $      1.00     $      1.00     $      1.00     $      1.00
                                                       ===========     ===========     ===========     ===========     ===========

TOTAL RETURN+                                                 5.56%           4.94%           5.46%           5.23%           5.39%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands)                  $    32,028     $    29,351     $    40,242     $    14,241     $    16,369
Ratio of expenses to average net assets (1)                   0.31%           0.39%           0.36%           0.40%           0.42%
Ratio of net investment income to average net assets          5.55%           4.84%           5.33%           5.13%           5.22%

(1) During the period, various fees were waived.
    The ratio of expenses to average net assets had
    such waivers not occurred is as follows                   0.48%           0.56%           0.54%           0.57%           0.61%


                                                                                       CLASS III
                                                       --------------------------------------------------------------------------
                                                                                      For the Year
                                                                                     Ended June 30,
                                                       --------------------------------------------------------------------------
                                                          2000             1999           1998             1997          1996**
                                                       -----------     -----------     -----------     -----------     ----------
SELECTED PER-SHARE DATA
Net asset value, beginning of period                   $      1.00     $      1.00     $      1.00     $      1.00     $     1.00
                                                       -----------     -----------     -----------     -----------     ----------
Income from investment operations:
Net investment income                                        0.053           0.046           0.051           0.049          0.047
                                                       -----------     -----------     -----------     -----------     ----------
Distributions:
Net investment income                                       (0.053)         (0.046)         (0.051)         (0.049)        (0.047)
                                                       -----------     -----------     -----------     -----------     ----------
Net asset value, end of period                         $      1.00     $      1.00     $      1.00     $      1.00     $     1.00
                                                       ===========     ===========     ===========     ===========     ==========

TOTAL RETURN+                                                 5.38%           4.67%           5.21%           5.00%          4.78%#

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands)                  $   107,154     $    62,961     $    58,243     $    35,592     $   24,190
Ratio of expenses to average net assets(1)                    0.55%           0.66%           0.60%           0.64%          0.62%*
Ratio of net investment income to average net assets          5.30%           4.58%           5.09%           4.88%          5.02%*

(1) During the period, various fees were waived.
    The ratio of expenses to average net assets had
    such waivers not occurred is as follows.                  0.73%           0.83%           0.77%           0.82%          0.81%*

*    Annualized.

**   Class III commenced operations on July 28, 1995.

+ Total return would have been lower had various fees not been waived during the period.

#    Total returns for periods of less than one year are not annualized.

FIRST FUNDS ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING AND OPERATING POLICIES

First Funds (the Trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-ended management investment company organized as a Massachusetts business trust by a Declaration of Trust dated March 6, 1992, as amended and restated on September 4, 1992.

The Trust currently has nine active investment portfolios (each referred to as a "Portfolio"). The Trust's financial statements are prepared in accordance with generally accepted accounting principles. This requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

The Bond, Intermediate Bond, U.S. Government Money Market, Municipal Money Market and Cash Reserve Portfolios may offer three classes of shares (Classes I, II and III) and the Growth & Income, Capital Appreciation, Tennessee Tax-Free and U.S. Treasury Money Market Portfolios may offer four classes of shares (Classes I, II, III and IV). As of June 30, 2000, Class II shares have not been issued for the Money Market Portfolios. Each class of shares has equal rights as to earnings, assets and voting privileges except that each class bears different distribution, shareholder service, transfer agent and blue sky expenses. Each class has exclusive voting rights with respect to its Distribution Plans and Shareholder Servicing Plans. Income, expenses (other than expenses incurred under each Class Distribution and Service Plan and other class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon their relative net assets or dividend assets.

The following summarizes the significant accounting policies for the Trust.

Security Valuation:

Growth & Income, Capital Appreciation, Bond, Intermediate Bond and Tennessee Tax-Free Portfolios: Securities held in the Growth & Income and Capital Appreciation Portfolios for which exchange quotations are readily available are valued at the last sale price, or if no sale price or if traded on the over-the-counter market, at the closing bid price. Securities held in the Bond, Intermediate Bond and Tennessee Tax-Free Portfolios are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities for which quotations are not readily available are valued using dealer-supplied valuations or at the fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities maturing within sixty days are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

Money Market Portfolios: Each of the Money Market Portfolios values securities utilizing the amortized cost method of valuation under Rule 2a-7 of the 1940 Act, pursuant to which each Money Market Portfolio must adhere to certain conditions. Under this method, investments are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Repurchase Agreements: Each Portfolio, through its custodian, receives delivery of underlying securities, whose market value, including interest, is required to be at least equal to 102% of the resale price. The Trust's advisers are responsible for determining that the value of these underlying securities remains at least equal to 102% of the resale price. If the seller defaults, each Portfolio would suffer a loss to the extent that the proceeds from the sale of the underlying securities were less than the repurchase price.

Income Taxes: As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each Portfolio is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year.

Interest Income: Interest income, which includes amortization of premium and accretion of discount, is accrued as earned. For the Intermediate Bond, Tennessee Tax-Free and Municipal Money Market Portfolios, accretion of market discount represents unrealized gain until realized at the time of security disposition or maturity. For the Intermediate Bond Portfolio, amortization of market premium represents unrealized loss until realized at the time of security disposition or maturity. Dividend income is recorded on the ex-dividend date.

Expenses: Most expenses of the Trust can be directly attributed to a Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based on average net assets.

Distributions to Shareholders: For the Money Market Portfolios, Bond Portfolio, Intermediate Bond Portfolio and Tennessee Tax-Free Portfolio, distributions are declared daily and paid monthly from net investment income. Distributions for the Growth & Income Portfolio are declared and paid quarterly. Distributions for the Capital Appreciation Portfolio are declared and paid annually. Any net capital gains earned by each Portfolio are distributed at least annually to the extent necessary to avoid federal income and excise taxes.

Income and capital gains to be distributed are determined in accordance with income tax regulations which may differ from income and gains reported under generally accepted accounting principles. For the year ended June 30, 2000, the effects of certain differences due to net paydown losses were reclassified. The Bond Portfolio reflected an increase in overdistributed net investment income. In addition, $349,607 has been reclassified to accumulated net realized gain on investments for the Capital Appreciation Portfolio to reflect an accumulated net investment loss offset against short-term capital gains for tax-purposes. The calculation of net investment income in the Financial Highlights excludes these adjustments.

FIRST FUNDS ANNUAL REPORT

Other: Investment security transactions are accounted for as of trade date. Realized gains and losses from securities transactions are determined using the identified cost basis for both financial reporting and income tax purposes.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. SHARES OF BENEFICIAL INTEREST

                                          GROWTH & INCOME PORTFOLIO            CAPITAL APPRECIATION PORTFOLIO
                                      ----------------------------------     ----------------------------------
                                       For the Year        For the Year       For the Year        For the Year
                                      Ended June 30,      Ended June 30,     Ended June 30,      Ended June 30,
                                           2000                1999               2000                1999
                                      --------------      --------------     --------------      --------------
Dollars issued and redeemed:
    Class I:
      Issued                          $   82,890,013      $   72,689,105      $    335,327        $    777,187
      Distributions reinvested            47,242,093          12,066,519                 0             749,183
      Redeemed                          (106,362,443)        (86,550,330)       (1,890,480)         (2,964,048)
                                      --------------      --------------      ------------        ------------
  Net increase (decrease)             $   23,769,663      $   (1,794,706)     $ (1,555,153)       $ (1,437,678)
                                      ==============      ==============      ============        ============
    Class II:
      Issued                          $   33,582,218      $   29,534,834      $  1,930,475        $  1,187,706
      Distributions reinvested            10,169,784           1,674,476                 0              36,490
      Redeemed                           (21,656,218)         (8,928,871)         (993,674)           (598,870)
                                      --------------      --------------      ------------        ------------
  Net increase                        $   22,095,784      $   22,280,439      $    936,801        $    625,326
                                      ==============      ==============      ============        ============
    Class III:
      Issued                          $   14,277,849      $   14,053,684      $    243,838        $    182,467
      Distributions reinvested            10,199,346           2,143,511                 0              10,549
      Redeemed                           (15,230,462)        (16,400,616)         (176,892)           (350,156)
                                      --------------      --------------      ------------        ------------
  Net increase (decrease)             $    9,246,733      $     (203,421)     $     66,946        $   (157,140)
                                      ==============      ==============      ============        ============
    Class IV:*
      Issued                          $    5,492,770                   0      $    166,438                   0
      Distributions reinvested               168,693                   0                 0                   0
      Redeemed                              (315,111)                  0               (10)                  0
                                      --------------      --------------      ------------        ------------
  Net increase                        $    5,346,352                   0      $    166,428                   0
                                      ==============      ==============      ============        ============
Shares issued and redeemed:
    Class I:
      Issued                               3,290,249           3,214,783            26,481              88,649
      Distributions reinvested             1,955,554             525,597                 0              79,956
      Redeemed                            (4,174,934)         (3,825,520)         (142,200)           (318,412)
                                      --------------      --------------      ------------        ------------
  Net increase (decrease)                  1,070,869             (85,140)         (115,719)           (149,807)
                                      ==============      ==============      ============        ============
    Class II:
      Issued                               1,309,922           1,308,316           148,275             131,289
      Distributions reinvested               420,881              73,080                 0               3,911
      Redeemed                              (860,236)           (400,544)          (78,110)            (64,816)
                                      --------------      --------------      ------------        ------------
  Net increase                               870,567             980,852            70,165              70,384
                                      ==============      ==============      ============        ============
    Class III:
      Issued                                 569,850             630,641            18,876              18,065
      Distributions reinvested               428,519              94,055                 0               1,143
      Redeemed                              (608,388)           (746,627)          (12,681)            (35,623)
                                      --------------      --------------      ------------        ------------
  Net increase (decrease)                    389,981             (21,931)            6,195             (16,415)
                                      ==============      ==============      ============        ============
    Class IV:*
      Issued                                 219,266                   0            12,065                   0
      Distributions reinvested                 7,011                   0                 0                   0
      Redeemed                               (12,529)                  0                (1)                  0
                                      --------------      --------------      ------------        ------------
  Net increase                               213,748                   0            12,064                   0
                                      ==============      ==============      ============        ============

*Class IV of the Growth & Income and Capital Appreciation Portfolios commenced operations on August 3, 1999.

FIRST FUNDS ANNUAL REPORT

2. SHARES OF BENEFICIAL INTEREST (CONTINUED)

                                              BOND                       INTERMEDIATE BOND                TENNESSEE TAX-FREE
                                           PORTFOLIO                         PORTFOLIO                         PORTFOLIO
                                 -----------------------------     -----------------------------     -----------------------------
                                    For the          For the          For the          For the          For the          For the
                                  Year Ended       Year Ended       Year Ended       Year Ended       Year Ended       Year Ended
                                   June 30,         June 30,         June 30,         June 30,         June 30,         June 30,
                                     2000             1999             2000             1999             2000             1999
                                 ------------     ------------     ------------     ------------     ------------     ------------
Dollars issued and redeemed:
    Class I:
      Issued                     $ 21,333,003     $ 24,844,510     $ 37,069,623     $ 52,943,178     $ 25,273,539     $ 38,017,179
      Distributions reinvested      9,319,717        9,867,882        5,024,733        5,283,672          131,685           71,799
      Redeemed                    (25,942,405)     (19,100,552)     (54,895,729)     (33,299,042)     (34,699,959)     (25,180,888)
                                 ------------     ------------     ------------     ------------     ------------     ------------
  Net increase (decrease)        $  4,710,315     $ 15,611,840     $(12,801,373)    $ 24,927,808     $ (9,294,735)    $ 12,908,090
                                 ============     ============     ============     ============     ============     ============
    Class II:
       Issued                    $  2,642,170     $  3,985,687     $ 10,299,935     $  2,490,231     $  1,466,879     $  5,523,897
       Distributions reinvested       338,165          218,438          241,242          134,814          426,534          423,324
       Redeemed                    (1,882,690)        (623,882)      (6,035,793)        (392,578)      (4,295,096)      (1,371,416)
                                 ------------     ------------     ------------     ------------     ------------     ------------
  Net increase (decrease)        $  1,097,645     $  3,580,243     $  4,505,384     $  2,232,467     $ (2,401,683)    $  4,575,805
                                 ============     ============     ============     ============     ============     ============
    Class III:
       Issued                    $    136,210     $  1,188,451     $    728,928     $  1,588,568     $  2,786,957     $ 16,896,982
       Distributions reinvested       109,099          131,630           34,578           21,171          429,294          593,070
       Redeemed                    (1,044,070)        (641,066)        (574,588)        (501,666)     (11,289,572)      (8,886,269)
                                 ------------     ------------     ------------     ------------     ------------     ------------
  Net increase (decrease)        $   (798,761)    $    679,015     $    188,918     $  1,108,073     $ (8,073,321)    $  8,603,783
                                 ============     ============     ============     ============     ============     ============
    Class IV:*
       Issued                               0                0                0                0     $    200,118                0
       Distributions reinvested             0                0                0                0                3                0
       Redeemed                             0                0                0                0                0                0
                                 ------------     ------------     ------------     ------------     ------------     ------------
  Net increase                              0                0                0                0     $    200,121                0
                                 ============     ============     ============     ============     ============     ============
Shares issued and redeemed:
    Class I:
       Issued                       2,218,967        2,432,923        3,851,380        5,277,980        2,549,989        3,663,984
       Distributions reinvested       975,034          962,005          523,021          526,173           13,354            6,934
       Redeemed                    (2,712,263)      (1,863,613)      (5,706,769)      (3,324,360)      (3,506,427)      (2,430,886)
                                 ------------     ------------     ------------     ------------     ------------     ------------
  Net increase (decrease)             481,738        1,531,315       (1,332,368)       2,479,793         (943,084)       1,240,032
                                 ============     ============     ============     ============     ============     ============
    Class II:
       Issued                         274,904          391,682        1,067,585          246,281          148,701          532,449
       Distributions reinvested        35,490           21,314           25,134           13,437           43,047           40,794
       Redeemed                      (195,761)         (60,985)        (625,118)         (39,189)        (433,603)        (132,428)
                                 ------------     ------------     ------------     ------------     ------------     ------------
  Net increase (decrease)             114,633          352,011          467,601          220,529         (241,855)         440,815
                                 ============     ============     ============     ============     ============     ============
    Class III:
       Issued                          14,135          114,645           76,218          158,359          279,879        1,625,294
       Distributions reinvested        11,395           12,867            3,602            2,116           43,294           57,195
       Redeemed                      (109,645)         (62,631)         (59,739)         (49,941)      (1,138,977)        (858,698)
                                 ------------     ------------     ------------     ------------     ------------     ------------
  Net increase (decrease)             (84,115)          64,881           20,081          110,534         (815,804)         823,791
                                 ============     ============     ============     ============     ============     ============
    Class IV:*
       Issued                               0                0                0                0           20,214                0
       Distributions reinvested             0                0                0                0                0                0
       Redeemed                             0                0                0                0                0                0
                                 ------------     ------------     ------------     ------------     ------------     ------------
  Net increase                              0                0                0                0           20,214                0
                                 ============     ============     ============     ============     ============     ============

*Class IV of the Tennessee Tax-Free Portfolio commenced operations on August 3,
 1999.

FIRST FUNDS ANNUAL REPORT

2. SHARES OF BENEFICIAL INTEREST (CONTINUED)

                                U.S. TREASURY MONEY MARKET PORTFOLIO    U.S. GOVERNMENT MONEY MARKET PORTFOLIO
                                ------------------------------------    --------------------------------------
                                   For the Year       For the Year         For the Year        For the Year
                                  Ended June 30,     Ended June 30,       Ended June 30,      Ended June 30,
                                       2000               1999                 2000                1999
                                  --------------     --------------       --------------      --------------
Shares/Dollars issued and
  redeemed:
      Class I:
        Issued                     $ 37,578,292      $  18,590,020        $ 114,773,617       $ 114,177,832
        Distributions reinvested            732              1,131                   22                  13
        Redeemed                    (38,014,963)       (30,598,349)        (126,851,898)       (108,353,060)
                                   ------------      -------------        -------------       -------------
    Net increase (decrease)        $   (435,939)     $ (12,007,198)       $ (12,078,259)      $   5,824,785
                                   ============      =============        =============       =============
      Class III:
        Issued                     $ 13,705,261      $ 139,906,932        $  92,080,110       $  34,798,328
        Distributions reinvested         97,025            477,442              276,261             114,502
        Redeemed                    (17,389,850)      (178,012,590)         (90,595,428)        (35,752,232)
                                   ------------      -------------        -------------       -------------
    Net increase (decrease)        $ (3,587,564)     $ (37,628,216)       $   1,760,943       $    (839,402)
                                   ============      =============        =============       =============
      Class IV:*
        Issued                     $    571,705                  0                    0                   0
        Distributions reinvested          1,788                  0                    0                   0
        Redeemed                       (496,605)                 0                    0                   0
                                   ------------      -------------        -------------       -------------
    Net increase                   $     76,888                  0                    0                   0
                                   ============      =============        =============       =============

                                  MUNICIPAL MONEY MARKET PORTFOLIO              CASH RESERVE PORTFOLIO
                                  ---------------------------------       ----------------------------------
                                   For the Year       For the Year         For the Year        For the Year
                                  Ended June 30,     Ended June 30,       Ended June 30,      Ended June 30,
                                       2000               1999                 2000                1999
                                  --------------     --------------       --------------      --------------
Shares/Dollars issued and
  redeemed:
      Class I:
        Issued                     $ 78,082,758      $  84,302,797        $  54,922,903       $  47,673,460
        Distributions reinvested             34                 23                    6                   1
        Redeemed                    (89,982,141)       (64,144,557)         (52,245,963)        (58,566,116)
                                   ------------      -------------        -------------       -------------
    Net increase (decrease)        $(11,899,349)     $  20,158,263        $   2,676,946       $ (10,892,655)
                                   ============      =============        =============       =============
      Class III:
        Issued                     $ 17,506,433      $  23,170,849        $ 234,279,697       $ 139,985,723
        Distributions reinvested        176,738            111,051            4,334,765           2,753,795
        Redeemed                    (17,488,536)       (21,878,428)        (194,421,126)       (138,023,657)
                                   ------------      -------------        -------------       -------------
    Net increase                   $    194,635      $   1,403,472        $  44,193,336       $   4,715,861
                                   ============      =============        =============       =============

 * Class IV of the U.S. Treasury Money Market Portfolio commenced operations on December 2, 1999.

3. INVESTMENT ADVISORY AND MANAGEMENT AND SUB-ADVISORY AGREEMENTS

For managing its investment and business affairs, the Growth & Income Portfolio, Bond Portfolio, Intermediate Bond Portfolio and Tennessee Tax-Free Portfolio each pay First Tennessee Bank National Association ("First Tennessee"), a monthly management fee at the annual rate of .65%, .55%, .50% and .50% respectively, of its average net assets. For managing its investment and business affairs, each of the Money Market Portfolios pays First Tennessee its pro-rated portion of a monthly management fee at the annual rate of .25% of aggregate average monthly net assets of all Money Market Portfolios of the Trust managed by First Tennessee through $1 billion, and .22% on amounts greater than $1 billion. Under the Investment Advisory and Management Agreement, First Tennessee is authorized, at its own expense, to hire sub-advisers to provide investment advice to it and to each Portfolio.

First Tennessee and Delaware Management Company ("DMC") serve as co-advisers of the Capital Appreciation Portfolio pursuant to the authority granted to them under their respective Co-Advisory Agreements with the Portfolio. The Capital Appreciation Portfolio is obligated to pay First Tennessee monthly management fees at the annual rate of .15% of its average net assets. The Capital Appreciation Portfolio is obligated to pay DMC monthly management fees at the annual rate of .70% for the first $50 million of the Portfolio's average net assets and .65% on average net assets of the Portfolio in excess of $50 million. Information contained in this report prior to 6/1/2000 for the Capital Appreciation Portfolio reflects the operations of the Portfolio while Investment Advisers Inc. was co-adviser. DMC was approved as the Portfolio co-adviser at a special meeting of the shareholders of the Portfolio on May 17, 2000.

FIRST FUNDS ANNUAL REPORT

For the Growth & Income and Bond Portfolios, Highland Capital Management Corp. ("Highland") serves as the sub-adviser of each Portfolio pursuant to the authority granted to it under its Sub-Advisory Agreement with First Tennessee. Highland is an affiliate of First Tennessee and is a wholly-owned subsidiary of First Tennessee National Corporation. Highland is paid by First Tennessee a monthly sub-advisory fee at the annual rate of .38% of Growth & Income Portfolio's average net assets and .33% of Bond Portfolio's average net assets.

For the Intermediate Bond and Tennessee Tax-Free Portfolios, Martin & Company, Inc. ("Martin") serves as sub-adviser of each Portfolio pursuant to the authority granted to it under its Sub-Advisory Agreement with First Tennessee. Martin is an affiliate of First Tennessee and is a wholly-owned subsidiary of First Tennessee National Corporation. Martin is paid by First Tennessee a monthly sub-advisory fee at the annual rate of .30% of each Portfolio's average net assets.

For the Money Market Portfolios, BlackRock Institutional Management Corporation ("BlackRock") (formerly PNC Institutional Management Corporation) serves as the sub-adviser of each Portfolio pursuant to the authority granted to it under its Sub-Advisory Agreement with First Tennessee. BlackRock is a wholly-owned subsidiary of PNC Bank National Association. BlackRock is paid by First Tennessee a monthly sub-advisory fee at the annual rate of .08% of each Portfolio's average net assets through $500 million, .06% of the next $500 million, and .05% of net assets greater than $1 billion.

4. ADMINISTRATOR, CO-ADMINISTRATOR AND DISTRIBUTOR

ALPS Mutual Funds Services, Inc. serves as Administrator and Distributor for the Trust under separate Administration and General Distribution Agreements. ALPS' duties include distribution services, providing office space and various legal and accounting services in connection with the regulatory requirements applicable to each Portfolio. ALPS is entitled to receive administration fees from each of the Money Market Portfolios at the annual rate of .075% of average net assets and, from the Growth & Income, Capital Appreciation, Bond, Intermediate Bond and Tennessee Tax-Free Portfolios, at the annual rate of .15% of average net assets.

First Tennessee serves as the Co-Administrator for each Portfolio. As the Co-Administrator, First Tennessee assists in each Portfolio's operation, including but not limited to, providing non-investment related research and statistical data and various operational and administrative services. First Tennessee is entitled to receive co-administration fees from each Portfolio at the annual rate of .05% of average net assets.

The Trustees have adopted a Distribution Plan on behalf of Class III of each Portfolio and Class IV of the Growth & Income, Capital Appreciation, Tennessee Tax-Free and U.S. Treasury Money Market Portfolios, pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Each Class III Distribution Plan provides for payment of a fee to ALPS at the annual rate of up to .75% of the average net assets of Class III of the Growth & Income, Capital Appreciation, Bond, Intermediate Bond and Tennessee Tax-Free Portfolios, and .25% of the average net assets of Class III of each of the Money Market Portfolios. Each Class IV Distribution Plan provides for payment of a fee to ALPS at the annual rate of up to 1.00% of the average net assets of Class IV of the Growth & Income and Capital Appreciation Portfolios, .70% of the average net assets of Class IV of the Tennessee Tax-Free Portfolio and .65% of the average net assets of Class IV of the U.S. Treasury Money Market Portfolio. The Trustees have also adopted Shareholder Servicing Plans on behalf of Class II and III of the Growth & Income, Capital Appreciation, Bond, Intermediate Bond and Tennessee Tax-Free Portfolios under which broker/dealers, advisers or other financial institutions are paid at the annual rate of up to .25% of each class' average net assets for shareholder services and account maintenance.

5. WAIVER OF FEES

Growth & Income, Capital Appreciation, Bond and Intermediate Bond Portfolios:

For the six months ended December 31, 1999, First Tennessee voluntarily agreed to waive its management fee for the Growth & Income, Capital Appreciation, Bond and Intermediate Bond Portfolios to .50%, .00%, .15% and .00% of average net assets, respectively. Effective January 1, 2000, First Tennessee eliminated its management fee waivers on the Growth & Income and Capital Appreciation Portfolios, and voluntarily agreed to waive its management fees for the Bond and Intermediate Bond Portfolios to .30% of each portfolio's average net assets. Pursuant to the voluntary waiver agreement, for the year ended June 30, 2000, First Tennessee waived management fees of $744,918, $27,614, $758,553, and $782,798 for the Growth & Income, Capital Appreciation, Bond and Intermediate Bond Portfolios, respectively.

For the year ended June 30, 2000, the 12b-1 fee charged by Class III of the Bond and Intermediate Bond Portfolios was waived to .50% of average net assets. Pursuant to this waiver, 12b-1 fees were waived in the amount of $5,728 and $2,522 for the Bond and Intermediate Bond Portfolios, respectively.

Tennessee Tax-Free Portfolio:

For the six months ended December 31, 1999, First Tennessee, as Investment Adviser, voluntarily agreed to waive its entire management fee. Effective January 1, 2000, First Tennessee voluntarily agreed to waive its management fee to .30% of average net assets.

For the six months ended June 30, 2000, the 12b-1 fee charged by Class III of the Tennessee Tax-Free Portfolio was waived to .50% of average net assets.

FIRST FUNDS ANNUAL REPORT

For the period July 1, 1999 through August 31, 1999, ALPS agreed to voluntarily reimburse Class III of the Tennessee Tax-Free Portfolio for .10% of the .50% 12b-1 fee charged by that class. After August 31, 1999, ALPS eliminated its voluntary reimbursement of the 12b-1 fee charged by Class III of the Tennessee Tax-Free Portfolio.

Pursuant to the voluntary waiver and reimbursement agreements, for the year ended June 30, 2000, fees were waived and reimbursed for the Tennessee Tax-Free Portfolio as follows:

         Management fees waived              $ 733,151
         Reimbursement by administrator      $   2,860
         12b-1 fees waived                   $  32,022

Money Market Portfolios:

For the year ended June 30, 2000, First Tennessee voluntarily agreed to waive its management and co-administration fees for the U.S. Treasury Money Market Portfolio to .08% and .00% of average net assets, respectively. Additionally, for the year ended June 30, 2000, ALPS agreed to waive its entire administration fee for the U.S. Treasury Money Market Portfolio.

For the year ended June 30, 2000, First Tennessee voluntarily agreed to waive a portion of its management and co-administration fees payable by the U.S. Government Money Market, Municipal Money Market and Cash Reserve Portfolios to
 .10% and .025% of average net assets, respectively.

For the year ended June 30, 2000, the expense waivers were as follows:

                                           Management Fee      Co-Administration Fee     Administration Fee
                                           --------------      ---------------------     ------------------
U.S. Treasury Money Market                 $  19,431           $  5,731                  $ 8,597
U.S. Government Money Market               $ 147,597           $ 24,598                  $ 0
Municipal Money Market                     $  81,308           $ 13,554                  $ 0
Cash Reserve                               $ 169,968           $ 28,499                  $ 0

6. CONVERSION OF COMMON TRUST FUNDS AND COLLECTIVE INVESTMENT POOLS

On March 2, 1998, the Growth & Income Portfolio issued shares in a tax-free conversion to acquire the net assets of the Common Stock - Total Return Fund, the Common Stock - Stable Value Fund and the Common Trust Fund 1 of First Tennessee Bank. The following is a summary of shares issued, net assets acquired, net asset value per share and unrealized appreciation as of the date acquired.

         Shares issued                 11,062,850
         Net assets acquired        $ 227,230,934
         Net asset value            $       20.54
         Unrealized appreciation    $  83,270,056

On March 2, 1998, the Growth & Income Portfolio issued shares in a taxable conversion to acquire the net assets of the Pooled Equity Fund and the Common Trust Fund 3 of First Tennessee Bank. The following is a summary of shares issued, net assets acquired and net asset value per share. Because the conversion was taxable, no unrealized appreciation was acquired.

         Shares issued                  5,341,465
         Net assets acquired        $ 109,713,703
         Net asset value            $       20.54

On March 2, 1998, the Bond Portfolio issued shares in a tax-free conversion to acquire the net assets of the Common Fixed Income - Total Return Fund of First Tennessee Bank. The following is a summary of shares issued, net assets acquired, net asset value per share and unrealized appreciation as of the date acquired.

         Shares issued                 4,782,121
         Net assets acquired        $ 48,681,990
         Net asset value            $      10.18
         Unrealized appreciation    $  2,173,653

On March 2, 1998, the Intermediate Bond Portfolio issued shares in a tax-free conversion to acquire the net assets of the Common Fixed Income - Stable Value Fund, the Pooled Intermediate Bond Fund, the Common Trust Fund 2 and the Common Trust Fund 4 of First Tennessee Bank. The following is a summary of shares issued, net assets acquired, net asset value per share and unrealized appreciation as of the date acquired.

FIRST FUNDS ANNUAL REPORT

         Shares issued                 18,490,489
         Net assets acquired        $ 184,904,888
         Net asset value            $       10.00
         Unrealized appreciation    $   1,914,289

On March 2, 1998, the Tennessee Tax-Free Portfolio issued shares in a tax-free conversion to acquire the net assets of the Common Tax-Exempt - Total Return Fund, the Common Tax-Exempt - Stable Value Fund and the Common Trust Fund 5 of First Tennessee Bank. The following is a summary of shares issued, net assets acquired, net asset value per share and unrealized appreciation as of the date acquired.

         Shares issued                 14,429,355
         Net assets acquired        $ 148,766,645
         Net asset value            $       10.31
         Unrealized appreciation    $   5,930,274

7. OTHER

As of June 30, 2000, one shareholder (a related party) owned 13% of the Growth & Income Portfolio, 82% of the Capital Appreciation Portfolio and 41% of the Bond Portfolio. Additionally, as of June 30, 2000, one shareholder owned 22% of the U.S. Treasury Money Market Portfolio, 15% of the U.S. Government Money Market Portfolio and 63% of the Cash Reserve Portfolio.

The Trustees of the Trust receive an annual Trustees fee of $6,000 and an additional fee for each Trustees' meeting attended.

A proposal to approve a Co-Advisory Agreement between the Capital Appreciation Portfolio and Delaware Management Company was passed by the required majority of shareholders of the Portfolio at a special shareholders meeting held on May 17, 2000, for the purpose of voting on the proposal. 3,260,945 shares were voted for the proposal, 139 against and 1,950 shares abstained from voting.

                                    [FIRST FUNDS LOGO]  370 Seventeenth Street
                                                        Suite 3100
                                                        Denver, Colorado 80202
                                                        1-800-442-1941
                                                        www.firstfunds.com

INVESTMENT ADVISER - ALL PORTFOLIOS EXCEPT CAPITAL APPRECIATION PORTFOLIO

First Tennessee Bank National Association
  Memphis, Tennessee

CO-INVESTMENT ADVISERS - CAPITAL APPRECIATION PORTFOLIO

First Tennessee Bank National Association
  Memphis, Tennessee

Delaware Management Company
  Philadelphia, Pennsylvania

SUB-ADVISER - MONEY MARKET PORTFOLIOS

BlackRock Institutional Management Corporation
  Wilmington, Delaware

SUB-ADVISER - GROWTH & INCOME AND BOND PORTFOLIOS

Highland Capital Management Corporation
  Memphis, Tennessee

SUB-ADVISER - INTERMEDIATE BOND AND TENNESSEE TAX-FREE PORTFOLIOS

Martin & Company, Inc.
  Knoxville, Tennessee

ADMINISTRATOR AND DISTRIBUTOR

ALPS Mutual Funds Services, Inc.
  Denver, Colorado

CO-ADMINISTRATOR

First Tennessee Bank National Association
  Memphis, Tennessee

TRANSFER AND SHAREHOLDER SERVICING AGENT

Boston Financial Data Services
  Boston, Massachusetts

CUSTODIAN

State Street Bank & Trust Company
  Boston, Massachusetts

OFFICERS

Russell Burk, Secretary
Jeremy May, Treasurer

TRUSTEES

Thomas M. Batchelor
John A. DeCell
L.R. Jalenak, Jr.
George P. Lewis
Larry W. Papasan
Richard C. Rantzow



THIS REPORT HAS BEEN PREPARED FOR FIRST FUNDS SHAREHOLDERS AND MAY BE DISTRIBUTED TO OTHERS ONLY IF PRECEDED OR ACCOMPANIED BY A PROSPECTUS.


NOT FDIC INSURED         [FIRST TENNESSEE LOGO]        [ALPS LOGO]